UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation® Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Equity Fund

June 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 83.00%
U.S. Markets – 46.96%
Consumer Discretionary – 5.17%
†AFC Enterprises	40	$364
†Bally Technologies	45	1,458
Big 5 Sporting Goods	22	289
†Buffalo Wild Wings	14	512
†Carmike Cinemas	27	164
†CEC Entertainment	10	353
†Citi Trends	15	494
CKE Restaurants	30	376
†Collective Brands	22	348
Comcast Class A	231	4,012
Cooper Tire & Rubber	15	293
†DG FastChannel	11	358
†DSW Class A	19	427
Ford Motor	101	1,018
†G-III Apparel Group	23	526
Guess	46	1,437
†Gymboree	12	513
†Iconix Brand Group	32	460
†Jack in the Box	26	506
Jarden	60	1,612
†Jo-Ann Stores	14	525
Jones Apparel Group	27	428
†Jos. A Bank Clothiers	7	378
†Kohl's	29	1,378
†Lincoln Educational Services	20	412
Lowe's	362	7,391
McDonald's	38	2,503
Meredith	39	1,214
National CineMedia	23	383
NIKE Class B	82	5,539
Nordstrom	32	1,030
†Perry Ellis International	22	444
Phillips-Van Heusen	39	1,805
†Prestige Brands Holdings	47	333
†Shuffle Master	49	392
Staples	240	4,572
Starbucks	51	1,239
†Steven Madden	14	441
Tanger Factory Outlet Centers	15	621
†Tenneco	20	421
Time Warner Cable	37	1,927
Tractor Supply	10	610
†Ulta Salon Cosmetics & Fragrance	24	568
†Urban Outfitters	49	1,685
Viacom Class B	60	1,882
Wal-Mart Stores	26	1,250
†WMS Industries	32	1,256
		56,147
Consumer Staples – 4.25%
Archer-Daniels-Midland	269	6,946
Bunge	61	3,001
Casey's General Stores	18	628
±Coca-Cola	11	551
Colgate-Palmolive	21	1,654
CVS Caremark	185	5,424
J&J Snack Foods	12	505
Kimberly-Clark	67	4,062

Kraft Foods Class A	143	4,004
PepsiCo	49	2,987
Procter & Gamble	139	8,336
Safeway	200	3,932
†Susser Holdings	53	625
Walgreen	129	3,444
		46,099
Energy – 4.34%
Berry Petroleum Class A	19	489
†Bristow Group	14	412
†Carrizo Oil & Gas	21	326
Chevron	87	5,904
ConocoPhillips	114	5,596
EOG Resources	82	8,067
EQT	17	614
Exxon Mobil	99	5,650
†Key Energy Services	49	450
Lufkin Industries	18	702
Marathon Oil	134	4,166
National Oilwell Varco	133	4,398
Occidental Petroleum	34	2,623
Penn Virginia	15	302
†Pioneer Drilling	44	249
†Rosetta Resources	23	456
Schlumberger	41	2,269
†Swift Energy	16	431
†Willbros Group	31	229
Williams	209	3,821
		47,154
Financials – 5.77%
AFLAC	43	1,835
Allstate	139	3,993
American Equity Investment Life Holding	45	464
AmTrust Financial Services	25	301
Apollo Investment	51	476
Ares Capital	29	363
Bank of America	256	3,679
Bank of New York Mellon	410	10,122
BioMed Realty Trust	31	499
Boston Private Financial Holdings	71	457
Capital One Financial	20	806
City Holding	14	390
CME Group	18	5,068
Delphi Financial Group	19	464
Dime Community Bancshares	43	530
DuPont Fabros Technology	19	467
EastGroup Properties	14	498
Entertainment Properties Trust	13	495
First Mercury Financial	23	243
Flushing Financial	32	391
GFI Group	55	307
@Harleysville Group	14	434
Home Properties	12	541
Host Hotels & Resorts	79	1,065
@Independent Bank	15	370
†IntercontinentalExchange	50	5,652
JPMorgan Chase	101	3,698
†optionsXpress Holdings	32	504
Park National	7	455
†Piper Jaffray	13	419
†ProAssurance	10	568
Prosperity Bancshares	13	452
Provident Financial Services	35	409
Prudential Financial	36	1,932
Sovran Self Storage	15	516
TCF Financial	46	764
†TD Ameritrade Holding	73	1,117
†Texas Capital Bancshares	23	377
Torchmark	31	1,535
Travelers	114	5,615

Trustmark	21	437
Univest Corporation of Pennsylvania	10	173
Webster Financial	23	413
Wells Fargo	133	3,405
		62,699
Health Care – 6.96%
Abbott Laboratories	34	1,591
†Acorda Therapeutics	11	342
†Affymetrix	44	260
†Air Methods	9	268
†Align Technology	36	535
†Alkermes	48	598
Allergan	117	6,816
†Amgen	36	1,894
†AMN Healthcare Services	41	307
Bristol-Myers Squibb	167	4,165
Cardinal Health	119	4,000
†Catalyst Health Solutions	14	483
†Celera	55	360
†Celgene	17	864
†Conmed	25	466
†CryoLife	48	259
†Express Scripts	45	2,116
†Gen-Probe	20	908
†Gilead Sciences	179	6,136
†Inspire Pharmaceuticals	57	284
Johnson & Johnson	90	5,315
†Martek Biosciences	16	379
†Medco Health Solutions	118	6,499
Merck	210	7,343
†Merit Medical Systems	30	482
†Odyssey HealthCare	14	374
†ONYX Pharmaceuticals	24	518
Pfizer	503	7,173
†PharMerica	29	425
Quest Diagnostics	79	3,932
†Quidel	33	419
†Regeneron Pharmaceuticals	22	491
†Res-Care	25	242
†SonoSite	18	488
†Sun Healthcare Group	46	372
†Thermo Fisher Scientific	27	1,324
UnitedHealth Group	211	5,992
†Vertex Pharmaceuticals	21	691
West Pharmaceutical Services	14	511
		75,622
Industrials – 4.19%
AAON	18	420
Acuity Brands	14	509
†Alaska Air Group	38	1,708
Applied Industrial Technologies	20	506
Barnes Group	23	377
Caterpillar	15	901
†Chart Industries	23	358
†Columbus McKinnon	26	363
†CRA International	12	226
Deere	17	947
Diamond Management & Technology Consultants	24	247
Ducommun	13	222
ESCO Technologies	8	206
†Esterline Technologies	12	569
Expeditors International Washington	119	4,107
Fluor	25	1,063
General Electric	135	1,947
†Gibraltar Industries	35	354
Goodrich	19	1,259
Granite Construction	8	189
Honeywell International	44	1,717
†Hub Group Class A	21	630
†Kadant	19	331

†Kforce	32	408
Koppers Holdings	16	360
Lincoln Electric Holdings	23	1,173
Lockheed Martin	18	1,341
Manpower	26	1,123
McGrath RentCorp	11	251
†Metalico	88	350
†MYR Group/Delaware	15	250
Norfolk Southern	30	1,592
Northrop Grumman	97	5,281
Republic Services	30	892
Rockwell Collins	19	1,009
Roper Industries	17	951
†Tetra Tech	15	294
†Titan Machinery	21	276
Triumph Group	9	600
†Tutor Perini	13	214
Union Pacific	25	1,738
†United Stationers	11	599
United Technologies	39	2,531
†URS	21	826
US Ecology	22	321
Waste Management	128	4,005
		45,541
Information Technology – 12.03%
†Adobe Systems	133	3,515
†Amkor Technology	67	369
†Anixter International	10	426
†Apple	60	15,091
†Applied Micro Circuits	38	398
†Atheros Communications	18	496
†Cisco Systems	153	3,260
†EMC	122	2,233
Expedia	20	376
†FARO Technologies	23	430
†Google Class A	21	9,343
Hewlett-Packard	70	3,030
iGate	44	564
Intel	332	6,457
International Business Machines	43	5,310
†Intuit	188	6,537
†IPG Photonics	19	289
†IXYS	47	415
†j2 Global Communications	21	459
†JDA Software Group	20	440
†Lawson Software	71	518
†Liquidity Services	27	350
MasterCard Class A	29	5,786
†McAfee	30	922
†MEMC Electronic Materials	137	1,354
Microsoft	187	4,303
†Motorola	616	4,016
†NetApp	50	1,866
†NETGEAR	21	375
NIC	51	327
†Nuance Communications	50	748
†ON Semiconductor	78	498
†priceline.com	29	5,120
†Progress Software	20	601
QUALCOMM	254	8,341
Quality Systems	10	580
†QuinStreet	23	265
†Rackspace Hosting	20	367
†Radiant Systems	34	492
†RightNow Technologies	24	377
†Rofin-Sinar Technologies	12	250
†SAVVIS	24	354
†Semtech	21	344
†SolarWinds	22	353
†SS&C Technologies Holdings	12	192

†Symantec	344	4,774
†Synaptics	19	523
†Tekelec	35	463
†TeleTech Holdings	25	322
†Teradata	150	4,572
†ValueClick	44	470
†VeriSign	226	6,000
†ViaSat	14	456
Visa Class A	112	7,924
†Vocus	26	397
Xerox	458	3,682
†Yahoo	214	2,960
		130,680
Materials – 1.34%
AK Steel Holding	47	560
Alcoa	148	1,489
Cliffs Natural Resources	17	802
Dow Chemical	59	1,399
duPont (E.I.) deNemours	114	3,943
†KapStone Paper & Packaging	41	457
†Owens-Illinois	48	1,270
Rock-Tenn Class A	12	596
†Rockwood Holdings	21	476
Schulman (A.)	19	360
Silgan Holdings	18	511
Spartech	37	379
Temple-Inland	47	971
United States Steel	34	1,311
		14,524
Telecommunications – 1.76%
Alaska Communications Systems Group	41	348
†Arris Group	36	367
AT&T	197	4,765
Atlantic Tele-Network	4	165
†Crown Castle International	186	6,930
†Knology	26	284
NTELOS Holdings	23	396
Plantronics	11	315
Qwest Communications International	263	1,381
Verizon Communications	147	4,119
		19,070
Utilities – 1.15%
American Electric Power	43	1,389
Edison International	127	4,028
MDU Resources Group	49	883
NorthWestern	16	419
†NRG Energy	49	1,039
Otter Tail	14	271
Progress Energy	107	4,197
UNITIL	14	293
		12,519
Total U.S. Markets (cost $513,334)		510,055

§Developed Markets – 22.64%
Consumer Discretionary – 5.34%
Autoliv	88	4,211
±Bayerische Motoren Werke	126	6,133
±Don Quijote	200	5,364
±Esprit Holdings	417	2,240
±PPR	35	4,348
±Publicis Groupe	131	5,226
±Round One	300	1,650
Singapore Airlines ADR	306	6,400
±Techtronic Industries	6,500	5,064
@†±Tom Group	8,000	632
±Toyota Motor	200	6,874
±Vivendi	253	5,142
±Yue Yuen Industrial Holdings	1,500	4,656
		57,940

Consumer Staples – 1.97%
±Coca-Cola Amatil	562	5,625
±Greggs	665	4,540
±Metro	102	5,211
±Parmalat	2,591	6,023
		21,399
Energy – 0.34%
†Nabors Industries	44	775
Noble	25	773
±Total	48	2,143
		3,691
Financials – 2.91%
Alterra Capital Holdings	20	376
Aspen Insurance Holdings	30	742
±AXA	182	2,781
±Banco Santander	583	6,114
±Mitsubishi UFJ Financial Group	1,200	5,450
±Nordea Bank	536	4,421
±Standard Chartered	230	5,601
±UniCredit	2,761	6,108
		31,593
Health Care – 1.79%
±AstraZeneca	51	2,404
†Eurand	53	514
±Novartis	120	5,816
Novo Nordisk ADR	74	5,995
±Sanofi-Aventis	78	4,698
		19,427
Industrials – 5.11%
±Alstom	122	5,524
±Asahi Glass	1,000	9,391
±Cie de Saint-Gobain	108	4,025
±Deutsche Post	338	4,941
±Finmeccanica	442	4,582
±ITOCHU	702	5,489
±Koninklijke Philips Electronics	195	5,824
±Teleperformance	205	5,121
±Tomkins	1,630	5,474
±Vallourec	30	5,173
		55,544
Information Technology – 1.58%
Accenture Class A	26	1,005
†CGI Group Class A	826	12,290
±Nokia	474	3,864
		17,159
Materials – 1.79%
Agrium	44	2,153
Alumina ADR	92	463
±ArcelorMittal	101	2,709
±Lafarge	84	4,581
±Rexam	1,243	5,594
Syngenta ADR	87	3,989
		19,489
Telecommunications – 1.43%
China Mobile ADR	62	3,063
±Telstra	894	2,436
TELUS	189	7,132
±Vodafone Group	1,426	2,938
		15,569
Utilities – 0.38%
±National Grid	562	4,103
		4,103
Total Developed Markets (cost $261,458)		245,914

XEmerging Markets – 13.40%
Consumer Discretionary – 0.32%
†Focus Media Holding ADR	46	714
Grupo Televisa ADR	62	1,079
±Oriental Holdings	300	572
†±Turk Sise ve Cam Fabrikalari	490	535

Wal-Mart de Mexico Series V	241	534
		3,434
Consumer Staples – 1.37%
Brazil Foods ADR	96	1,273
±Chaoda Modern Agriculture Holdings	8,000	7,801
@Cresud ADR	98	1,190
Fomento Economico Mexicano ADR	19	820
±KT&G	8	393
±Lotte Chilsung Beverage	2	1,297
±Tingyi Cayman Islands Holding	139	341
±Tsingtao Brewery	71	332
Wimm-Bill-Dann Foods ADR	80	1,424
		14,871
Energy – 2.25%
China Petroleum & Chemical ADR	6	483
±CNOOC	4,000	6,798
CNOOC ADR	2	340
Gazprom ADR	126	2,410
LUKOIL ADR	16	824
PetroChina ADR	13	1,426
Petroleo Brasileiro SA ADR	64	2,196
Petroleo Brasileiro SP ADR	154	4,589
±Polski Koncern Naftowy Orlen	59	611
PTT Exploration & Production	107	813
#Reliance Industries GDR 144A	38	1,775
Rosneft Oil GDR	178	1,086
Sasol	31	1,093
		24,444
Financials – 2.21%
±ABSA Group	34	535
±Akbank	110	527
Banco Bradesco ADR	60	952
Banco Santander Brasil ADR	100	1,033
±Bangkok Bank	171	654
±Bank of China	3,000	1,513
±China Construction Bank	1,570	1,264
Credicorp	9	818
Cyrela Brazil Realty	67	729
†±Fubon Financial Holding	1,000	1,106
±Hong Leong Bank	200	529
±Industrial & Commercial Bank of China	1,800	1,308
@IRSA Inversiones y Representaciones ADR	43	449
KB Financial Group ADR	71	2,690
±KLCC Property Holdings	600	568
±Malayan Banking	536	1,247
±OTP Bank	18	363
±Powszechny Zaklad Ubezpieczen	15	1,548
±Samsung Life Insurance	10	846
@Sberbank	838	2,045
±Shanghai Forte Land	2,000	525
±Standard Bank Group	83	1,100
±Turkiye Is Bankasi Class C	138	427
†±UEM Land Holdings	1,750	783
VTB Bank GDR	82	401
		23,960
Industrials – 0.52%
†Empresas	73	685
±Fosun International	1,252	874
Guangshen Railway ADR	53	914
†Hollysys Automation Technologies	71	640
±Hon Hai Precision Industry	300	1,047
±LG Electronics	10	760
±United Tractors	357	732
		5,652
Information Technology – 2.78%
†Asiainfo Holdings	53	1,159
±HTC	1,000	13,220
LG Display ADR	37	596
±Samsung Electronics	5	3,133
†Shanda Games ADR	109	633

†Shanda Interactive Entertainment ADR	53	2,103
†Sina	21	740
†Sohu.com	149	6,122
Taiwan Semiconductor Manufacturing ADR	125	1,220
±United Microelectronics ADR	3,000	1,315
		30,241
Materials – 1.54%
±Anglo Platinum	8	755
±ArcelorMittal South Africa	106	1,044
Braskem ADR	72	1,019
Cemex ADR	194	1,872
Cia de Minas Buenaventura ADR	22	846
†Fibria Celulose ADR	56	829
±Impala Platinum Holdings	27	628
±Israel Chemicals	51	531
MMC Norilsk Nickel ADR	41	605
POSCO ADR	14	1,320
Vale ADR	300	7,306
		16,755
Telecommunications – 1.85%
America Movil ADR	15	713
China Unicom Hong Kong ADR	124	1,649
Chunghwa Telecom ADR	290	5,710
KT ADR	89	1,706
±LG Telecom	161	1,003
±MTN Group	111	1,454
SK Telecom ADR	211	3,108
Turkcell Iletisim Hizmet ADR	83	1,077
Vivo Participacoes ADR	36	933
±Vodacom Group	362	2,753
		20,106
Utilities – 0.56%
Centrais Eletricas Brasileiras	200	2,672
±Datang International Power Generation	1,656	668
±Huadian Power International	2,000	484
Huaneng Power International ADR	74	1,741
±Polska Grupa Energetyczna	81	499
		6,064
Total Emerging Markets (cost $149,149)		145,527
Total Common Stock (cost $923,941)		901,496

Exchange Traded Fund – 8.32%
Equity Fund – 8.32%
iShares MSCI EAFE Growth Index	1,880	90,371
Total Exchange Traded Fund (cost $97,042)		90,371

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 6.47%
Discount Notes – 4.97%
Federal Home Loan Bank
0.001% 7/1/10	$20,873	20,873
0.001% 7/6/10	15,655	15,655
0.01% 7/7/10	1,760	1,760
0.01% 7/15/10	7,062	7,062
0.05% 7/16/10	8,626	8,626
		53,976
U.S. Treasury Obligations – 1.50%
U.S. Treasury Bills
0.005% 7/1/10	9,171	9,171
0.045% 7/15/10	7,135	7,135
		16,306
Total Short-Term Investments (cost $70,282)		70,282

Total Value of Securities – 97.79%
(cost $1,091,265)		1,062,149
Receivables and Other Assets Net of Liabilities (See Notes) – 2.21%		23,975
Net Assets Applicable to 127,019 Shares Outstanding – 100.00%		$1,086,124

AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
SEK – Swedish Krona
USD – United States Dollar
ZAR – South African Rand

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $1,775, which represented 0.16% of the Fund’s net assets. See Note 4 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $5,120, which represented 0.47% of the Fund’s net assets. See Note 4 in "Notes."
†Non income producing security.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risky.
±Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $260,456 which represented 23.98% the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts

1The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(342)	USD	291	7/2/10	$3
CAD	(744)	USD	699	7/6/10	-
CHF	1,888	USD	(2,041)	7/1/10	(289)
EUR	3,425	USD	(4,186)	7/1/10	3
EUR	(2,273)	USD	2,763	7/2/10	(16)
GBP	(739)	USD	1,110	7/2/10	7
HKD	37,325	USD	(4,795)	7/2/10	(1)
JPY	(13,824)	USD	155	7/1/10	(1)
SEK	(1,257)	USD	161	7/2/10	(1)
ZAR	(36,565)	USD	4,764	7/1/10	1
ZAR	(748)	USD	98	7/2/10	1
ZAR	(333)	USD	699	7/6/10	-
					$(293)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for its open tax year ended September 30, 2009, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standard Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,093,662
Aggregate unrealized appreciation	$48,443
Aggregate unrealized depreciation	(79,956)
Net unrealized depreciation	$(31,513)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total
Common Stock	$634,640	$266,856	$901,496
Investment Companies	90,371	-	90,371
Short-Term	16,306	53,976	70,282
Total	$741,317	$320,832	$1,062,149

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Growth Allocation Fund

June 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 64.16%
U.S. Markets – 37.78%
Consumer Discretionary – 4.22%
†AFC Enterprises	1,795	$16,335
†Bally Technologies	1,925	62,351
Big 5 Sporting Goods	955	12,549
†Buffalo Wild Wings	560	20,485
†Carmike Cinemas	1,100	6,666
†CEC Entertainment	440	15,514
†Citi Trends	695	22,893
CKE Restaurants	1,305	16,352
†Collective Brands	1,045	16,511
Comcast Class A	12,300	213,651
Cooper Tire & Rubber	640	12,480
†DG FastChannel	420	13,684
†DIRECTV Group	200	6,784
†DSW Class A	800	17,968
†Ford Motor	4,040	40,723
†G-III Apparel Group	1,020	23,348
Guess	1,980	61,855
†Gymboree	530	22,636
†Iconix Brand Group	1,380	19,831
†Jack in the Box	1,185	23,048
Jarden	2,580	69,325
†Jo-Ann Stores	585	21,943
Jones Apparel Group	1,180	18,703
†Jos. A Bank Clothiers	275	14,847
†Kohl's	1,200	57,000
†Lincoln Educational Services	860	17,707
Lowe's	17,100	349,181
McDonald's	1,540	101,440
Meredith	1,660	51,676
†Mobile Mini	190	3,093
National CineMedia	1,015	16,910
NIKE Class B	3,700	249,935
Nordstrom	1,320	42,491
†Perry Ellis International	935	18,887
Phillips-Van Heusen	1,640	75,883
†Prestige Brands Holdings	2,040	14,443
†Shuffle Master	2,120	16,981
Staples	10,900	207,645
Starbucks	2,200	53,460
†Steven Madden	600	18,912
Tanger Factory Outlet Centers	600	24,828
†Tenneco	895	18,849
Time Warner Cable	1,580	82,286
Tractor Supply	385	23,473
†Ulta Salon Cosmetics & Fragrance	1,060	25,080
†Urban Outfitters	2,120	72,907
Viacom Class B	2,550	79,994
Wal-Mart Stores	1,100	52,877
†WMS Industries	1,380	54,165
		2,500,585
Consumer Staples – 3.41%
†Archer-Daniels-Midland	11,700	302,094
Bunge	2,725	134,043
Casey's General Stores	730	25,477
Coca-Cola	480	24,058
Colgate-Palmolive	890	70,096
CVS Caremark	7,910	231,921

J&J Snack Foods	485	20,419
Kimberly-Clark	3,200	194,016
Kraft Foods Class A	6,700	187,600
†PepsiCo	2,000	121,900
†Procter & Gamble	6,130	367,676
Safeway	8,600	169,076
†Susser Holdings	2,050	24,170
Walgreen	5,700	152,190
		2,024,736
Energy – 3.47%
Berry Petroleum Class A	815	20,962
†Bristow Group	580	17,052
†Carrizo Oil & Gas	905	14,055
Chevron	3,910	265,332
ConocoPhillips	5,280	259,195
EOG Resources	3,610	355,115
EQT	690	24,937
Exxon Mobil	4,210	240,265
†Key Energy Services	2,060	18,911
Lufkin Industries	810	31,582
Marathon Oil	6,200	192,758
National Oilwell Varco	5,530	182,877
Occidental Petroleum	1,390	107,239
Penn Virginia	630	12,669
†Pioneer Drilling	1,815	10,291
†Rosetta Resources	1,000	19,810
Schlumberger	1,669	92,362
†Swift Energy	670	18,030
†Willbros Group	1,365	10,101
Williams	8,900	162,692
		2,056,235
Financials – 4.57%
AFLAC	1,780	75,953
Allstate	6,200	178,126
American Equity Investment Life Holding	1,960	20,227
AmTrust Financial Services	1,075	12,943
Apollo Investment	2,160	20,153
Ares Capital	1,280	16,038
Bank of America	10,850	155,915
Bank of New York Mellon	17,330	427,877
BioMed Realty Trust	1,340	21,561
Boston Private Financial Holdings	3,050	19,612
Capital One Financial	840	33,852
City Holding	595	16,589
CME Group	800	225,239
Delphi Financial Group	850	20,749
Dime Community Bancshares	1,860	22,934
DuPont Fabros Technology	830	20,385
EastGroup Properties	575	20,459
Entertainment Properties Trust	580	22,081
First Mercury Financial	1,025	10,845
Flushing Financial	1,375	16,816
GFI Group	2,200	12,276
@Harleysville Group	610	18,928
Home Properties	510	22,986
Host Hotels & Resorts	3,415	46,034
@Independent Bank	610	15,055
†IntercontinentalExchange	2,350	265,620
JPMorgan Chase	4,250	155,593
†optionsXpress Holdings	1,385	21,800
Park National	255	16,585
†Piper Jaffray	520	16,754
†ProAssurance	385	21,853
Prosperity Bancshares	580	20,155
Provident Financial Services	1,520	17,769
Prudential Financial	1,580	84,783
Sovran Self Storage	635	21,863
TCF Financial	1,830	30,396
†TD Ameritrade Holding	3,160	48,348
†Texas Capital Bancshares	965	15,826

Torchmark	1,340	66,343
Travelers	5,000	246,249
Trustmark	945	19,675
Univest Corporation of Pennsylvania	445	7,707
Webster Financial	1,010	18,119
Wells Fargo	5,600	143,360
		2,712,431
Health Care – 5.60%
Abbott Laboratories	1,440	67,363
†Acorda Therapeutics	465	14,466
†Affymetrix	1,870	11,033
†Air Methods	375	11,156
†Align Technology	1,530	22,751
†Alkermes	2,010	25,025
Allergan	5,250	305,865
†Alliance HealthCare Services	1,022	4,129
†Amgen	1,530	80,478
†AMN Healthcare Services	1,700	12,716
Bristol-Myers Squibb	7,900	197,026
Cardinal Health	5,800	194,938
†Catalyst Health Solutions	600	20,700
†Celera	2,325	15,229
†Celgene	710	36,082
†Conmed	1,090	20,307
†CryoLife	2,010	10,834
†Express Scripts	1,900	89,338
†Gen-Probe	870	39,515
†Gilead Sciences	7,910	271,155
†Inspire Pharmaceuticals	2,355	11,751
Johnson & Johnson	3,850	227,381
†Martek Biosciences	705	16,716
†Medco Health Solutions	5,300	291,924
Merck	9,370	327,669
†Merit Medical Systems	1,275	20,489
†Odyssey HealthCare	595	15,898
†ONYX Pharmaceuticals	990	21,374
Pfizer	20,837	297,128
†PharMerica	1,125	16,493
Quest Diagnostics	3,500	174,195
†Quidel	1,385	17,576
†Regeneron Pharmaceuticals	930	20,758
†Res-Care	1,065	10,288
†SonoSite	745	20,197
†Sun Healthcare Group	1,990	16,079
†Thermo Fisher Scientific	1,090	53,465
UnitedHealth Group	9,160	260,144
†Vertex Pharmaceuticals	950	31,255
West Pharmaceutical Services	560	20,434
		3,321,320
Industrials – 3.32%
AAON	735	17,133
Acuity Brands	565	20,555
†Alaska Air Group	1,545	69,448
Applied Industrial Technologies	860	21,775
Barnes Group	1,020	16,718
Caterpillar	600	36,042
†Chart Industries	985	15,346
†Columbus McKinnon	1,195	16,694
†CRA International	500	9,415
Deere	730	40,646
Diamond Management & Technology Consultants	1,070	11,032
Ducommun	540	9,234
ESCO Technologies	300	7,725
†Esterline Technologies	470	22,302
Expeditors International Washington	5,400	186,354
Fluor	1,030	43,775
†General Electric	5,680	81,906
†Gibraltar Industries	1,605	16,211
Goodrich	810	53,663
Granite Construction	335	7,899

Honeywell International	1,840	71,815
†Hub Group Class A	930	27,909
†Kadant	755	13,152
†Kforce	1,515	19,316
Koppers Holdings	715	16,073
Lincoln Electric Holdings	980	49,970
Lockheed Martin	770	57,365
Manpower	1,080	46,634
McGrath Rentcorp	455	10,365
†Metalico	3,690	14,686
†MYR Group/Delaware	660	11,015
Norfolk Southern	1,440	76,392
Northrop Grumman	4,420	240,626
Republic Services	1,270	37,757
Rockwell Collins	770	40,910
Roper Industries	720	40,291
†Tetra Tech	680	13,335
†Titan Machinery	915	12,014
Triumph Group	370	24,653
†Tutor Perini	545	8,982
Union Pacific	1,050	72,986
†United Stationers	475	25,873
United Technologies	1,670	108,400
†URS	870	34,235
US Ecology	990	14,424
Waste Management	5,700	178,353
		1,971,404
Information Technology – 9.73%
†Adobe Systems	5,900	155,937
†Amkor Technology	2,820	15,538
†Anixter International	430	18,318
†Apple	2,630	661,523
†Applied Micro Circuits	1,555	16,296
†Atheros Communications	755	20,793
†Cisco Systems	6,550	139,581
†EMC Massachusetts	5,310	97,173
Expedia	910	17,090
†FARO Technologies	1,000	18,710
†Google Class A	930	413,804
Hewlett-Packard	2,650	114,692
iGate	1,770	22,691
Intel	14,270	277,552
International Business Machines	2,060	254,369
†Intuit	8,500	295,545
†IPG Photonics	795	12,108
†IXYS	1,975	17,459
†j2 Global Communications	915	19,984
†JDA Software Group	860	18,903
†Lawson Software	3,080	22,484
†Liquidity Services	1,175	15,228
MasterCard Class A	1,300	259,389
†McAfee	1,310	40,243
†MEMC Electronic Materials	6,100	60,268
Microsoft	8,140	187,301
†Motorola	27,300	177,996
†NetApp	2,110	78,724
†NETGEAR	970	17,305
NIC	2,160	13,846
†Nuance Communications	2,100	31,395
†ON Semiconductor	3,380	21,564
†priceline.com	1,300	229,502
†Progress Software	870	26,126
QUALCOMM	11,180	367,151
Quality Systems	420	24,356
†QuinStreet	1,020	11,740
†Rackspace Hosting	870	15,956
†Radiant Systems	1,365	19,738
†RightNow Technologies	1,045	16,396
†Rofin-Sinar Technologies	535	11,139
†SAVVIS	1,045	15,414

†Semtech	945	15,470
†SolarWinds	890	14,276
†SS&C Technologies Holdings	510	8,175
†Symantec	15,290	212,225
†Synaptics	790	21,725
†Tekelec	1,555	20,588
†TeleTech Holdings	1,110	14,308
†Teradata	6,800	207,264
†ValueClick	1,910	20,418
†VeriSign	10,200	270,810
†ViaSat	610	19,862
Visa Class A	5,050	357,288
†Vocus	1,145	17,496
Xerox	20,700	166,428
†Yahoo	9,600	132,768
		5,770,428
Materials – 1.06%
AK Steel Holding	1,970	23,482
Alcoa	6,240	62,774
Cliffs Natural Resources	730	34,427
Dow Chemical	2,490	59,063
†duPont (E.I.) deNemours	5,100	176,409
†KapStone Paper & Packaging	1,745	19,439
†Owens-Illinois	2,100	55,545
Rock-Tenn Class A	525	26,077
†Rockwood Holdings	915	20,761
Schulman (A.)	830	15,737
Silgan Holdings	615	17,454
†Spartech	1,590	16,298
Temple-Inland	1,960	40,513
United States Steel	1,490	57,440
		625,419
Telecommunications – 1.45%
Alaska Communications Systems Group	1,950	16,556
†Arris Group	1,580	16,100
AT&T	8,920	215,775
Atlantic Tele-Network	215	8,880
†Crown Castle International	8,400	312,983
†GeoEye	100	3,114
†Knology	1,155	12,624
NTELOS Holdings	1,035	17,802
Plantronics	475	13,585
Qwest Communications International	11,250	59,063
Verizon Communications	6,600	184,932
		861,414
Utilities – 0.95%
American Electric Power	1,770	57,171
Edison International	5,700	180,804
MDU Resources Group	2,080	37,502
NorthWestern	705	18,471
†NRG Energy	2,220	47,086
Otter Tail	575	11,115
Progress Energy	5,000	196,100
UNITIL	595	12,441
		560,690
Total U.S. Markets (cost $22,369,563)		22,404,662

§Developed Markets – 15.72%
Consumer Discretionary – 3.16%
†Autoliv	3,300	157,905
±Bayerische Motoren Werke	5,126	249,521
±Don Quijote	7,900	211,870
±Esprit Holdings	15,069	80,938
±PPR	1,361	169,081
±Publicis Groupe	4,858	193,800
±Round One	13,676	75,215
±Techtronic Industries	215,000	167,517
±Toyota Motor	5,886	202,292
±Vivendi	9,568	194,458
±Yue Yuen Industrial Holdings	54,500	169,155
		1,871,752

Consumer Staples – 1.35%
±Coca-Cola Amatil	21,663	216,805
±Greggs	24,363	166,312
±Metro	3,788	193,539
±Parmalat	96,540	224,409
		801,065
Energy – 0.25%
†Nabors Industries	1,824	32,139
Noble	980	30,292
±Total	1,843	82,276
		144,707
Financials – 2.17%
Alterra Capital Holdings	890	16,714
Aspen Insurance Holdings	1,290	31,915
±AXA	11,202	171,148
±Banco Santander	21,466	225,114
±Franshion Properties China	62,000	17,046
±Mitsubishi UFJ Financial Group	46,514	211,265
±Nordea Bank	20,610	170,005
±†Standard Chartered	8,992	218,981
±UniCredit	101,599	224,758
		1,286,946
Health Care – 1.32%
±AstraZeneca	2,105	99,238
†Eurand	2,180	21,124
±Novartis	4,375	212,026
Novo Nordisk ADR	3,300	267,366
±Sanofi-Aventis	3,055	184,009
		783,763
Industrials – 3.73%
±Alstom	4,474	202,587
±Asahi Glass	22,000	206,635
±Cie de Saint-Gobain	4,144	154,437
±Deutsche Post	13,135	192,004
±Finmeccanica	17,209	178,411
†Flextronics International	350	1,960
±ITOCHU	26,873	210,138
±Koninklijke Philips Electronics	7,540	225,178
±Singapore Airlines	20,688	214,486
±Teleperformance	7,680	191,856
±Tianjin Development Holdings	34,000	20,677
±†Tomkins	63,494	213,213
±Vallourec	1,165	200,877
		2,212,459
Information Technology – 1.10%
Accenture Class A	1,104	42,670
†CGI Group Class A	31,143	463,414
±Nokia	17,992	146,661
		652,745
Materials – 1.35%
Agrium	1,600	78,304
Alumina ADR	4,100	20,623
†Anglo American ADR	1,500	26,375
±ArcelorMittal	3,987	106,947
±Lafarge	3,325	181,319
±Rexam	46,329	208,509
Syngenta ADR	3,900	178,815
		800,892
Telecommunications – 1.03%
China Mobile ADR	2,800	138,348
±Telstra	34,498	93,988
TELUS	7,138	269,360
±Vodafone Group	53,138	109,468
		611,164
Utilities – 0.26%
±National Grid	21,342	155,818
		155,818
Total Developed Markets (cost $9,296,789)		9,321,311

XEmerging Markets – 10.66%
Consumer Discretionary – 0.27%
†Focus Media Holding ADR	2,075	32,225
Grupo Televisa ADR	2,800	48,748
Santos Brasil Participacoes	3,900	32,410
†±Turk Sise ve Cam Fabrikalari	21,966	23,987
Wal-Mart de Mexico Series V	10,824	23,980
		161,350
Consumer Staples – 1.04%
Brazil Foods ADR	4,300	57,018
±Chaoda Modern Agriculture Holdings	278,000	271,103
@Cresud ADR	4,380	53,173
Fomento Economico Mexicano ADR	875	37,756
±KT&G	384	18,858
±Lotte Chilsung Beverage	102	66,124
±Lotte Confectionery	43	44,839
±Tingyi Cayman Islands Holding	6,245	15,311
±Tsingtao Brewery	3,202	14,958
Wimm-Bill-Dann Foods ADR	2,000	35,600
		614,740
Energy – 1.77%
China Petroleum & Chemical ADR	225	18,115
±CNOOC	152,000	258,343
CNOOC ADR	100	17,017
Gazprom ADR	5,600	107,128
LUKOIL ADR (London International Exchange)	700	36,050
PetroChina ADR	525	57,608
Petroleo Brasileiro SA ADR	2,775	95,238
Petroleo Brasileiro SP ADR	5,900	175,820
±Polski Koncern Naftowy Orlen	2,653	27,481
PTT	4,803	36,478
@PTT Exploration & Production	3,817	16,911
#Reliance Industries GDR 144A	1,686	78,736
†Rosneft Oil GDR	8,000	48,800
Sasol ADR	1,400	49,378
±Tambang Batubara Bukit Asam	14,000	26,420
		1,049,523
Financials – 1.98%
±ABSA Group	1,538	24,220
±Akbank	4,929	23,607
Banco Bradesco ADR	2,663	42,227
Banco Santander Brasil ADR	7,900	81,607
±Bangkok Bank	7,662	29,285
±Bank of China	115,000	58,016
±†Cathay Financial Holding	21,000	30,929
±China Construction Bank	69,900	56,269
Credicorp	400	36,356
Cyrela Brazil Realty	3,024	32,904
†±Fubon Financial Holding	38,000	42,022
†Grupo Financiero Galicia ADR	7,113	40,544
±Hong Leong Bank	10,000	26,428
±Industrial & Commercial Bank of China	80,000	58,147
@IRSA Inversiones y Representaciones ADR	1,900	19,836
KB Financial Group ADR	3,193	120,983
±KLCC Property Holdings	28,000	26,517
±Malayan Banking	24,019	55,900
±†OTP Bank	820	16,534
±†Powszechny Zaklad Ubezpieczen	706	72,844
±Samsung Life Insurance	540	45,690
@Sberbank	37,539	91,595
±Shanghai Forte Land	80,000	20,998
±Standard Bank Group	3,730	49,456
±Turkiye Is Bankasi Class C	6,202	19,192
±UEM Land Holdings	82,414	36,877
†VTB Bank GDR	3,600	17,608
		1,176,591
Health Care – 0.04%
†Hypermarcas	2,000	25,651
		25,651
Industrials – 0.49%
All America Latina Logistica	2,900	22,670
†Empresas ADR	3,200	30,016

±Fosun International	56,037	39,129
Guangshen Railway ADR	2,400	41,376
†Hollysys Automation Technologies	3,200	28,832
±Hon Hai Precision Industry	11,000	38,385
±LG Electronics	468	35,551
±Siam Cement NVDR	2,400	19,223
±United Tractors	16,012	32,837
±Yazicilar Holding Class A	941	5,521
		293,540
Information Technology – 1.79%
†Asiainfo Holdings	2,400	52,464
±HTC	19,000	251,200
LG Display ADR	1,600	25,760
±Mediatek	1,000	13,896
±Samsung Electronics	231	144,734
†Shanda Games ADR	4,800	27,888
†Shanda Interactive Entertainment ADR	2,400	95,208
†Sina	900	31,734
†Sohu.com	5,900	242,431
±Taiwan Semiconductor Manufacturing	26,074	48,517
Taiwan Semiconductor Manufacturing ADR	5,600	54,656
±United Microelectronics	160,000	70,106
		1,058,594
Materials – 1.27%
±Anglo Platinum	358	33,769
±ArcelorMittal South Africa	4,782	47,088
Braskem ADR	3,200	45,280
Cemex ADR	8,592	83,089
Cia de Minas Buenaventura ADR	900	34,596
†Fibria Celulose ADR	2,497	36,956
±Impala Platinum Holdings	1,235	28,739
±Israel Chemicals	2,300	23,958
MMC Norilsk Nickel ADR	1,873	27,616
POSCO ADR	550	51,876
Vale ADR	13,850	337,248
		750,215
Telecommunications – 1.48%
America Movil ADR	650	30,875
China Unicom Hong Kong ADR	5,517	73,376
Chunghwa Telecom ADR	11,005	216,688
†±Foxconn International Holdings	34,000	22,011
KT ADR	4,000	76,680
±LG Telecom	7,237	45,082
±MTN Group	4,987	65,345
SK Telecom ADR	9,400	138,462
Turkcell Iletisim Hizmet ADR	3,650	47,377
Vivo Participacoes ADR	1,600	41,472
±Vodacom Group	16,199	123,171
		880,539
Utilities – 0.53%
Centrais Eletricas Brasileiras ADR	9,300	124,248
±Datang International Power Generation	74,139	29,904
@=Enel OGK-5 GDR	100	347
±Huadian Power International	122,000	29,524
Huaneng Power International ADR	3,250	76,473
Light	2,500	29,155
±Polska Grupa Energetyczna	3,640	22,414
		312,065
Total Emerging Markets (cost $6,403,063)		6,322,808
Total Common Stock (cost $38,069,415)		38,048,781

Convertible Preferred Stock – 0.00%
Health Care & Pharmaceuticals – 0.00%
Merck 6.00% exercise price $57.43, expiration date 8/13/10	1	250
Total Convertible Preferred Stock (cost $260)		250

Exchange-Traded Fund – 8.72%
iShares MSCI EAFE Growth Index	107,620	5,173,293
Total Exchange-Traded Fund (cost $6,031,997)		5,173,293

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.25%
Fannie Mae REMICs Series 2003-32 PH 5.50% 3/25/32	USD	59,947	63,327
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22		75,000	83,577
Total Agency Commercial Mortgage-Backed Securities (cost $131,610)			146,904

Agency Mortgage-Backed Securities – 3.61%
Fannie Mae S.F. 15 yr 5.50% 7/1/22		34,789	37,651
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/25		150,000	155,813
4.50% 7/1/25		210,000	221,517
5.50% 7/1/25		125,000	135,020
Fannie Mae S.F. 20 yr 5.50% 8/1/28		36,830	39,669
Fannie Mae S.F. 30 yr
5.00% 12/1/36		193,494	205,384
6.50% 2/1/36		13,329	14,788
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/40		265,000	268,354
4.50% 7/1/40		80,000	82,912
5.00% 7/1/40		375,000	396,737
6.00% 7/1/40		290,000	314,514
Freddie Mac S.F. 30 yr TBA
5.50% 7/1/40		35,000	37,554
6.00% 7/1/40		145,000	157,370
6.50% 7/1/40		65,000	71,246
Total Agency Mortgage-Backed Securities (cost $2,111,957)			2,138,529

Commercial Mortgage-Backed Securities – 0.95%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		25,000	26,900
Bank of America Commercial Mortgage Securities
Series 2004-4 A4 4.502% 7/10/42		40,000	40,452
•Series 2005-1 A5 5.147% 11/10/42		10,000	10,601
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41		40,000	42,784
Series 2005-PW10 A4 5.405% 12/11/40		25,000	26,279
•Series 2005-T20 A4A 5.149% 10/12/42		25,000	26,726
Series 2007-PW15 A4 5.331% 2/11/44		25,000	24,494
wCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44		15,000	15,760
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A5 5.279% 8/10/38		100,000	105,855
Series 2004-GG2 A6 5.396% 8/10/38		20,000	21,096
Series 2005-GG4 A4A 4.751% 7/10/39		20,000	20,691
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.195% 12/15/44		15,000	15,955
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		25,000	25,591
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		110,000	115,690
Series 2007-T27 A4 5.649% 6/11/42		40,000	41,904
Total Commercial Mortgage-Backed Securities (cost $492,234)			560,778

Convertible Bonds – 0.58%
Aerospace & Defense – 0.03%
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35		17,000	17,085
			17,085
Automobiles & Automotive Parts – 0.01%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		10,000	7,800
			7,800
Banking, Finance & Insurance – 0.03%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		13,000	12,252
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11		5,000	5,088
			17,340
Basic Materials – 0.06%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		18,000	18,697
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		14,000	14,403
			33,100
Computers & Technology – 0.01%
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13		10,000	8,938
			8,938

Electronics & Electrical Equipment – 0.07%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15		15,000	14,325
Intel 2.95% exercise price $30.75, expiration date 12/15/35		10,000	9,550
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27		16,000	15,740
			39,615
Energy – 0.08%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		26,000	18,883
Transocean
1.50% exercise price $168.61, expiration date 12/15/37		25,000	22,312
1.625% exercise price $168.61, expiration date 12/15/37		5,000	4,869
			46,064
Health Care & Pharmaceuticals – 0.09%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		20,000	17,125
LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25		15,000	14,119
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13		23,000	23,172
			54,416
Leisure, Lodging & Entertainment – 0.03%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14		9,000	9,428
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14		8,000	8,800
			18,228
Real Estate – 0.06%
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		6,000	8,599
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		5,000	5,350
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		10,000	10,049
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		14,000	14,682
			38,680
Telecommunications – 0.09%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13		7,000	6,659
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		20,000	16,849
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		3,000	2,888
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		8,000	7,590
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		6,000	7,695
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		12,000	10,905
			52,586
Transportation – 0.02%
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38		12,000	9,675
			9,675
Total Convertible Bonds (cost $320,088)			343,527

Corporate Bonds – 10.18%
Banking – 0.72%
Bank of New York Mellon 4.95% 3/15/15		15,000	16,227
BB&T 5.25% 11/1/19		50,000	51,739
•BB&T Capital Trust IV 6.82% 6/12/57		15,000	13,706
JPMorgan Chase Capital XXV 6.80% 10/1/37		30,000	29,742
PNC Funding
5.125% 2/8/20		25,000	26,045
5.25% 11/15/15		20,000	21,316
5.625% 2/1/17		52,000	55,397
Regions Financial
5.75% 6/15/15		15,000	14,921
7.75% 11/10/14		25,000	26,398
Rentenbank 6.00% 7/15/14	AUD	15,000	12,839
•USB Capital IX 6.189% 4/15/49	USD	65,000	47,535
Wachovia 5.625% 10/15/16		55,000	59,438
•Wells Fargo Capital XIII 7.70% 12/29/49		30,000	30,450
Zions Bancorporation
5.65% 5/15/14		4,000	3,777
7.75% 9/23/14		15,000	15,298
			424,828
Basic Industry – 0.72%
#Algoma Acquisition 144A 9.875% 6/15/15		11,000	9,405
ArcelorMittal 9.85% 6/1/19		15,000	18,774
Century Aluminum 8.00% 5/15/14		15,100	14,307
CF Industries 7.125% 5/1/20		10,000	10,275
Compass Minerals International 8.00% 6/1/19		7,000	7,188
Cytec Industries 8.95% 7/1/17		30,000	36,704
Dow Chemical 8.55% 5/15/19		35,000	42,913
#FMG Finance 144A 10.625% 9/1/16		30,000	33,150
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		10,000	11,014

#Georgia-Pacific 144A 8.25% 5/1/16	4,000	4,285
Hexion U.S. Finance/Nova Scotia
8.875% 2/1/18	10,000	9,075
9.75% 11/15/14	11,000	10,450
International Paper 9.375% 5/15/19	50,000	64,683
#Newpage 144A 11.375% 12/31/14	11,000	10,038
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15	7,501	5,813
Novelis 11.50% 2/15/15	7,000	7,350
Reliance Steel & Aluminum 6.85% 11/15/36	14,000	13,608
Rio Tinto Finance 9.00% 5/1/19	10,000	13,144
Ryerson 12.00% 11/1/15	11,000	11,303
Teck Resources
9.75% 5/15/14	45,000	53,225
10.25% 5/15/16	5,000	5,907
Vale Overseas
6.875% 11/21/36	22,000	22,990
6.875% 11/10/39	10,000	10,497
		426,098
Brokerage – 0.36%
Bear Stearns 6.40% 10/2/17	75,000	83,428
E Trade Financial PIK 12.50% 11/30/17	16,000	17,080
Goldman Sachs Group 5.375% 3/15/20	45,000	44,548
Jefferies Group
6.25% 1/15/36	5,000	4,489
6.45% 6/8/27	30,000	28,334
Lazard Group
6.85% 6/15/17	12,000	12,169
7.125% 5/15/15	23,000	24,248
		214,296
Capital Goods – 0.54%
Allied Waste North America
6.875% 6/1/17	10,000	10,915
7.125% 5/15/16	25,000	26,844
AMH Holdings 11.25% 3/1/14	5,000	5,125
#BWAY Holding 144A 10.00% 6/15/18	5,000	5,238
Case New Holland 7.75% 9/1/13	7,000	7,193
Casella Waste Systems
9.75% 2/1/13	11,000	11,055
11.00% 7/15/14	4,000	4,340
Intertape Polymer 8.50% 8/1/14	4,000	3,260
Jabil Circuit 7.75% 7/15/16	5,000	5,250
L-3 Communications
4.75% 7/15/20	55,000	55,532
6.125% 7/15/13	11,000	11,138
#Plastipak Holdings 144A 10.625% 8/15/19	5,000	5,575
#Ply Gem Industries 144A 13.125% 7/15/14	17,000	17,297
Pregis 12.375% 10/15/13	16,000	15,900
RBS Global/Rexnord 11.75% 8/1/16	11,000	11,523
Sanmina-SCI 8.125% 3/1/16	16,000	15,840
Smurfit Kappa Funding 7.75% 4/1/15	7,000	6,948
Solo Cup 8.50% 2/15/14	5,000	4,513
Terex 8.00% 11/15/17	7,000	6,510
Thermo Fisher Scientific
3.20% 5/1/15	55,000	56,812
4.70% 5/1/20	5,000	5,396
#Trimas 144A 9.75% 12/15/17	5,000	5,088
United Technologies 4.50% 4/15/20	20,000	21,680
		318,972
Consumer Cyclical – 0.72%
#Allison Transmission 144A 11.00% 11/1/15	14,000	14,735
American Axle & Manufacturing 7.875% 3/1/17	4,000	3,490
ArvinMeritor 8.125% 9/15/15	15,000	14,475
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	21,000	22,155
#wCVS Pass Through Trust 144A 8.353% 7/10/31	54,160	65,839
Ford Motor 7.45% 7/16/31	24,000	21,780
Global Cash Access 8.75% 3/15/12	3,000	3,019
#Harrah's Operating 144A 10.00% 12/15/18	12,000	9,900
Interface
9.50% 2/1/14	3,000	3,094
11.375% 11/1/13	4,000	4,500

International Game Technology 5.50% 6/15/20	15,000	15,504
K Hovnanian Enterprises
6.25% 1/15/15	4,000	2,940
7.50% 5/15/16	7,000	4,935
10.625% 10/15/16	7,000	7,035
Landry's Restaurants 11.625% 12/1/15	4,000	4,160
M/I Homes 6.875% 4/1/12	4,000	3,980
Macy's Retail Holdings 6.65% 7/15/24	27,000	26,055
MGM MIRAGE
11.125% 11/15/17	4,000	4,430
#144A 11.375% 3/1/18	17,000	16,065
Mohawk Industries 6.875% 1/15/16	4,000	4,090
Mohegan Tribal Gaming Authority 6.875% 2/15/15	7,000	5,005
NCL 11.75% 11/15/16	4,000	4,200
New Albertsons 7.25% 5/1/13	4,000	4,090
Norcraft Holdings 9.75% 9/1/12	13,000	12,366
OSI Restaurant Partners 10.00% 6/15/15	7,000	6,878
#Pinnacle Entertainment 144A 8.75% 5/15/20	15,000	13,969
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	7,000	7,280
Rite Aid 9.375% 12/15/15	5,000	4,113
Royal Caribbean Cruises 6.875% 12/1/13	7,000	6,843
Ryland Group 8.40% 5/15/17	7,000	7,455
Sally Holdings 10.50% 11/15/16	10,000	10,750
#Sealy Mattress 144A 10.875% 4/15/16	5,000	5,550
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	16,000	12,760
Standard Pacific 10.75% 9/15/16	7,000	7,525
Wal-Mart Stores 3.625% 7/8/20	65,000	64,939
		425,904
Consumer Non-Cyclical – 1.68%
Abbott Laboratories 4.125% 5/27/20	80,000	83,976
Accellent 10.50% 12/1/13	11,000	10,890
#Alliance One International 144A 10.00% 7/15/16	13,000	13,293
#Anheuser-Busch InBev Worldwide 144A
3.625% 4/15/15	75,000	76,848
5.00% 4/15/20	10,000	10,476
Bausch & Lomb 9.875% 11/1/15	11,000	11,358
Baxter International 4.50% 8/15/19	50,000	53,567
Bio-Rad Laboratories 8.00% 9/15/16	4,000	4,190
CareFusion
6.375% 8/1/19	20,000	22,887
#144A 6.375% 8/1/19	40,000	45,774
Covidien International Finance 4.20% 6/15/20	65,000	66,657
#Dole Food 144A 8.00% 10/1/16	4,000	4,030
General Mills 5.65% 2/15/19	25,000	28,456
#Genzyme 144A 5.00% 6/15/20	55,000	56,760
Hospira 6.40% 5/15/15	55,000	62,553
Ingles Markets 8.875% 5/15/17	7,000	7,158
Inverness Medical Innovations 9.00% 5/15/16	11,000	11,055
JBS USA Finance 11.625% 5/1/14	12,000	13,515
Kraft Foods 5.375% 2/10/20	25,000	26,839
Life Technologies 6.00% 3/1/20	55,000	59,670
LVB Acquisition
11.625% 10/15/17	5,000	5,438
PIK 10.375% 10/15/17	5,000	5,400
Medco Health Solutions 7.125% 3/15/18	55,000	65,807
Novartis Capital 4.40% 4/24/20	20,000	21,606
Novartis Securities Investment 5.125% 2/10/19	10,000	11,214
Pfizer 6.20% 3/15/19	45,000	53,570
Smithfield Foods
7.75% 7/1/17	12,000	11,520
#144A 10.00% 7/15/14	5,000	5,563
Supervalu 8.00% 5/1/16	7,000	6,965
Teva Pharmaceutical Finance II/III 3.00% 6/15/15	20,000	20,415
#Tops Markets 144A 10.125% 10/15/15	5,000	5,175
Tyson Foods 10.50% 3/1/14	7,000	8,190
Universal Hospital Services PIK 8.50% 6/1/15	5,000	4,950
#Viskase 144A 9.875% 1/15/18	12,000	12,120
Yale University 2.90% 10/15/14	30,000	31,151
Yankee Acquisition 9.75% 2/15/17	10,000	10,225
Zimmer Holdings 4.625% 11/30/19	45,000	47,346
		996,607

Energy – 1.66%
AmeriGas Partners 7.125% 5/20/16	2,000	2,000
Anadarko Petroleum 5.95% 9/15/16	50,000	43,088
#Antero Resources Finance 144A 9.375% 12/1/17	5,000	5,025
Chesapeake Energy 6.50% 8/15/17	11,000	10,904
Complete Production Service 8.00% 12/15/16	11,000	10,808
Copano Energy 7.75% 6/1/18	7,000	6,650
El Paso 6.875% 6/15/14	7,000	7,162
•Enbridge Energy Partners 8.05% 10/1/37	15,000	14,790
Energy Transfer Partners 9.70% 3/15/19	30,000	36,303
Enterprise Products Operating
5.20% 9/1/20	45,000	46,306
•7.034% 1/15/68	10,000	9,213
9.75% 1/31/14	25,000	30,186
EOG Resources 2.95% 6/1/15	45,000	45,471
Forest Oil 7.25% 6/15/19	7,000	6,790
#Helix Energy Solutions 144A 9.50% 1/15/16	15,000	13,875
#Hercules Offshore 144A 10.50% 10/15/17	11,000	9,818
#Hilcorp Energy Finance I 144A 7.75% 11/1/15	4,000	3,960
Holly 9.875% 6/15/17	7,000	7,228
Inergy Finance 8.75% 3/1/15	5,000	5,113
Key Energy Services 8.375% 12/1/14	11,000	10,986
Kinder Morgan Energy Partners
5.30% 9/15/20	15,000	15,544
9.00% 2/1/19	30,000	37,400
#Linn Energy 144A 8.625% 4/15/20	5,000	5,144
#Midcontinent Express Pipeline 144A
5.45% 9/15/14	20,000	20,829
6.70% 9/15/19	35,000	36,270
#Murray Energy 144A 10.25% 10/15/15	7,000	7,000
Nexen 7.50% 7/30/39	20,000	23,515
#NFR Energy 144A 9.75% 2/15/17	5,000	4,850
Noble Energy 8.25% 3/1/19	55,000	66,670
OPTI Canada
7.875% 12/15/14	7,000	6,125
8.25% 12/15/14	7,000	6,125
Petrobras International Finance
5.75% 1/20/20	57,000	57,687
5.875% 3/1/18	5,000	5,171
PetroHawk Energy
7.875% 6/1/15	5,000	5,038
10.50% 8/1/14	7,000	7,560
Petroleum Development 12.00% 2/15/18	7,000	7,263
Plains All American Pipeline 8.75% 5/1/19	15,000	17,933
Pride International 8.50% 6/15/19	25,000	26,063
Quicksilver Resources 7.125% 4/1/16	12,000	11,130
Range Resources 8.00% 5/15/19	7,000	7,341
Regency Energy Partners 8.375% 12/15/13	4,000	4,140
#Rockies Express Pipeline 144A 5.625% 4/15/20	20,000	19,057
#SandRidge Energy 144A 9.875% 5/15/16	11,000	11,220
Shell International Finance 3.10% 6/28/15	15,000	15,250
Total Capital 4.45% 6/24/20	30,000	30,684
TransCanada Pipelines
3.40% 6/1/15	30,000	31,154
•6.35% 5/15/67	30,000	26,773
Transocean 6.80% 3/15/38	10,000	9,038
Weatherford International 9.625% 3/1/19	35,000	42,211
#Williams Partners 144A 5.25% 3/15/20	20,000	20,490
#Woodside Petroleum 144A 8.125% 3/1/14	65,000	74,093
		984,444
Financials – 0.34%
Capital One Capital V 10.25% 8/15/39	10,000	10,613
City National Capital Trust I 9.625% 2/1/40	35,000	36,925
#ERAC USA Finance 144A 5.25% 10/1/20	15,000	15,188
FTI Consulting 7.75% 10/1/16	15,000	15,225
General Electric Capital 6.00% 8/7/19	89,000	96,518
International Lease Finance 6.625% 11/15/13	17,000	15,853
Nuveen Investments 10.50% 11/15/15	12,000	10,500
		200,822

Insurance – 0.13%
•Genworth Financial 6.15% 11/15/66		10,000	6,900
MetLife
6.40% 12/15/36		35,000	30,975
6.817% 8/15/18		15,000	16,993
Prudential Financial 3.875% 1/14/15		20,000	20,163
			75,031
Media – 0.95%
Affinion Group 11.50% 10/15/15		7,000	7,385
#Charter Communications Operating 144A 10.875% 9/15/14		15,000	16,725
Clear Channel Communications 10.75% 8/1/16		11,000	7,783
Comcast 5.90% 3/15/16		60,000	67,700
#Cox Communications 144A
6.25% 6/1/18		10,000	11,168
6.45% 12/1/36		10,000	11,068
6.95% 6/1/38		10,000	11,511
DIRECTV Holdings 7.625% 5/15/16		100,000	108,753
DISH DBS 7.875% 9/1/19		15,000	15,675
#GXS Worldwide 144A 9.75% 6/15/15		15,000	14,400
Lamar Media 6.625% 8/15/15		7,000	6,738
LIN Television 6.50% 5/15/13		4,000	3,860
#NBC Universal 144A 5.15% 4/30/20		70,000	73,149
Nielsen Finance 10.00% 8/1/14		19,000	19,523
Shaw Communication 6.75% 11/9/39	CAD	33,000	31,689
#Sinclair Television Group 144A 9.25% 11/1/17	USD	7,000	7,105
Terremark Worldwide 12.00% 6/15/17		7,000	7,910
Time Warner Cable 8.25% 4/1/19		35,000	43,113
#Univision Communications 144A 12.00% 7/1/14		10,000	10,775
#Videotron 144A 7.125% 1/15/20	CAD	17,000	16,130
#Vivendi 144A
5.75% 4/4/13	USD	40,000	42,937
6.625% 4/4/18		22,000	24,557
#XM Satellite Radio 144A 13.00% 8/1/13		5,000	5,488
			565,142
Real Estate – 0.15%
Developers Diversified Realty
5.375% 10/15/12		20,000	19,762
7.50% 4/1/17		5,000	4,913
9.625% 3/15/16		10,000	10,862
#Digital Realty Trust 144A 5.875% 2/1/20		10,000	10,221
ProLogis
6.25% 3/15/17		20,000	19,073
7.375% 10/30/19		20,000	19,620
Ventas Realty 6.50% 6/1/16		5,000	5,098
			89,549
Services Non-Cyclical – 0.31%
ARAMARK 8.50% 2/1/15		14,000	14,210
Avis Budget Car Rental 7.75% 5/15/16		7,000	6,571
#Brambles USA 144A
3.95% 4/1/15		35,000	35,581
5.35% 4/1/20		10,000	10,403
#Roche Holdings 144A 6.00% 3/1/19		75,000	87,518
#RSC Equipment Rental 144A 10.25% 11/15/19		7,000	7,105
Select Medical 7.625% 2/1/15		9,000	8,505
•US Oncology Holdings PIK 6.643% 3/15/12		15,000	14,025
			183,918
Technology – 0.06%
National Semiconductor 6.60% 6/15/17		15,000	16,828
SunGard Data Systems 10.25% 8/15/15		10,000	10,375
#Unisys 144A 12.75% 10/15/14		7,000	7,858
			35,061
Telecommunications – 0.82%
American Tower 7.00% 10/15/17		25,000	28,000
AT&T 6.50% 9/1/37		45,000	50,079
Cincinnati Bell 7.00% 2/15/15		3,000	2,828
Cisco Systems 4.45% 1/15/20		75,000	79,325
#Clearwire Communications 144A 12.00% 12/1/15		26,000	25,927
Cricket Communications 9.375% 11/1/14		14,000	14,280
#•GCI 144A 8.625% 11/15/19		4,000	4,010
#Global Crossing 144A 12.00% 9/15/15		10,000	10,650

Hughes Network Systems 9.50% 4/15/14		11,000	11,193
Intelsat Bermuda PIK 11.50% 2/4/17		250	251
Level 3 Financing
9.25% 11/1/14		5,000	4,563
#144A 10.00% 2/1/18		7,000	6,230
MetroPCS Wireless 9.25% 11/1/14		7,000	7,245
NII Capital 10.00% 8/15/16		11,000	11,633
PAETEC Holding
8.875% 6/30/17		4,000	4,020
9.50% 7/15/15		7,000	6,843
Qwest
8.375% 5/1/16		30,000	32,925
#144A 8.375% 5/1/16		10,000	10,975
Rogers Communications
6.68% 11/4/39	CAD	10,000	10,027
7.50% 3/15/15	USD	10,000	11,945
Sprint Capital 8.75% 3/15/32		14,000	13,440
Telecom Italia Capital
5.25% 10/1/15		57,000	57,593
6.175% 6/18/14		10,000	10,463
Telesat Canada
11.00% 11/1/15		11,000	11,935
12.50% 11/1/17		5,000	5,625
Verizon Communications 6.40% 2/15/38		45,000	49,761
Windstream 8.125% 8/1/13		7,000	7,271
			489,037
Transportation – 0.11%
Burlington Northern Santa Fe 4.70% 10/1/19		50,000	53,055
Kansas City Southern Railway 13.00% 12/15/13		4,000	4,820
#United Air Lines 144A 12.00% 11/1/13		10,000	10,450
			68,325
Utilities – 0.91%
AES 8.00% 6/1/20		5,000	5,050
#American Transmission Systems 144A 5.25% 1/15/22		35,000	36,767
Appalachian Power 3.40% 5/24/15		20,000	20,342
CMS Energy
6.55% 7/17/17		10,000	10,160
8.75% 6/15/19		5,000	5,545
Duke Energy Carolinas 4.30% 6/15/20		80,000	84,658
Dynergy Holdings 7.75% 6/1/19		14,000	9,748
Edison Mission Energy 7.20% 5/15/19		5,000	3,100
Florida Power 5.65% 6/15/18		25,000	28,460
Illinois Power 9.75% 11/15/18		50,000	65,744
Jersey Central Power & Light 5.625% 5/1/16		10,000	10,825
Mirant North America 7.375% 12/31/13		4,000	4,110
NRG Energy 7.375% 2/1/16		5,000	4,988
PacifiCorp 5.50% 1/15/19		30,000	33,852
Pennsylvania Electric 5.20% 4/1/20		30,000	31,331
PPL Electric Utilities 7.125% 11/30/13		12,000	14,027
Public Service Company of Oklahoma 5.15% 12/1/19		25,000	26,375
•Puget Sound Energy 6.974% 6/1/67		15,000	13,786
#SEMCO Energy 144A 5.15% 4/21/20		40,000	42,929
TXU 5.55% 11/15/14		11,000	7,869
Xcel Energy 4.70% 5/15/20		75,000	78,196
			537,862
Total Corporate Bonds (cost $5,694,117)			6,035,896

Municipal Bond – 0.03%
Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39		15,000	15,720
Total Municipal Bond (cost $15,000)			15,720

Non-Agency Asset-Backed Securities – 0.81%
#•AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.297% 10/6/21		20,000	19,982
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14		10,000	10,021
•Bank of America Credit Card Trust Series 2007-A10 A10 0.42% 12/15/16		100,000	97,880
Chase Issuance Trust Series 2005-A10 A10 4.65% 12/17/12		15,000	15,175
•Citibank Credit Card Issuance Trust Series 2004-C1 C1 1.00% 7/15/13		15,000	14,835

CNH Equipment Trust
•Series 2007-A A4 0.39% 9/17/12		3,882	3,878
Series 2008-A A4A 4.93% 8/15/14		40,000	41,471
Series 2009-C A3 1.85% 12/16/13		10,000	10,103
Series 2009-C A4 3.00% 8/17/15		25,000	25,953
Series 2010-A A4 2.49% 1/15/16		25,000	25,506
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		19,228	19,566
John Deere Owner Trust
Series 2009-A A3 2.59% 10/15/13		133,888	135,529
Series 2010-A A4 2.13% 10/17/16		20,000	20,302
#•Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.50% 1/15/15		25,000	25,062
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13		15,000	15,102
Total Non-Agency Asset-Backed Securities (cost $475,015)			480,365

Non-Agency Collateralized Mortgage Obligations – 0.21%
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		2,248	2,292
Series 2004-10 1CB1 6.00% 11/25/34		2,474	2,444
Series 2005-3 2A1 5.50% 4/25/20		2,194	2,016
Series 2005-6 7A1 5.50% 7/25/20		2,150	2,035
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.751% 8/25/37		76,979	59,064
@wCountrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36		5,208	4,553
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		24,241	22,135
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		14,342	13,464
•Series 2006-AR5 2A1 5.475% 4/25/36		25,245	19,991
Total Non-Agency Collateralized Mortgage Obligations (cost $92,904)			127,994

Regional Agencies – 0.23%Δ
Australia – 0.23%
New South Wales Treasury
2.75% 11/20/25	AUD	20,000	17,005
6.00% 5/1/20	AUD	131,000	113,113
Queensland Treasury 6.00% 6/14/21	AUD	10,000	8,640
Total Regional Agencies (cost $139,970)			138,758

Regional Authorities – 0.11%Δ
Canada – 0.11%
Province of British Columbia Canada 2.85% 6/15/15	USD	15,000	15,511
Province of Manitoba Canada 2.625% 7/15/15		5,000	5,091
Province of Ontario Canada 4.40% 4/14/20		20,000	21,294
Province of Quebec Canada
4.50% 12/1/19	CAD	7,000	6,853
4.875% 5/5/14	USD	15,000	16,557
Total Regional Authorities (cost $63,585)			65,306

«Senior Secured Loans – 0.51%
Allied Security Holdings Term Tranche Loan 6.75% 2/23/15		16,842	16,842
ATI Holdings Term Tranche Loan 7.00% 2/18/16		5,000	4,825
BWAY Holding Term Tranche Loan B 5.50% 6/16/17		18,286	18,305
Cengage Learning Acquisitions Term Tranche Loan 7.50% 7/7/14		44,886	44,997
Delta Air Lines Term Tranche Loan 8.75% 9/16/13		29,900	30,112
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		9,495	9,551
ICL Industrial Containers Term Tranche Loan C 3.75% 6/16/17		1,714	1,716
JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		9,975	9,987
New Development Holdings Term Tranche Loan 7.00% 6/8/17		20,000	19,838
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		25,000	26,300
PQ Term Tranche Loan 6.73% 7/30/15		20,000	18,200
RehabCare Group Term Tranche Loan B 6.00% 11/3/15		9,975	9,939
Rental Service 2nd Lien Term Tranche Loan 3.817% 10/7/13		40,000	36,633
Rockwood Specialties Group Term Tranche Loan H 6.00% 5/15/14		15,000	15,041
Smurfit-Stone Container Enterprise Term Tranche Loan 6.75% 1/2/16		10,000	9,990
SunGard Data Systems Term Tranche Loan 6.75% 2/28/14		9,975	9,996
Texas Competitive Electric Holdings Term Tranche Loan B2 4.027% 10/10/14		20,776	15,434
Univision Communications Term Tranche Loan B 2.533% 9/29/14		9,811	8,206
Total Senior Secured Loans (cost $302,805)			305,912

Sovereign Debt – 2.23%Δ
Australia – 0.51%
Australian Government
3.00% 9/20/25	AUD	20,000	18,055
4.50% 4/15/20	AUD	148,000	118,761
6.00% 2/15/17	AUD	70,000	62,519
6.25% 4/15/15	AUD	114,000	102,325
			301,660
Brazil – 0.10%
Federal Republic of Brazil 11.00% 8/17/40	USD	46,000	61,824
			61,824
Canada – 0.40%
Canadian Government Bond 2.50% 6/1/15	CAD	240,000	227,316
Export Development Canada 2.25% 5/28/15	USD	10,000	10,125
			237,441
Colombia – 0.04%
Republic of Colombia 11.75% 2/25/20		16,000	23,840
			23,840
Indonesia – 0.33%
Indonesia Government
9.50% 6/15/15	IDR	270,000,000	32,136
10.50% 8/15/30	IDR	270,000,000	32,408
10.75% 5/15/16	IDR	351,000,000	44,109
11.00% 11/15/20	IDR	303,000,000	40,076
12.80% 6/15/21	IDR	300,000,000	43,850
			192,579
Norway – 0.67%
Eksportfinans
3.00% 11/17/14	USD	25,000	25,772
5.50% 5/25/16		55,000	62,589
Norwegian Government
4.25% 5/19/17	NOK	400,000	66,905
4.50% 5/22/19	NOK	962,000	163,687
5.00% 5/15/15	NOK	446,000	76,379
			395,332
Russia – 0.11%
Russian Eurobond 7.50% 3/31/30	USD	57,960	65,483
			65,483
Sweden – 0.05%
Svensk Exportkredit 3.25% 9/16/14		30,000	31,153
			31,153
Turkey – 0.02%
Republic of Turkey 6.875% 3/17/36		14,000	14,525
			14,525
Total Sovereign Debt (cost $1,318,474)			1,323,837

Supranational Banks – 0.56%
Asian Development Bank 2.75% 5/21/14		40,000	41,518
European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	300,000	9,612
European Investment Bank 9.00% 12/21/18	ZAR	300,000	39,134
Inter-American Development Bank 2.25% 7/15/15	USD	20,000	20,118
International Bank for Reconstruction & Development
2.375% 5/26/15		25,000	25,448
3.375% 4/30/15	NOK	180,000	27,976
5.75% 10/21/19	AUD	179,000	151,315
Nordic Investment Bank 2.50% 7/15/15	USD	15,000	15,213
Total Supranational Banks (cost $336,373)			330,334

U.S. Treasury Obligations – 1.86%
U.S. Treasury Bond 4.625% 2/15/40		15,000	16,863
¥U.S. Treasury Inflation Index Notes 1.625% 1/15/15		125,591	132,734
U.S. Treasury Notes
1.125% 6/15/13		205,000	205,848
1.875% 6/30/15		535,000	537,132
3.50% 5/15/20		200,000	209,343
Total U.S. Treasury Obligations (cost $1,086,470)			1,101,920

≠Discounted Commercial Paper – 0.84%
Medtronic 0.21% 8/10/10		500,000	499,820
Total Commercial Paper (cost $499,883)			499,820

≠Short-Term Investments – 7.83%
Discount Notes – 6.16%
Federal Home Loan Bank
0.001% 7/1/10	1,445,650	1,445,649
0.001% 7/6/10	1,084,237	1,084,234
0.01% 7/7/10	121,880	121,880
0.01% 7/15/10	489,111	489,108
0.05% 7/16/10	510,203	510,199
		3,651,070
U.S. Treasury Obligations – 1.67%
U.S. Treasury Bills
0.005% 7/1/10	635,190	635,190
0.045% 7/15/10	357,617	357,605
		992,795
Total Short-Term Investments (cost $4,643,866)		4,643,865

Total Value of Securities – 103.67%
(cost $61,826,023)		61,481,789
Liabilities Net of Receivables and Other Assets (See Notes) – (3.67%)		(2,177,941)

Net Assets Applicable to 7,070,504 Shares Outstanding – 100.00%		$59,303,848

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
INR – Indian Rupee
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.
ΔSecurities have been classified by country of origin.
¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rate reset periodically.
±Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $10,174,446 which represented 17.16% the Fund’s net assets. See Note 1 in "Notes."
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $1,462,916 which represented 2.47% of the Fund’s net assets. See Note 5 in "Notes."
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $227,678, which represented 0.38% of the Fund's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $347, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR – American Depositary Receipts
CDS – Credit Default Swaps
GDR – Global Depositary Receipts

NVDR – Non Voting Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

1The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(8,882)	USD	7,558	7/2/10	$88
AUD	(51,873)	USD	44,777	8/3/10	1,314
AUD	(88,453)	USD	76,305	8/3/10	2,193
AUD	(110,750)	USD	95,820	8/3/10	3,025
AUD	(214,063)	USD	185,241	8/3/10	5,883
BRL	(25,180)	USD	13,947	8/2/10	151
BRL	261,042	USD	(144,461)	8/3/10	(1,494)
CAD	(11,330)	USD	10,738	7/2/10	95
CAD	67,795	USD	(64,915)	8/3/10	(1,240)
CAD	(24,433)	USD	23,420	8/3/10	(472)
CAD	(40,871)	USD	39,045	8/3/10	659
CAD	(70,447)	USD	67,526	8/3/10	1,361
CHF	66,063	USD	(61,102)	7/1/10	191
EUR	112,610	USD	(137,758)	7/1/10	(41)
EUR	(61,769)	USD	75,111	7/2/10	(430)
EUR	(12,109)	USD	14,910	8/3/10	98
EUR	(50,021)	USD	61,926	8/3/10	742
EUR	(219,958)	USD	270,856	8/3/10	1,812
GBP	(19,189)	USD	28,848	7/2/10	184
GBP	(56,180)	USD	84,210	8/3/10	291
GBP	(79,190)	USD	118,582	8/3/10	291
HKD	1,278,082	USD	(164,190)	7/2/10	(61)
IDR	(45,466,000)	USD	4,977	8/3/10	12
INR	3,811,680	USD	(82,000)	10/20/10	(910)
JPY	84,870	USD	(1,000)	7/2/10	(40)
JPY	(3,002,668)	USD	33,764	7/2/10	(207)
MXN	(5,419)	USD	424	8/3/10	7
MYR	374,926	USD	(115,736)	8/3/10	11
MYR	(186,552)	USD	57,461	8/3/10	(132)
NOK	(71,900)	USD	11,333	8/3/10	304
NOK	(117,173)	USD	17,996	8/3/10	(22)
NOK	(472,465)	USD	72,570	8/3/10	96
NOK	(792,357)	USD	122,529	8/3/10	986
PLN	(36,159)	USD	10,744	7/1/10	85
RUB	(284,715)	USD	9,149	8/3/10	75
SEK	(32,748)	USD	4,181	7/2/10	(20)
SGD	(14,516)	USD	10,340	7/2/10	(33)
ZAR	(360,191)	USD	46,882	8/3/10	244
					$15,096

Financial Futures Contracts

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
5 U.S. Treasury 5 yr Notes	$585,285	$591,758	9/30/10	$6,473
4 U.S. Treasury 10 yr Notes	486,894	490,188	9/30/10	3,294
2 U.S. Ultra Bond	265,889	271,625	9/21/10	5,736
	$1,338,068	$1,353,571		$15,503

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America
CDX High Yield 14	$105,000	5.00%	6/20/15	$(804)
Barclays
CDX Emerging Markets 13	41,000	5.00%	6/20/15	241
CDX High Yield 14	115,000	5.00%	6/20/15	2,146
ITRAXX Europe Sub Financials 13.1 5 yr CDS	150,000	1.00%	6/20/15	2,135
Kingdom of Spain 5 yr CDS	80,000	1.00%	3/20/15	4,179
Citigroup Global Markets
CDX High Yield 14	130,000	5.00%	6/20/15	1,193
Goldman Sachs
CDX High Yield 14	125,000	5.00%	6/20/15	2,712
JPMorgan Securities
CDX Emerging Markets 13	54,000	5.00%	6/20/15	786
CDX High Yield 14	60,000	5.00%	6/20/15	1,291
ITRAXX Europe Sub Financials 13.1 5 yr CDS	145,000	1.00%	6/20/15	(1,780)
Portuguese Republic 5 yr CDS	38,000	1.00%	6/20/15	2,436
Morgan Stanley
CDX High Yield 14	65,000	5.00%	6/20/15	(281)
	$1,108,000			$14,254
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$10,000	5.00%	9/20/14	$(54)
	$10,000			$(54)
Total				$14,200

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 2006 - September 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standard Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$62,611,757
Aggregate unrealized appreciation	$3,500,822
Aggregate unrealized depreciation	(4,630,790)
Net unrealized depreciation	$(1,129,968)

For federal income tax purposes, at September 30, 2009, capital loss carryforwards of $425,947 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$3,454,570	$-	$3,454,570
Common Stock	27,847,609	10,200,825	347	38,048,781
Corporate Debt	-	6,659,406	26,179	6,685,585
Foreign Debt	-	1,828,505	29,730	1,858,235
Investment Companies	5,173,293	-	-	5,173,293
Municipal Bonds	-	15,720	-	15,720
Short-Term	-	5,143,685	-	5,143,685
U.S. Treasury Obligations	1,101,920	-	-	1,101,920
Total	$34,122,822	$27,302,711	$56,256	$61,481,789

Foreign Currency Exchange Contracts	$-	$15,096	$-	$15,096
Financial Futures Contracts	$-	$15,503	$-	$15,503
Swap Contracts	$-	$14,200	$-	$14,200

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Common	Foreign
	Total	Corporate Debt	Stock	Debt
Balance as of 9/30/09	$52,661	$-	$263	$52,398
Purchases	56,494	26,425	-	30,069
Sales	(25,501)	-	-	(25,501)
Net realized loss	(13,199)	-	-	(13,199)
Net change in unrealized
appreciation/depreciation	(14,199)	(246)	84	(14,037)
Balance as of 6/30/10	$56,256	$26,179	$347	$29,730

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$(501)	$(246)	$84	$(339)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending September 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing Fund portfolio against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2010, the aggregate unrealized appreciation of credit default swaps was $14,200. The Fund had posted $6,368 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $1,098,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at June 30, 2010, the notional value of the protection sold was $10,000, which reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2010, the net unrealized depreciation of the protection sold was $54.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments Location	Fair Value	Investments Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables and Other Assets Net of Liabilities	$18,981	Liabilities Net of Receivables and Other Assets	$(3,885)
Interest rate contracts (Futures)	Receivables and Other Assets Net of Liabilities	15,503	Liabilities Net of Receivables and Other Assets	-
Credit contracts (Swaps)	Receivables and Other Assets Net of Liabilities	15,285	Liabilities Net of Receivables and Other Assets	(1,085)
Total		$49,769		$(4,970)

The effect of derivative instruments on the statement of operations for the period ended June 30, 2010 was as follows:

			Change in Unrealized
			Appreciation or
	Location of Gain or Loss	Realized Gain or Loss	Depreciation on
	on Derivatives	on Derivatives	Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized loss on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies	$(24,436)	$13,598
Interest rate contracts (Futures)	Net realized gain on futures contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	52,100	17,352
Credit contracts (Swaps)	Net realized loss on swap contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	(14,385)	13,881
Total		$13,279	$44,831

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Moderate Allocation Fund

June 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 46.13%
U.S. Markets – 27.79%
Consumer Discretionary – 3.04%
†AFC Enterprises	5,565	$50,642
†Bally Technologies	5,895	190,939
Big 5 Sporting Goods	2,855	37,515
†Buffalo Wild Wings	1,690	61,820
†Carmike Cinemas	3,330	20,180
†CEC Entertainment	1,300	45,838
†Century Communications Tracking	25,000	0
†Citi Trends	2,110	69,503
CKE Restaurants	4,050	50,747
†Collective Brands	3,240	51,192
Comcast Class A	33,800	587,105
Cooper Tire & Rubber	1,995	38,903
†DG FastChannel	1,275	41,540
†DIRECTV Class A	1,100	37,312
†DSW Class A	2,435	54,690
†Ford Motor	12,570	126,706
†G-III Apparel Group	3,090	70,730
Guess	6,140	191,814
†Gymboree	1,660	70,899
†Iconix Brand Group	4,160	59,779
†Jack in the Box	3,615	70,312
Jarden	7,910	212,542
†Jo-Ann Stores	1,745	65,455
Jones Apparel Group	3,555	56,347
†Jos. A Bank Clothiers	840	45,352
†Kohl's	3,640	172,900
†Lincoln Educational Services	2,670	54,975
Lowe's	50,100	1,023,041
McDonald's	5,000	329,350
Meredith	5,025	156,428
†Mobile Mini	1,580	25,722
National CineMedia	3,130	52,146
NIKE Class B	11,500	776,824
Nordstrom	4,100	131,979
†Perry Ellis International	2,845	57,469
Phillips-Van Heusen	5,100	235,977
†Prestige Brands Holdings	6,130	43,400
†Shuffle Master	6,385	51,144
Staples	34,000	647,699
Starbucks	6,690	162,567
†Steven Madden	1,815	57,209
Tanger Factory Outlet Centers	1,895	78,415
†Tenneco	2,705	56,967
Time Warner Cable	4,870	253,630
Tractor Supply	1,160	70,725
†Ulta Salon Cosmetics & Fragrance	3,300	78,078
†Urban Outfitters	6,400	220,096
Viacom Class B	7,840	245,941
Wal-Mart Stores	3,410	163,919
†WMS Industries	4,290	168,383
		7,622,846
Consumer Staples – 2.53%
Archer-Daniels-Midland	37,400	965,669
Bunge	10,200	501,738
Casey's General Stores	2,255	78,700
Coca-Cola	1,490	74,679
Colgate-Palmolive	2,760	217,378

CVS Caremark	24,050	705,146
J&J Snack Foods	1,460	61,466
Kimberly-Clark	9,800	594,174
Kraft Foods Class A	20,000	560,000
PepsiCo	6,520	397,394
Procter & Gamble	18,690	1,121,027
Safeway	25,800	507,228
Susser Holdings	6,555	77,283
Walgreen	17,900	477,930
		6,339,812
Energy – 2.56%
Berry Petroleum Class A	2,445	62,885
†Bristow Group	1,750	51,450
†Carrizo Oil & Gas	2,770	43,018
Chevron	12,030	816,356
ConocoPhillips	15,910	781,022
EOG Resources	11,250	1,106,662
EQT	2,120	76,617
Exxon Mobil	12,890	735,632
†Key Energy Services	6,235	57,237
Lufkin Industries	2,490	97,085
Marathon Oil	19,500	606,255
National Oilwell Varco	18,240	603,197
Occidental Petroleum	4,230	326,345
Penn Virginia	1,915	38,511
†Pioneer Drilling	5,610	31,809
†Rosetta Resources	3,045	60,321
Schlumberger	5,310	293,855
†Swift Energy	2,070	55,704
†Willbros Group	4,120	30,488
Williams	29,500	539,260
		6,413,709
Financials – 3.36%
AFLAC	5,390	229,991
Allstate	19,600	563,108
American Equity Investment Life Holding	5,970	61,610
AmTrust Financial Services	3,255	39,190
Apollo Investment	6,570	61,298
Ares Capital	3,945	49,431
Bank of America	32,870	472,342
Bank of New York Mellon	54,960	1,356,963
BioMed Realty Trust	4,050	65,165
Boston Private Financial Holdings	9,215	59,252
Capital One Financial	2,580	103,974
City Holding	1,820	50,742
CME Group	2,500	703,875
Delphi Financial Group	2,590	63,222
Dime Community Bancshares	5,970	73,610
DuPont Fabros Technology	2,530	62,137
EastGroup Properties	1,780	63,332
Entertainment Properties Trust	1,755	66,813
First Mercury Financial	3,140	33,221
Flushing Financial	4,150	50,755
GFI Group	6,670	37,219
@Harleysville Group	1,805	56,009
Home Properties	1,545	69,633
Host Hotels & Resorts	10,598	142,861
@Independent Bank	1,855	45,781
†IntercontinentalExchange	7,400	836,423
JPMorgan Chase	12,930	473,367
†optionsXpress Holdings	3,945	62,094
Park National	770	50,081
†Piper Jaffray	1,565	50,424
†ProAssurance	1,200	68,112
Prosperity Bancshares	1,755	60,986
Provident Financial Services	4,690	54,826
Prudential Financial	4,750	254,885
Sovran Self Storage	1,940	66,794
TCF Financial	5,730	95,175
†TD Ameritrade Holding	9,450	144,585

†Texas Capital Bancshares	2,820	46,248
Torchmark	4,100	202,991
Travelers	16,180	796,865
Trustmark	2,940	61,211
Univest Pennsylvania	1,350	23,382
Webster Financial	3,035	54,448
Wells Fargo	17,030	435,968
		8,420,399
Health Care – 4.16%
Abbott Laboratories	4,390	205,364
†Acorda Therapeutics	1,400	43,554
†Affymetrix	5,705	33,660
†Air Methods	1,150	34,213
†Align Technology	4,640	68,997
†Alkermes	6,155	76,630
Allergan	16,500	961,290
†Alliance HealthCare Services	7,897	31,904
†Amgen	4,730	248,798
†AMN Healthcare Services	5,100	38,148
Bristol-Myers Squibb	25,800	643,452
Cardinal Health	18,000	604,980
†Catalyst Health Solutions	1,840	63,480
†Celera	7,190	47,095
†Celgene	2,110	107,230
†Conmed	3,270	60,920
†CryoLife	6,110	32,933
†Express Scripts	5,760	270,835
†Gen-Probe	2,650	120,363
†Gilead Sciences	24,650	845,002
†Inspire Pharmaceuticals	7,155	35,703
Johnson & Johnson	11,890	702,223
†Martek Biosciences	2,130	50,502
†Medco Health Solutions	16,600	914,328
Merck	30,070	1,051,548
†Merit Medical Systems	3,870	62,191
†Odyssey HealthCare	1,810	48,363
†ONYX Pharmaceuticals	3,015	65,094
Pfizer	67,450	961,837
†PharMerica	3,400	49,844
Quest Diagnostics	10,900	542,493
†Quidel	4,205	53,361
†Regeneron Pharmaceuticals	2,795	62,384
†Res-Care	3,180	30,719
†SonoSite	2,260	61,269
†Sun Healthcare Group	6,080	49,126
†Thermo Fisher Scientific	3,340	163,827
UnitedHealth Group	28,690	814,796
†Vertex Pharmaceuticals	2,890	95,081
West Pharmaceutical Services	1,710	62,398
		10,415,935
Industrials – 2.43%
AAON	2,240	52,214
Acuity Brands	1,750	63,665
†Alaska Air Group	4,715	211,939
Applied Industrial Technologies	2,635	66,718
Barnes Group	3,100	50,809
Caterpillar	1,860	111,730
†Chart Industries	3,065	47,753
†Columbus McKinnon	3,590	50,152
†CRA International	1,540	28,998
Deere	2,530	140,870
Diamond Management & Technology Consultants	3,235	33,353
Ducommun	1,645	28,130
ESCO Technologies	890	22,918
†Esterline Technologies	1,445	68,565
Expeditors International Washington	16,900	583,219
Fluor	3,230	137,275
General Electric	17,270	249,033
†Gibraltar Industries	5,035	50,854
Goodrich	2,480	164,300

Granite Construction	1,000	23,580
Honeywell International	5,740	224,032
†Hub Group Class A	2,895	86,879
†Kadant	2,320	40,414
†Kforce	4,735	60,371
Koppers Holdings	2,185	49,119
Lincoln Electric Holdings	3,070	156,539
Lockheed Martin	2,380	177,310
Manpower	3,270	141,199
McGrath Rentcorp	1,380	31,436
†Metalico	11,115	44,238
†MYR Group	2,015	33,630
Norfolk Southern	4,090	216,975
Northrop Grumman	13,150	715,887
Republic Services	3,950	117,434
Rockwell Collins	2,630	139,732
Roper Industries	2,200	123,112
†Tetra Tech	2,075	40,691
†Titan Machinery	2,780	36,501
Triumph Group	1,145	76,291
†Tutor Perini	1,640	27,027
Union Pacific	3,200	222,432
†United Stationers	1,455	79,254
United Technologies	5,090	330,392
†URS	2,700	106,245
US Ecology	2,970	43,273
Waste Management	18,100	566,349
		6,072,837
Information Technology – 7.16%
†Adobe Systems	18,800	496,884
†Amkor Technology	8,675	47,799
†Anixter International	1,305	55,593
†Apple	8,250	2,075,122
†Applied Micro Circuits	4,730	49,570
†Atheros Communications	2,300	63,342
†Cisco Systems	20,000	426,200
†EMC	16,570	303,231
Expedia	2,720	51,082
†FARO Technologies	3,295	61,649
†Google Class A	2,870	1,277,006
Hewlett-Packard	8,740	378,267
iGate	5,370	68,843
Intel	44,620	867,859
International Business Machines	6,070	749,524
†Intuit	26,700	928,359
†IPG Photonics	2,405	36,628
†IXYS	5,985	52,907
†j2 Global Communications	2,805	61,261
†JDA Software Group	2,660	58,467
†Lawson Software	9,390	68,547
†Liquidity Services	3,560	46,138
MasterCard Class A	4,100	818,073
†McAfee	3,980	122,266
†MEMC Electronic Materials	19,500	192,660
Microsoft	24,460	562,825
†Motorola	88,100	574,412
†NetApp	6,330	236,172
†NETGEAR	2,895	51,647
NIC	6,600	42,306
†Nuance Communications	6,390	95,531
†ON Semiconductor	10,530	67,181
†priceline.com	4,000	706,160
†Progress Software	2,670	80,180
QUALCOMM	34,860	1,144,802
Quality Systems	1,285	74,517
†QuinStreet	3,100	35,681
†Rackspace Hosting	2,640	48,418
†Radiant Systems	4,145	59,937
†RightNow Technologies	3,130	49,110
†Rofin-Sinar Technologies	1,635	34,041

†SAVVIS	3,200	47,200
†Semtech	2,865	46,900
†SolarWinds	2,700	43,308
†SS&C Technologies Holdings	1,540	24,686
†Symantec	47,440	658,467
†Synaptics	2,390	65,725
†Tekelec	4,660	61,698
†TeleTech Holdings	3,395	43,762
†Teradata	21,200	646,176
†ValueClick	5,840	62,430
†VeriSign	31,800	844,290
†ViaSat	1,855	60,399
Visa Class A	15,800	1,117,850
†Vocus	3,490	53,327
Xerox	62,600	503,304
†Yahoo	30,400	420,432
		17,920,151
Materials – 0.77%
AK Steel Holding	5,970	71,162
Alcoa	18,850	189,631
Cliffs Natural Resources	2,210	104,224
Dow Chemical	7,560	179,323
duPont (E.I.) deNemours	16,600	574,194
†KapStone Paper & Packaging	5,250	58,485
†Owens-Illinois	6,400	169,280
P†PT Holdings	35	0
Rock-Tenn Class A	1,680	83,446
†Rockwood Holdings	2,800	63,532
Schulman (A.)	2,495	47,305
Silgan Holdings	1,910	54,206
†Spartech	4,845	49,661
Temple-Inland	5,990	123,813
United States Steel	4,480	172,704
		1,940,966
Telecommunications – 1.08%
Alaska Communications Systems Group	6,005	50,982
†Arris Group	4,800	48,912
AT&T	27,350	661,597
Atlantic Tele-Network	680	28,084
†Crown Castle International	26,200	976,212
†GeoEye	600	18,684
†Knology	3,485	38,091
NTELOS Holdings	3,165	54,438
Plantronics	1,440	41,184
Qwest Communications International	34,250	179,813
Verizon Communications	21,900	613,638
		2,711,635
Utilities – 0.70%
American Electric Power	5,500	177,650
Edison International	18,600	589,992
MDU Resources Group	6,480	116,834
NorthWestern	2,120	55,544
†NRG Energy	6,520	138,289
Otter Tail	1,745	33,731
Progress Energy	15,300	600,066
UNITIL	1,800	37,638
		1,749,744
Total U.S. Markets (cost $63,174,795)		69,608,034

§Developed Markets – 10.55%
Consumer Discretionary – 2.12%
†Autoliv	9,100	435,435
±Bayerische Motoren Werke	14,086	685,671
±Don Quijote	21,800	584,652
±Esprit Holdings	41,980	225,483
±PPR	3,654	453,948
±Publicis Groupe	13,485	537,958
±Round One	48,158	264,858
±Techtronic Industries	660,000	514,238
±Toyota Motor	16,789	577,010

±Vivendi	26,627	541,161
±Yue Yuen Industrial Holdings	154,500	479,531
		5,299,945
Consumer Staples – 0.88%
±Coca-Cola Amatil	58,181	582,279
±Greggs	66,891	456,627
±Metro	10,551	539,078
±Parmalat	265,639	617,482
		2,195,466
Energy – 0.16%
†Nabors Industries	5,680	100,082
Noble	3,030	93,657
±Total	4,945	220,757
		414,496
Financials – 1.42%
Alterra Capital Holdings	2,890	54,274
Aspen Insurance Holdings	4,130	102,176
±AXA	30,643	468,174
±Banco Santander	58,722	615,820
±Franshion Properties China	196,000	53,886
±Mitsubishi UFJ Financial Group	129,773	589,428
±Nordea Bank	57,249	472,227
±Standard Chartered	24,532	597,426
±UniCredit	277,928	614,837
		3,568,248
Health Care – 0.91%
±AstraZeneca	5,746	270,888
†Eurand	6,630	64,245
±Novartis	12,156	589,118
Novo Nordisk ADR	10,400	842,608
±Sanofi-Aventis	8,366	503,903
		2,270,762
Industrials – 2.46%
±Alstom	12,430	562,843
±Asahi Glass	63,000	591,727
±Cie de Saint-Gobain	11,262	419,707
±Deutsche Post	35,950	525,508
±Finmeccanica	47,103	488,331
†Flextronics International	1,100	6,160
±ITOCHU	74,749	584,513
±Koninklijke Philips Electronics	20,488	611,864
±Singapore Airlines	60,083	622,920
±Teleperformance	21,560	538,596
±Tianjin Development Holdings	110,000	66,897
±Tomkins	175,416	589,048
±Vallourec	3,188	549,695
		6,157,809
Information Technology – 0.72%
Accenture Class A	3,370	130,251
†CGI Group Class A	85,696	1,275,175
±Nokia	48,817	397,931
		1,803,357
Materials – 0.92%
Agrium	4,700	230,018
Alumina ADR	13,175	66,270
†Anglo American ADR	4,800	84,398
±ArcelorMittal	10,799	289,672
±Lafarge	9,105	496,515
±Rexam	127,479	573,735
Syngenta ADR	12,200	559,370
		2,299,978
Telecommunications – 0.79%
China Mobile ADR	8,825	436,043
China Unicom Hong Kong ADR	17,543	233,322
±Telstra	95,286	259,602
TELUS	19,771	746,079
±Vodafone Group	146,219	301,223
		1,976,269
Utilities – 0.17%
±National Grid	58,945	430,357

		430,357
Total Developed Markets (cost $23,541,999)		26,416,687

×Emerging Markets – 7.79%
Consumer Discretionary – 0.20%
†Focus Media Holding ADR	6,550	101,722
Grupo Televisa ADR	8,800	153,208
Santos Brasil Participacoes Unit	12,600	104,709
±†Turk Sise ve Cam Fabrikalari	69,703	76,117
Wal-Mart de Mexico Series V	34,348	76,097
		511,853
Consumer Staples – 0.69%
Brazil Foods ADR	13,600	180,336
±Chaoda Modern Agriculture Holdings	764,000	745,046
@Cresud ADR	13,969	169,584
Fomento Economico Mexicano ADR	2,725	117,584
±KT&G	1,221	59,962
±Lotte Chilsung Beverage	324	210,040
±Lotte Confectionery	136	141,815
±Tingyi Cayman Islands Holding	19,816	48,582
±Tsingtao Brewery	10,162	47,470
		1,720,419
Energy – 1.28%
China Petroleum & Chemical ADR	800	64,408
±CNOOC	432,000	734,237
CNOOC ADR	300	51,051
Gazprom ADR	17,965	343,670
LUKOIL ADR (London International Exchange)	2,300	118,450
PetroChina ADR	1,800	197,514
Petroleo Brasileiro SA ADR	9,000	308,880
Petroleo Brasileiro SP ADR	15,900	473,820
±Polski Koncern Naftowy Orlen	8,420	87,219
PTT	15,243	115,770
@PTT Exploration & Production	12,300	54,494
#Reliance Industries GDR 144A	5,458	254,889
†Rosneft Oil GDR	25,400	154,940
Sasol ADR	4,400	155,188
±Tambang Batubara Bukit Asam	44,491	83,961
		3,198,491
Financials – 1.59%
±ABSA Group	4,883	76,896
±Akbank TAS	15,642	74,915
Banco Bradesco ADR	8,457	134,128
Banco Santander Brasil ADR	25,200	260,316
±Bangkok Bank	24,313	92,926
±Bank of China	348,000	175,561
±Cathay Financial Holding	69,000	101,623
±China Construction Bank	210,700	169,611
Credicorp	1,350	122,702
Cyrela Brazil Realty	9,596	104,413
±†Fubon Financial Holding	121,000	133,807
†Grupo Financiero Galicia ADR	68,712	391,658
±Hong Leong Bank	31,800	84,042
±Industrial & Commercial Bank of China	240,000	174,440
@IRSA Inversiones y Representaciones ADR	6,075	63,423
KB Financial Group ADR	10,089	382,288
±KLCC Property Holdings	88,900	84,192
±Malayan Banking	76,216	177,378
±†OTP Bank	2,604	52,505
±†Powszechny Zaklad Ubezpieczen	2,242	231,325
±Samsung Life Insurance	1,730	146,376
@Sberbank	119,117	290,645
±Shanghai Forte Land	264,000	69,294
±Standard Bank Group	11,836	156,933
±Turkiye Is Bankasi Class C	19,681	60,902
±†UEM Land Holdings	261,723	117,110
VTB Bank GDR	11,700	57,226
		3,986,635
Health Care – 0.03%
†Hypermarcas	6,600	84,648
		84,648

Industrials – 0.37%
All America Latina Logistica Unit	9,300	72,700
†Empresas ICA ADR	10,400	97,552
±Fosun International	177,815	124,164
Guangshen Railway ADR	7,600	131,024
†Hollysys Automation Technologies	10,100	91,001
±Hon Hai Precision Industry	36,000	125,625
±LG Electronics	1,486	112,883
±Siam Cement NVDR	7,700	61,673
±United Tractors	50,811	104,202
		920,824
Information Technology – 1.30%
†Asiainfo Holdings	7,600	166,136
±HTC	57,000	753,601
LG Display ADR	5,200	83,720
±Mediatek	3,000	41,687
±Samsung Electronics	735	460,518
†Shanda Games ADR	15,500	90,055
†Shanda Interactive ADR	7,600	301,492
†Sina	2,950	104,017
†Sohu.com	16,900	694,421
±Taiwan Semiconductor Manufacturing	83,069	154,569
Taiwan Semiconductor Manufacturing ADR	17,700	172,752
±United Microelectronics	508,000	222,588
		3,245,556
Materials – 0.93%
±Anglo Platinum	1,137	107,250
±ArcelorMittal South Africa	15,176	149,438
Braskem ADR	10,175	143,976
Cemex ADR	27,412	265,076
Cia de Minas Buenaventura ADR	3,150	121,086
†Fibria Celulose ADR	7,900	116,920
±Impala Platinum Holdings	3,920	91,220
±Israel Chemicals	7,300	76,041
†MMC Norilsk Nickel ADR	5,944	87,641
POSCO ADR	2,025	190,998
Vale ADR	40,525	986,785
		2,336,431
Telecommunications – 1.00%
America Movil ADR	2,100	99,750
Chunghwa Telecom ADR	31,217	614,663
±†Foxconn International Holdings	108,000	69,916
KT ADR	12,650	242,501
±LG Uplus	22,965	143,057
±MTN Group	15,827	207,381
SK Telecom ADR	30,025	442,268
Turkcell Iletisim Hizmet ADR	11,750	152,515
Vivo Participacoes ADR	5,100	132,192
±Vodacom Group	51,404	390,857
		2,495,100
Utilities – 0.40%
Centrais Eletricas Brasileiras ADR	29,800	398,128
±Datang International Power Generation	235,255	94,889
±Huadian Power International	392,000	94,864
Huaneng Power International ADR	10,425	245,300
Light	8,100	94,463
±†Polska Grupa Energetyczna	11,553	71,141
		998,785
Total Emerging Markets (cost $18,787,961)		19,498,742

Total Common Stock (cost $105,504,755)		115,523,463

Convertible Preferred Stock – 0.00%
Health Care & Pharmaceuticals – 0.00%
Merck 6.00% exercise price $57.43, expiration date 8/13/10	20	5,000
Total Convertible Preferred Stock (cost $5,181)		5,000

Exchange-Traded Fund – 7.95%
iShares MSCI EAFE Growth Index		414,050	19,903,384
Total Exchange-Traded Fund (cost $18,731,244)			19,903,384

		Principal
		Amount°
Agency Asset-Backed Securities – 0.03%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	63,272	58,985
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.669% 11/25/32		20,049	17,892
Total Agency Asset-Backed Securities (cost $82,818)			76,877

Agency Collateralized Mortgage Obligations – 0.35%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		59,075	63,479
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		63,262	70,264
Series 2003-122 4.50% 2/25/28		53,598	55,357
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		52,263	59,000
Series 2662 MA 4.50% 10/15/31		89,101	93,379
Series 2872 GC 5.00% 11/15/29		200,000	211,176
Series 3022 MB 5.00% 12/15/28		152,719	158,323
Series 3337 PB 5.50% 7/15/30		170,000	176,503
Total Agency Collateralized Mortgage Obligations (cost $852,354)			887,481

Agency Mortgage-Backed Securities – 6.73%
Fannie Mae 6.50% 8/1/17		57,528	62,498
Fannie Mae Relocation 30 yr 5.00% 1/1/36		53,199	55,919
Fannie Mae S.F. 15 yr
5.00% 9/1/18		66,236	71,240
5.50% 6/1/22		37,616	40,690
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/25		1,195,000	1,241,306
4.50% 7/1/25		1,155,000	1,218,345
5.50% 7/1/25		1,250,000	1,350,195
Fannie Mae S.F. 20 yr 5.50% 8/1/28		92,076	99,171
Fannie Mae S.F. 30 yr
4.50% 6/1/38		106,726	110,849
5.00% 12/1/36		284,256	301,723
5.00% 12/1/37		83,197	88,162
5.00% 2/1/38		59,433	62,980
6.50% 2/1/36		115,522	128,158
7.50% 6/1/31		40,677	46,367
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/40		2,145,000	2,172,147
4.50% 7/1/40		1,035,000	1,072,680
5.00% 7/1/40		2,545,000	2,692,532
6.00% 7/1/40		2,375,000	2,575,762
•Freddie Mac ARM
3.417% 4/1/34		19,367	20,145
5.68% 7/1/36		70,343	73,988
Freddie Mac S.F. 15 yr
4.00% 2/1/14		108,945	111,764
5.00% 6/1/18		78,131	83,967
Freddie Mac S.F. 30 yr 7.00% 11/1/33		46,514	52,909
Freddie Mac S.F. 30 yr TBA
5.50% 7/1/40		990,000	1,062,239
6.00% 7/1/40		1,305,000	1,416,332
6.50% 7/1/40		565,000	619,293
GNMA I S.F. 30 yr 7.50% 9/15/31		19,099	21,813
Total Agency Mortgage-Backed Securities (cost $16,704,847)			16,853,174

Commercial Mortgage-Backed Securities – 1.53%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		100,000	107,601
Series 2007-1A D 5.957% 4/15/37		60,000	63,115
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.413% 6/10/39		55,000	58,312
Series 2004-4 A4 4.502% 7/10/42		75,000	75,848
•Series 2005-1 A5 5.148% 11/10/42		95,000	100,705
Series 2006-4 A4 5.634% 7/10/46		135,000	138,742

Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41	70,000	74,872
•Series 2005-PW10 A4 5.405% 12/11/40	90,000	94,604
•Series 2005-T20 A4A 5.149% 10/12/42	75,000	80,177
•Series 2006-PW12 A4 5.723% 9/11/38	55,000	59,015
Series 2007-PW15 A4 5.331% 2/11/44	55,000	53,887
•Series 2007-PW16 A4 5.717% 6/11/40	150,000	152,642
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34	62,159	62,674
•Series 2005-C6 A5A 5.116% 6/10/44	85,000	89,307
Series 2006-C7 A2 5.69% 6/10/46	140,000	142,437
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.549% 2/15/39	75,000	78,995
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	60,000	60,774
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	76,651	77,195
•Series 2004-GG2 A5 5.279% 8/10/38	75,000	79,391
•Series 2004-GG2 A6 5.396% 8/10/38	100,000	105,482
Series 2005-GG4 A4 4.761% 7/10/39	160,000	162,510
Series 2005-GG4 A4A 4.751% 7/10/39	120,000	124,148
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	40,000	42,758
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	115,000	120,429
Series 2003-C1 A2 4.985% 1/12/37	162,000	169,917
•Series 2005-LDP5 A4 5.195% 12/15/44	110,000	117,007
LB-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	170,000	180,281
Series 2004-C1 A4 4.568% 1/15/31	100,000	102,362
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.655% 5/12/39	155,000	166,200
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	145,000	152,500
Series 2007-IQ14 A4 5.692% 4/15/49	175,000	168,805
Series 2007-T27 A4 5.649% 6/11/42	155,000	162,376
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	135,000	135,581
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	105,000	107,847
Series 2006-C28 A2 5.50% 10/15/48	165,000	168,802
Total Commercial Mortgage-Backed Securities (cost $3,490,483)		3,837,298

Convertible Bonds – 0.94%
Aerospace & Defense – 0.03%
L-3 Communications Holdings 3.00% exercise price $98.94, expiration date 8/1/35	75,000	75,375
		75,375
Automobiles & Automotive Parts – 0.02%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	50,000	39,000
		39,000
Banking, Finance & Insurance – 0.04%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	70,000	65,975
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	30,000	30,525
		96,500
Basic Materials – 0.08%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	124,000	128,805
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	67,000	68,926
		197,731
Computers & Technology – 0.01%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	15,000	14,025
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	25,000	22,344
		36,369
Electronics & Electrical Equipment – 0.10%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	80,000	76,400
Intel 2.95% exercise price $30.75, expiration date 12/15/35	65,000	62,075
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	112,000	110,180
		248,655
Energy – 0.17%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	270,000	196,087
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	205,000	182,963
1.625% exercise price $168.61, expiration date 12/15/37	40,000	38,950
		418,000
Health Care & Pharmaceuticals – 0.16%

fHologic 2.00% exercise price $38.59, expiration date 12/15/37		159,000	136,144
LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25		90,000	84,713
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13		184,000	185,379
			406,236
Leisure, Lodging & Entertainment – 0.04%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14		59,000	61,803
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14		30,000	33,000
			94,803
Real Estate – 0.14%
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		26,000	37,261
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		79,000	84,530
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		80,000	80,394
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		140,000	146,825
			349,010
Telecommunications – 0.13%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13		67,000	63,733
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		125,000	105,312
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		21,000	20,213
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		52,000	49,335
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		29,000	37,193
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		60,000	54,525
			330,311
Transportation – 0.02%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		77,000	62,081
			62,081
Total Convertible Bonds (cost $2,173,149)			2,354,071

Corporate Bonds – 21.84%
Banking – 2.19%
#Achmea Hypotheekbank 144A 3.20% 11/3/14		230,000	237,866
Bank of New York Mellon 4.95% 3/15/15		130,000	140,630
BB&T 5.25% 11/1/19		339,000	350,791
•BB&T Capital Trust IV 6.82% 6/12/57		200,000	182,750
#Export-Import Bank of Korea 144A 5.25% 2/10/14		225,000	236,668
JPMorgan Chase
5.875% 6/13/16		285,000	312,176
7.00% 6/28/17	RUB	8,000,000	242,106
JPMorgan Chase Capital XXV 6.80% 10/1/37	USD	175,000	173,496
Key Bank 5.80% 7/1/14		290,000	309,881
Korea Development Bank
4.375% 8/10/15		165,000	168,432
8.00% 1/23/14		200,000	227,839
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		100,000	104,268
PNC Funding
5.125% 2/8/20		215,000	223,984
5.25% 11/15/15		205,000	218,492
5.625% 2/1/17		220,000	234,374
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49		300,000	220,128
•#Rabobank Nederland 144A 11.00% 12/29/49		275,000	340,580
Regions Financial
5.75% 6/15/15		120,000	119,368
7.75% 11/10/14		220,000	232,300
Rentenbank 6.00% 7/15/14	AUD	139,000	118,971
•USB Capital IX 6.189% 10/29/49	USD	340,000	248,642
Wachovia
5.25% 8/1/14		55,000	58,298
5.625% 10/15/16		310,000	335,016
•Wells Fargo Capital XIII 7.70% 12/29/49		280,000	284,200
Zions Bancorporation
5.65% 5/15/14		20,000	18,886
7.75% 9/23/14		140,000	142,784
			5,482,926
Basic Industry – 1.61%
#Algoma Acquisition 144A 9.875% 6/15/15		105,000	89,775
ArcelorMittal 9.85% 6/1/19		140,000	175,224
Century Aluminum 8.00% 5/15/14		105,850	100,293
CF Industries 7.125% 5/1/20		100,000	102,750
Compass Minerals International 8.00% 6/1/19		80,000	82,150
Cytec Industries 8.95% 7/1/17		365,000	446,560

Dow Chemical 8.55% 5/15/19		295,000	361,699
#Essar Steel Algoma 144A 9.375% 3/15/15		15,000	14,325
#FMG Finance 144A 10.625% 9/1/16		270,000	298,350
#Georgia-Pacific 144A 8.25% 5/1/16		40,000	42,850
#Gerdau Holdings 144A 7.00% 1/20/20		100,000	102,500
Hexion US/Nova Scotia Finance
8.875% 2/1/18		85,000	77,138
9.75% 11/15/14		105,000	99,750
International Paper 9.375% 5/15/19		410,000	530,400
#MacDermid 144A 9.50% 4/15/17		15,000	15,075
#Newpage 144A 11.375% 12/31/14		100,000	91,250
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15		95,415	73,946
Novelis 11.50% 2/15/15		70,000	73,500
#PE Paper Escrow 144A 12.00% 8/1/14		100,000	110,053
Reliance Steel & Aluminum 6.85% 11/15/36		110,000	106,920
Rio Tinto Finance 9.00% 5/1/19		100,000	131,440
Ryerson
•7.719% 11/1/14		5,000	4,675
12.00% 11/1/15		110,000	113,025
Steel Dynamics 7.75% 4/15/16		15,000	15,150
Teck Resources
9.75% 5/15/14		380,000	449,459
10.25% 5/15/16		25,000	29,533
Vale Overseas
6.875% 11/21/36		194,000	202,732
6.875% 11/10/39		90,000	94,473
			4,034,995
Brokerage – 0.58%
•Bear Stearns 5.267% 12/7/12	AUD	430,000	354,162
E Trade Financial PIK 12.50% 11/30/17	USD	158,000	168,665
Goldman Sachs Group 5.375% 3/15/20		380,000	376,185
Jefferies Group
6.25% 1/15/36		35,000	31,421
6.45% 6/8/27		260,000	245,561
Lazard Group
6.85% 6/15/17		113,000	114,591
7.125% 5/15/15		162,000	170,793
			1,461,378
Capital Goods – 1.28%
Allied Waste North America
6.875% 6/1/17		165,000	180,099
7.125% 5/15/16		215,000	230,864
AMH Holdings 11.25% 3/1/14		50,000	51,250
#BAE Systems Holdings 144A 4.95% 6/1/14		25,000	27,146
#BWAY 144A 10.00% 6/15/18		55,000	57,613
Case New Holland 7.75% 9/1/13		60,000	61,650
Casella Waste Systems
9.75% 2/1/13		82,000	82,410
11.00% 7/15/14		50,000	54,250
#Cemex Finance 144A 9.50% 12/14/16		100,000	97,000
Intertape Polymer 8.50% 8/1/14		55,000	44,825
Jabil Circuit 7.75% 7/15/16		35,000	36,750
L-3 Communications
4.75% 7/15/20		450,000	454,358
5.875% 1/15/15		35,000	34,738
#Meccanica Holdings USA 144A 6.25% 7/15/19		205,000	219,157
#Plastipak Holdings 144A 10.625% 8/15/19		60,000	66,900
#Ply Gem Industries 144A 13.125% 7/15/14		130,000	132,275
Pregis 12.375% 10/15/13		167,000	165,956
RBS Global/Rexnord 11.75% 8/1/16		70,000	73,325
Sanmina-SCI 8.125% 3/1/16		157,000	155,430
Smurfit Kappa Funding 7.75% 4/1/15		70,000	69,475
Solo Cup 8.50% 2/15/14		65,000	58,663
Terex 8.00% 11/15/17		90,000	83,700
Thermadyne Holdingss 10.50% 2/1/14		55,000	55,963
Thermo Fisher Scientific
3.20% 5/1/15		445,000	459,664
4.70% 5/1/20		20,000	21,585
#Trimas 144A 9.75% 12/15/17		60,000	61,050
United Technologies 4.50% 4/15/20		140,000	151,767

#USG 144A 9.75% 8/1/14	10,000	10,450
		3,198,313
Consumer Cyclical – 1.65%
#Allison Transmission 144A 11.00% 11/1/15	137,000	144,193
American Axle & Manufacturing 7.875% 3/1/17	50,000	43,625
ArvinMeritor 8.125% 9/15/15	150,000	144,750
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	210,000	221,550
#wCVS Pass Through Trust 144A 8.353% 7/10/31	398,813	484,821
#Equinox Holdings 144A 9.50% 2/1/16	15,000	14,906
Ford Motor 7.45% 7/16/31	265,000	240,487
Ford Motor Credit 12.00% 5/15/15	185,000	214,357
Global Cash Access 8.75% 3/15/12	42,000	42,263
#Harrah's Operating 144A 10.00% 12/15/18	105,000	86,625
Interface
9.50% 2/1/14	16,000	16,500
11.375% 11/1/13	50,000	56,250
International Game Technology 5.50% 6/15/20	115,000	118,863
#Invista 144A 9.25% 5/1/12	5,000	5,088
K Hovnanian Enterprises
6.25% 1/15/15	40,000	29,400
7.50% 5/15/16	75,000	52,875
10.625% 10/15/16	80,000	80,400
Landry's Restaurants 11.625% 12/1/15	35,000	36,400
M/I Homes 6.875% 4/1/12	35,000	34,825
Macy's Retail Holdings 6.65% 7/15/24	185,000	178,525
MGM MIRAGE
7.50% 6/1/16	20,000	15,850
11.125% 11/15/17	45,000	49,838
#144A 11.375% 3/1/18	100,000	94,500
Mobile Mini 6.875% 5/1/15	57,000	53,153
Mohawk Industries 6.875% 1/15/16	30,000	30,675
Mohegan Tribal Gaming Authority 6.875% 2/15/15	60,000	42,900
NCL 11.75% 11/15/16	20,000	21,000
New Albertsons 7.25% 5/1/13	10,000	10,225
Norcraft Holdings 9.75% 9/1/12	124,000	117,955
OSI Restaurant Partners 10.00% 6/15/15	68,000	66,810
#Pinnacle Entertainment 144A 8.75% 5/15/20	165,000	153,656
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	62,000	64,480
Quiksilver 6.875% 4/15/15	100,000	91,375
Rite Aid 9.375% 12/15/15	45,000	37,013
Royal Caribbean Cruises
6.875% 12/1/13	55,000	53,763
7.00% 6/15/13	15,000	15,000
Ryland Group 8.40% 5/15/17	65,000	69,225
Sally Holdings 10.50% 11/15/16	120,000	129,000
#Sealy Mattress 144A 10.875% 4/15/16	18,000	19,980
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	160,000	127,600
Standard Pacific 10.75% 9/15/16	85,000	91,375
Wal-Mart Stores 3.625% 7/8/20	520,000	519,521
		4,121,597
Consumer Non-Cyclical – 3.31%
Abbott Laboratories 4.125% 5/27/20	605,000	635,075
Accellent 10.50% 12/1/13	90,000	89,100
#Alliance One International 144A 10.00% 7/15/16	115,000	117,588
#Anheuser-Busch InBev Worldwide 144A
3.625% 4/15/15	600,000	614,789
5.00% 4/15/20	85,000	89,043
Bausch & Lomb 9.875% 11/1/15	79,000	81,568
Baxter International 4.50% 8/15/19	370,000	396,395
Bio-Rad Laboratories 8.00% 9/15/16	45,000	47,138
CareFusion
6.375% 8/1/19	170,000	194,537
#144A 6.375% 8/1/19	330,000	377,632
Covidien International Finance 4.20% 6/15/20	475,000	487,113
#Dole Foods 144A 8.00% 10/1/16	80,000	80,600
General Mills 5.65% 2/15/19	210,000	239,032
#Genzyme 144A 5.00% 6/15/20	430,000	443,763
Hospira 6.40% 5/15/15	445,000	506,112
Ingles Markets 8.875% 5/15/17	65,000	66,463
Inverness Medical Innovations 9.00% 5/15/16	100,000	100,500

Jarden 7.50% 1/15/20	25,000	24,563
JBS USA Finance 11.625% 5/1/14	77,000	86,721
Kraft Foods 5.375% 2/10/20	210,000	225,450
Life Technologies
4.40% 3/1/15	25,000	25,887
6.00% 3/1/20	440,000	477,361
LVB Acquisition
11.625% 10/15/17	60,000	65,250
PIK 10.375% 10/15/17	50,000	54,000
Medco Health Solutions 7.125% 3/15/18	455,000	544,402
Novartis Capital 4.40% 4/24/20	165,000	178,247
Novartis Securities Investment 5.125% 2/10/19	75,000	84,106
#Novasep Holding 144A 9.75% 12/15/16	160,000	158,000
Pfizer 6.20% 3/15/19	375,000	446,419
Smithfield Foods
7.75% 7/1/17	110,000	105,600
#144A 10.00% 7/15/14	40,000	44,500
Supervalu 8.00% 5/1/16	65,000	64,675
Teva Pharmaceutical Finance II 3.00% 6/15/15	160,000	163,322
#Tops Markets 144A 10.125% 10/15/15	45,000	46,575
Tyson Foods 10.50% 3/1/14	55,000	64,350
Universal Hospital Services PIK 8.50% 6/1/15	33,000	32,670
#Viskase 144A 9.875% 1/15/18	120,000	121,200
Yale University 2.90% 10/15/14	230,000	238,821
Yankee Acquisition 9.75% 2/15/17	105,000	107,363
Zimmer Holdings 4.625% 11/30/19	355,000	373,509
		8,299,439
Energy – 3.01%
AmeriGas Partners 7.125% 5/20/16	23,000	23,000
Anadarko Petroleum 5.95% 9/15/16	355,000	305,927
#Antero Resources Finance 144A 9.375% 12/1/17	40,000	40,200
Chesapeake Energy 6.50% 8/15/17	20,000	19,825
Complete Production Services 8.00% 12/15/16	105,000	103,163
Copano Energy 7.75% 6/1/18	50,000	47,500
El Paso 7.00% 6/15/17	102,000	101,936
•Enbridge Energy Partners 8.05% 10/1/37	145,000	142,966
Energy Transfer Partners 9.70% 3/15/19	270,000	326,729
Enterprise Products Operating
5.20% 9/1/20	350,000	360,160
•7.034% 1/15/68	125,000	115,163
9.75% 1/31/14	175,000	211,299
EOG Resources 2.95% 6/1/15	340,000	343,561
Forest Oil 7.25% 6/15/19	45,000	43,650
#Helix Energy Solutions 144A 9.50% 1/15/16	140,000	129,500
#Hercules Offshore 144A 10.50% 10/15/17	105,000	93,713
#Hilcorp Energy Finance I 144A 7.75% 11/1/15	60,000	59,400
Holly 9.875% 6/15/17	75,000	77,438
Inergy Finance 8.75% 3/1/15	10,000	10,225
Key Energy Services 8.375% 12/1/14	135,000	134,831
Kinder Morgan Energy Partners
5.30% 9/15/20	135,000	139,896
9.00% 2/1/19	225,000	280,502
#Linn Energy 144A 8.625% 4/15/20	50,000	51,438
#Midcontinent Express Pipeline 144A
5.45% 9/15/14	180,000	187,465
6.70% 9/15/19	95,000	98,447
#Murray Energy 144A 10.25% 10/15/15	65,000	65,000
Nexen 7.50% 7/30/39	155,000	182,240
#NFR Energy 144A 9.75% 2/15/17	70,000	67,900
Noble Energy 8.25% 3/1/19	405,000	490,940
OPTI Canada
7.875% 12/15/14	50,000	43,750
8.25% 12/15/14	62,000	54,250
Petrobras International Finance
5.75% 1/20/20	332,000	336,000
5.875% 3/1/18	25,000	25,855
PetroHawk Energy
7.875% 6/1/15	85,000	85,638
10.50% 8/1/14	20,000	21,600
Petroleum Development 12.00% 2/15/18	72,000	74,700

Plains All American Pipeline 8.75% 5/1/19		105,000	125,533
Pride International 8.50% 6/15/19		205,000	213,713
Quicksilver Resources 7.125% 4/1/16		125,000	115,938
Range Resources 8.00% 5/15/19		60,000	62,925
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		165,000	177,690
Regency Energy Partners 8.375% 12/15/13		10,000	10,350
#Rockies Express Pipeline 144A 5.625% 4/15/20		145,000	138,166
#SandRidge Energy 144A 9.875% 5/15/16		140,000	142,800
Shell International Finance 3.10% 6/28/15		115,000	116,914
Total Capital 4.45% 6/24/20		220,000	225,015
TransCanada Pipelines
3.40% 6/1/15		230,000	238,845
•6.35% 5/15/67		265,000	236,498
Transocean 6.80% 3/15/38		85,000	76,823
Weatherford International 9.625% 3/1/19		290,000	349,749
#Williams Partners 144A 5.25% 3/15/20		125,000	128,063
#Woodside Finance 144A
4.50% 11/10/14		165,000	168,450
8.125% 3/1/14		110,000	125,390
			7,548,669
Financials – 0.75%
Capital One Capital V 10.25% 8/15/39		85,000	90,206
#CDP Financial 144A 5.60% 11/25/39		250,000	270,561
City National Capital Trust I 9.625% 2/1/40		280,000	295,404
#ERAC USA Finance 144A 5.25% 10/1/20		105,000	106,313
FTI Consulting 7.75% 10/1/16		40,000	40,600
General Electric Capital 6.00% 8/7/19		740,000	802,516
International Lease Finance 6.625% 11/15/13		165,000	153,863
Nuveen Investments 10.50% 11/15/15		145,000	126,875
			1,886,338
Insurance – 0.28%
•Genworth Financial 6.15% 11/15/66		80,000	55,200
MetLife
6.40% 12/15/36		20,000	17,700
6.817% 8/15/18		20,000	22,657
•#Metlife Capital Trust X 144A 9.25% 4/8/38		400,000	434,000
Prudential Financial 3.875% 1/14/15		160,000	161,304
@‡#wTwin Reefs Pass Through Trust 144A 0.00% 12/31/49		200,000	0
			690,861
Media – 1.92%
Affinion Group 11.50% 10/15/15		70,000	73,850
#Charter Communications Operating 144A 10.875% 9/15/14		135,000	150,525
Clear Channel Communications 10.75% 8/1/16		100,000	70,750
#Columbus International 144A 11.50% 11/20/14		150,000	160,511
Comcast 5.90% 3/15/16		460,000	519,029
#Cox Communications 144A
6.25% 6/1/18		85,000	94,930
6.45% 12/1/36		65,000	71,942
6.95% 6/1/38		100,000	115,109
DIRECTV Holdings/Financing 7.625% 5/15/16		840,000	913,532
DISH DBS 7.875% 9/1/19		95,000	99,275
#GXS Worldwide 144A 9.75% 6/15/15		160,000	153,600
Lamar Media 6.625% 8/15/15		49,000	47,163
LIN Television 6.50% 5/15/13		20,000	19,300
#NBC Universal 144A 5.15% 4/30/20		580,000	606,098
Nielsen Finance
10.00% 8/1/14		90,000	92,475
11.50% 5/1/16		30,000	32,925
Shaw Communications 6.75% 11/9/39	CAD	263,000	252,554
#Sinclair Television Group 144A 9.25% 11/1/17	USD	65,000	65,975
#Sirius XM Radio 144A 9.75% 9/1/15		15,000	16,013
Terremark Worldwide 12.00% 6/15/17		60,000	67,800
Time Warner Cable 8.25% 4/1/19		315,000	388,017
#Univision Communications 144A 12.00% 7/1/14		85,000	91,588
#Videotron 144A 7.125% 1/15/20	CAD	183,000	173,631
#Vivendi 144A
5.75% 4/4/13	USD	280,000	300,562
6.625% 4/4/18		190,000	212,086
#XM Satellite Radio 144A 13.00% 8/1/13		25,000	27,438
			4,816,678

Real Estate – 0.33%
Developers Diversified Realty
5.375% 10/15/12		185,000	182,809
7.50% 4/1/17		40,000	39,306
9.625% 3/15/16		65,000	70,601
#Digital Realty Trust 144A 5.875% 2/1/20		105,000	107,321
ProLogis
6.25% 3/15/17		160,000	152,582
7.375% 10/30/19		145,000	142,244
Regency Centers 5.875% 6/15/17		100,000	105,567
Ventas Realty 6.50% 6/1/16		31,000	31,605
			832,035
Services Non-Cyclical – 0.64%
ARAMARK 8.50% 2/1/15		73,000	74,095
Avis Budget Car Rental 7.75% 5/15/16		75,000	70,406
#Brambles USA 144A
3.95% 4/1/15		300,000	304,980
5.35% 4/1/20		95,000	98,831
Iron Mountain 6.625% 1/1/16		5,000	4,938
#Roche Holdings 144A 6.00% 3/1/19		585,000	682,639
#RSC Equipment Rental 144A 10.25% 11/15/19		80,000	81,200
Select Medical 7.625% 2/1/15		100,000	94,500
•US Oncology Holdings PIK 6.643% 3/15/12		197,000	184,195
			1,595,784
Technology – 0.10%
National Semiconductor 6.60% 6/15/17		105,000	117,799
SunGard Data Systems 10.25% 8/15/15		47,000	48,763
#Unisys 144A 12.75% 10/15/14		70,000	78,575
			245,137
Telecommunications – 1.98%
@Allegiance Telecom 11.75% 2/15/11		15,000	0
America Movil 5.00% 3/30/20		155,000	160,449
American Tower 7.00% 10/15/17		225,000	252,000
AT&T 6.50% 9/1/37		325,000	361,682
Cincinnati Bell 7.00% 2/15/15		37,000	34,873
Cisco Systems 4.45% 1/15/20		590,000	624,029
#Clearwire Communications 144A 12.00% 12/1/15		223,000	222,379
Cricket Communications 9.375% 11/1/14		131,000	133,620
#Digicel Group 144A 12.00% 4/1/14		155,000	173,988
#GCI 144A 8.625% 11/15/19		40,000	40,100
#Global Crossing 144A 12.00% 9/15/15		120,000	127,800
Hughes Network Systems 9.50% 4/15/14		97,000	98,698
Level 3 Financing
9.25% 11/1/14		10,000	9,125
#144A 10.00% 2/1/18		95,000	84,550
MetroPCS Wireless 9.25% 11/1/14		49,000	50,715
NII Capital 10.00% 8/15/16		120,000	126,900
PAETEC Holding
8.875% 6/30/17		60,000	60,300
9.50% 7/15/15		90,000	87,975
Qwest
8.375% 5/1/16		295,000	323,763
#144A 8.375% 5/1/16		45,000	49,388
Rogers Communications
6.68% 11/4/39	CAD	90,000	90,247
7.50% 3/15/15	USD	110,000	131,400
Sprint Capital 8.75% 3/15/32		150,000	144,000
Telecom Italia Capital
5.25% 10/1/15		420,000	424,365
6.175% 6/18/14		130,000	136,025
Telefonica Emisiones
3.729% 4/27/15		155,000	154,717
5.134% 4/27/20		90,000	90,379
Telesat Canada
11.00% 11/1/15		155,000	168,175
12.50% 11/1/17		25,000	28,125
Verizon Communications 6.40% 2/15/38		330,000	364,916
#Wind Acquisition Finance 144A 11.75% 7/15/17		150,000	154,500
Windstream 8.125% 8/1/13		44,000	45,705
			4,954,888

Transportation – 0.23%
Burlington Northern Santa Fe 4.70% 10/1/19	390,000	413,826
Kansas City Southern Railway 13.00% 12/15/13	42,000	50,610
#United Air Lines 144A 12.00% 11/1/13	105,000	109,725
		574,161
Utilities – 1.98%
AES 8.00% 6/1/20	70,000	70,700
#American Transmission Systems 144A 5.25% 1/15/22	275,000	288,887
Appalachian Power 3.40% 5/24/15	100,000	101,711
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	385,000	419,169
CMS Energy
6.55% 7/17/17	115,000	116,840
8.75% 6/15/19	35,000	38,818
Duke Energy Carolinas 4.30% 6/15/20	625,000	661,387
Dynegy Holdings 7.75% 6/1/19	144,000	100,260
Edison Mission Energy
7.00% 5/15/17	20,000	12,900
7.20% 5/15/19	70,000	43,400
Florida Power 5.65% 6/15/18	185,000	210,606
Illinois Power 9.75% 11/15/18	480,000	631,146
Jersey Central Power & Light 5.625% 5/1/16	65,000	70,361
Mirant North America 7.375% 12/31/13	75,000	77,063
NRG Energy 7.375% 2/1/16	80,000	79,800
PacifiCorp 5.50% 1/15/19	235,000	265,171
Pennsylvania Electric 5.20% 4/1/20	255,000	266,310
PPL Electric Utilities 7.125% 11/30/13	100,000	116,895
Public Service Oklahoma 5.15% 12/1/19	230,000	242,649
•Puget Sound Energy 6.974% 6/1/67	100,000	91,906
#SEMCO Energy 144A 5.15% 4/21/20	315,000	338,069
TXU 5.55% 11/15/14	120,000	85,845
Xcel Energy 4.70% 5/15/20	595,000	620,347
		4,950,240
Total Corporate Bonds (cost $52,190,562)		54,693,439

Municipal Bonds – 0.15%
Oregon State Taxable Pension 5.892% 6/1/27	200,000	223,762
•Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39	155,000	162,443
Total Municipal Bonds (cost $355,000)		386,205

Non-Agency Asset-Backed Securities – 2.24%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.297% 10/6/21	160,000	159,856
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	85,000	85,177
•#Ally Master Owner Trust Series 2010-1 A 144A 2.10% 1/15/15	160,000	162,185
•American Express Credit Account Master Trust Series 2010-1B 0.95% 11/16/15	100,000	99,273
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16	105,000	108,028
•Bank of America Credit Card Trust Series 2008-A5 A5 1.55% 12/16/13	675,000	681,227
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.38% 3/17/14	100,000	99,780
Series 2007-A7 A7 5.75% 7/15/20	140,000	162,816
Chase Issuance Trust Series 2005-A10 A10 4.65% 12/17/12	35,000	35,409
#CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16	140,000	141,497
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 1.00% 7/15/13	100,000	98,902
Series 2007-A3 A3 6.15% 6/15/39	100,000	126,291
•Series 2007-A6 A6 0.28% 7/12/12	375,000	375,072
•Series 2009-A1 A1 2.10% 3/17/14	125,000	128,136
CNH Equipment Trust
•Series 2007-A A4 0.39% 9/17/12	9,706	9,695
Series 2008-A3 4.12% 5/15/12	13,324	13,407
Series 2008-B A3A 4.78% 7/16/12	33,225	33,618
Series 2009-C A3 1.85% 12/16/13	70,000	70,724
Series 2010-A A4 2.49% 1/15/16	240,000	244,856
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	168,249	171,198
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	105,000	120,780
•Series 2009-A1 A1 1.65% 12/15/14	300,000	304,894
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	165,000	160,803
#Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13	255,000	255,251
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.90% 9/15/14	100,000	100,901
#Series 2010-1 A 144A 2.00% 12/15/14	185,000	186,939

GE Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14		255,000	258,018
•#Golden Credit Card Trust Series 2008-3 A 144A 1.35% 7/15/17		175,000	176,340
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12		23,270	23,620
Series 2009-4 A3 1.87% 2/15/14		100,000	100,990
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		11,423	11,516
Series 2008-A A3 4.93% 12/17/12		106,100	109,117
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		170,000	172,569
Mid-State Trust Series 11 A1 4.864% 7/15/38		85,636	82,320
•Residential Asset Securities Series 2006-KS3 AI3 0.52% 4/25/36		363,122	345,530
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		69,128	70,182
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13		110,000	110,745
Total Non-Agency Asset-Backed Securities (cost $5,544,788)			5,597,662

Non-Agency Collateralized Mortgage Obligations – 0.59%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		22,407	19,548
Bank of America Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34		27,214	26,885
Series 2005-3 2A1 5.50% 4/25/20		136,051	124,965
Series 2005-5 2CB1 6.00% 6/25/35		150,658	114,169
Series 2005-6 7A1 5.50% 7/25/20		15,053	14,243
@•Bank of America Funding Securities Series 2006-H 1A2 3.169% 9/20/46		7,394	956
•Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33		780	559
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		110,000	78,430
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		104,681	93,634
@Series 2006-17 A5 6.00% 12/25/36		33,332	29,137
•First Horizon Asset Securities
Series 2004-AR5 4A1 5.665% 10/25/34		112,468	115,396
Series 2007-AR2 1A1 5.807% 8/25/37		86,106	65,546
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		47,501	46,938
•Series 1999-3 A 8.00% 8/19/29		72,650	72,372
Series 2005-RP1 1A3 8.00% 1/25/35		92,872	90,100
Series 2005-RP1 1A4 8.50% 1/25/35		42,941	41,553
•MASTR ARM Trust Series 2005-6 7A1 5.341% 6/25/35		133,905	115,753
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		133,736	132,357
Series 2005-2 1A4 8.00% 5/25/35		111,664	108,726
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		72,677	69,364
•Structured ARM Loan Trust Series 2006-5 5A4 5.487% 6/25/36		83,894	15,961
•Structured Asset Securities Series 2002-22H 1A 6.953% 11/25/32		40,045	39,222
Wells Fargo Mortgage-Backed Securities Trust
•Series 2005-AR16 2A1 2.997% 10/25/35		7,698	7,132
Series 2006-4 2A3 5.75% 4/25/36		74,667	28,409
•Series 2006-AR5 2A1 5.475% 4/25/36		47,965	37,983
Total Non-Agency Collateralized Mortgage Obligations (cost $1,714,241)			1,489,338

Regional Agencies – 0.34%Δ
Canada – 0.34%
New South Wales Treasury
2.75% 11/20/25	AUD	157,000	133,491
6.00% 5/1/20	AUD	760,000	656,230
Queensland Treasury 6.00% 6/14/21	AUD	83,000	71,710
Total Regional Agencies (cost $868,683)			861,431

Regional Authorities – 0.21%Δ
Canada – 0.21%
Province of British Columbia 2.85% 6/15/15	USD	115,000	118,918
Province of Manitoba 2.625% 7/15/15		60,000	61,092
Province of Ontario 4.40% 4/14/20		160,000	170,350
Province of Quebec
4.50% 12/1/19	CAD	29,000	28,390
4.875% 5/5/14	USD	125,000	137,976
Total Regional Authorities (cost $503,172)			516,726

«Senior Secured Loans – 1.12%
Allied Security Holdings Term Tranche Loan 6.75% 2/23/15		147,457	147,457
ATI Holdings Term Tranche Loan 7.00% 2/18/16		50,000	48,250

BWAY Holding Term Tranche Loan B 5.50% 3/28/17		182,857	183,048
Cengage Learning Acquisitions Term Tranche Loan 7.50% 7/7/14		392,162	329,984
Delta Air Lines Term Tranche Loan 8.75% 9/16/13		294,261	296,345
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		104,445	105,065
ICL Industrial Containers Term Loan C 3.75% 6/16/17		17,143	17,161
JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		114,713	114,856
New Development Holdings Term Tranche Loan 7.00% 4/21/17		195,000	193,416
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		205,000	215,660
PQ Term Tranche Loan 6.73% 7/30/15		185,000	168,350
RehabCare Group Term Tranche Loan B 6.00% 11/3/15		89,775	89,450
Rental Services 2nd Lien Term Tranche Loan 3.817% 10/7/13		335,000	306,803
Rockwood Specialties Term Tranche Loan H 6.00% 5/15/14		160,000	160,434
Smurfit-Stone Container Term Tranche Loan 6.75% 1/2/16		100,000	99,896
SunGard Data Systems Term Tranche Loan 6.75% 2/28/14		99,746	99,964
Texas Competitive Electric Term Tranche Loan B2 6.579% 10/10/14		192,123	142,723
Univision Communications Term Tranche Loan B 2.533% 9/29/14		103,170	86,291
Total Senior Secured Loans (cost $2,780,814)			2,805,153

Sovereign Debt – 4.03%Δ
Australia – 0.99%
Australia Government
4.50% 4/15/20	AUD	1,183,000	949,294
6.00% 2/15/17	AUD	560,000	500,150
6.25% 4/15/15	AUD	1,005,000	902,075
Australian Index Linked 3.00% 9/20/25	AUD	157,000	141,729
			2,493,248
Brazil – 0.02%
Federal Republic of Brazil 11.00% 8/17/40	USD	30,000	40,320
			40,320
Canada – 0.70%
Canadian Government 2.50% 6/1/15	CAD	1,780,000	1,685,925
Export Development Canada 2.25% 5/28/15	USD	60,000	60,752
			1,746,677
Colombia – 0.08%
Republic of Colombia 11.75% 2/25/20		138,000	205,620
			205,620
Indonesia – 0.70%
Indonesia Government
9.50% 6/15/15	IDR	2,460,000,000	292,791
10.50% 8/15/30	IDR	2,460,000,000	295,271
10.75% 5/15/16	IDR	3,164,000,000	397,612
11.00% 11/15/20	IDR	3,132,000,000	414,255
12.80% 6/15/21	IDR	2,400,000,000	350,798
			1,750,727
Norway – 1.40%
Eksportfinans
3.00% 11/17/14	USD	200,000	206,173
5.50% 5/25/16		475,000	540,544
#Kommunalbanken 144A 2.75% 5/5/15		250,000	254,767
Norwegian Government Bonds
4.25% 5/19/17	NOK	3,050,000	510,151
4.50% 5/22/19	NOK	7,827,000	1,331,776
5.00% 5/15/15	NOK	3,854,000	660,014
			3,503,425
Republic of Korea – 0.04%
#Korea Expressway 144A 4.50% 3/23/15	USD	100,000	102,577
			102,577
Sweden – 0.10%
Svensk Exportkredit 3.25% 9/16/14		245,000	254,420
			254,420
Total Sovereign Debt (cost $10,017,136)			10,097,014

Supranational Banks – 0.93%
Asian Development Bank
2.75% 5/21/14		360,000	373,660
6.00% 1/20/15	AUD	446,000	381,685
European Bank for Reconstruction & Development
6.75% 5/12/17	RUB	3,000,000	96,121
9.25% 9/10/12	BRL	110,000	60,609
European Investment Bank 9.00% 12/21/18	ZAR	2,300,000	300,027
Inter-American Development Bank 2.25% 7/15/15	USD	160,000	160,946

International Bank for Reconstruction & Development
2.375% 5/26/15		215,000	218,850
3.375% 4/30/15	NOK	1,580,000	245,566
5.75% 10/21/19	AUD	438,000	370,257
Nordic Investment Bank 2.50% 7/15/15		115,000	116,632
Total Supranational Banks (cost $2,365,015)			2,324,353

U.S. Treasury Obligations – 2.45%
U.S. Treasury Bond 4.625% 2/15/40		265,000	297,918
¥U.S. Treasury Inflation Index Note 1.625% 1/15/15		970,479	1,025,675
U.S. Treasury Notes
1.125% 6/15/13		10,000	10,041
1.875% 6/30/15		2,185,000	2,193,707
3.50% 5/15/20		2,495,000	2,611,559
Total U.S. Treasury Obligations (cost $5,996,706)			6,138,900

		Number of
		Shares
Preferred Stock – 0.05%
•PNC Financial Services 8.25%		115,000	119,200
Total Preferred Stock (cost $98,341)			119,200

		Principal
		Amount°
≠Short-Term Investments – 8.84%
Certificate of Deposit – 0.20%
Barclays Bank New York 0.40% 8/18/10	USD	500,000	499,946
			499,946
Discounted Commercial Paper – 0.20%
Medtronic 0.21% 8/10/10		500,000	499,820
			499,820
Discount Notes – 6.61%
Federal Home Loan Bank
0.001% 7/1/10		6,391,520	6,391,520
0.001% 7/6/10		4,793,640	4,793,626
0.01% 7/7/10		538,858	538,857
0.01% 7/15/10		2,362,882	2,362,863
0.05% 7/16/10		2,475,617	2,475,597
			16,562,463
U.S. Treasury Obligations – 1.83%
U.S. Treasury Bills
0.005% 7/1/10		2,808,306	2,808,306
0.045% 7/15/10		1,761,688	1,761,627
			4,569,933
Total Short-Term Investments (cost $22,132,318)			22,132,162

Total Value of Securities Before Securities Lending Collateral – 106.45%
(cost $252,111,607)			266,602,331

		Number of
		Shares
Securities Lending Collateral* – 0.00%
Investment Company
†@Mellon GSL Reinvestment Trust II		50,338	2,139
Total Securities Lending Collateral (cost $50,338)			2,139

Total Value of Securities – 106.45%
(cost $252,161,945)			266,604,470
Obligation to Return Securities Lending Collateral* – (0.02%)			(50,338)
Liabilities Net of Receivables and Other Assets (See Notes) – (6.43%)z			(16,103,633)
Net Assets Applicable to 26,353,097 Shares Outstanding – 100.00%			$250,450,499

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit

GBP – British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar
ZAR – South African Rand

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.
fStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.
zOf this amount, $6,097,969 represents receivable for securities sold and cash, and $24,216,735 represents payable for securities purchased as of June 30, 2010.
¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $17,147,465, which represented 6.85% of Fund’s net assets. See Note 5 in “Notes.”
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $776,648, which represented 0.31% of the Fund’s net assets. See Note 5 in "Notes."
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2010, the aggregate amount of the restricted securities was $0 which represents 0.00% of the Fund’s net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
±Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $29,028,973 which represented 11.59% the Fund’s net assets. See Note 1 in "Notes."
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
×Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
*See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GDR – Global Depositary Receipts
GSMPS – Goldman Sachs Reperforming Mortgage Securities Inc.
MASTR – Mortgage Asset Securitization Transactions Inc.
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – year

1The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(1,492,852)	USD	1,287,839	7/2/10	$37,017
AUD	(1,177,557)	USD	1,019,928	8/3/10	33,284
AUD	(956,241)	USD	827,330	8/3/10	26,121
AUD	(415,925)	USD	359,030	8/3/10	10,538
AUD	(24,990)	USD	21,266	7/2/10	246
BRL	(39,289)	USD	21,761	8/2/10	235
BRL	1,884,062	USD	(1,042,646)	8/3/10	(10,785)
CAD	(556,429)	USD	533,358	8/3/10	10,749
CAD	(279,304)	USD	266,830	8/3/10	4,501
CAD	(34,587)	USD	32,781	7/2/10	290
CAD	151,924	USD	(145,626)	8/3/10	(2,935)
CAD	620,318	USD	(593,964)	8/3/10	(11,348)
CHF	184,601	USD	(170,737)	7/1/10	533
EUR	(1,706,487)	USD	2,101,372	8/3/10	14,067
EUR	(393,792)	USD	487,511	8/3/10	5,840
EUR	(175,382)	USD	213,265	7/2/10	(1,221)
EUR	(143,536)	USD	176,727	8/3/10	1,160
EUR	(22,487)	USD	27,714	8/3/10	209
EUR	316,046	USD	(386,676)	7/1/10	(166)
GBP	(590,425)	USD	884,124	8/3/10	2,168
GBP	(453,326)	USD	679,513	8/3/10	2,351
GBP	(54,695)	USD	82,228	7/2/10	525
GBP	329	USD	(495)	7/1/10	(4)
HKD	3,869,852	USD	(497,144)	7/2/10	(186)
IDR	(978,574,000)	USD	107,124	8/3/10	(267)
INR	34,101,775	USD	(733,000)	10/20/10	(7,514)
JPY	(7,566,116)	USD	85,079	7/2/10	(523)
JPY	237,330	USD	(3,000)	7/2/10	(315)
MXN	(43,841)	USD	3,431	8/3/10	53
MYR	(1,200,958)	USD	369,912	8/3/10	(847)
MYR	2,834,833	USD	(875,084)	8/3/10	85
NOK	(6,548,818)	USD	1,012,869	8/3/10	8,318
NOK	(4,573,770)	USD	702,522	8/3/10	932
NOK	324,201	USD	(47,692)	8/3/10	2,038
NOK	427,216	USD	(65,615)	8/3/10	(82)
PLN	(422,906)	USD	125,659	7/1/10	998
RUB	(11,167,155)	USD	358,853	8/3/10	2,931
SEK	(94,473)	USD	12,061	7/2/10	(59)
SGD	(29,031)	USD	20,679	7/2/10	(65)
ZAR	(2,549,575)	USD	331,846	8/3/10	1,727
					$130,599

Financial Futures Contracts

				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
18 U.S. Treasury 5 yr Notes	$2,107,023	$2,130,328	9/30/10	$23,305
21 U.S. Treasury 10 yr Notes	2,554,539	2,573,484	9/30/10	18,946
6 U.S. Ultra Bond	805,156	814,875	9/21/10	9,718
	$5,466,718	$5,518,687		$51,969

Swap Contracts
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America Securities
CDX High Yield 14	$840,000	5.00%	6/20/15	$(6,430)
Barclays
CDX Emerging Markets 13	347,000	5.00%	6/20/15	2,042
CDX High Yield 14	917,000	5.00%	6/20/15	17,206
ITRAXX Europe Subordinate Financials
13.1 5 yr CDS	1,200,000	1.00%	6/20/15	18,479
Kingdom of Spain 5 yr CDS	730,000	1.00%	3/20/15	38,301
Citigroup Global Markets
CDX High Yield 14	1,010,000	5.00%	6/20/15	9,704
Goldman
CDX High Yield 14	962,000	5.00%	6/20/15	20,850
JPMorgan Chase
CDX Emerging Markets 13	454,000	5.00%	6/20/15	6,607
CDX High Yield 14	541,000	5.00%	6/20/15	12,015
ITRAXX Europe Subordinate Financials
13.1 5 yr CDS	1,130,000	1.00%	6/20/15	(13,763)
Portuguese Republic 5 yr CDS	330,000	1.00%	6/20/15	21,153
Morgan Stanley
CDX High Yield 14	515,000	5.00%	6/20/15	(2,172)
	$8,976,000			$123,992
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$95,000	5.00%	9/20/14	$(515)
	$95,000			$(515)
Total				$123,477

The use of foreign currency exchange contracts, financial futures contracts and CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 2006 - September 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$253,997,500
Aggregate unrealized appreciation	$20,385,487
Aggregate unrealized depreciation	(7,778,517)
Net unrealized appreciation	$12,606,970

For federal income tax purposes, at September 30, 2009, capital loss carryforwards of $28,735,781 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $5,781,908 expires in 2010, $15,238,804 expires in 2015, $7,346,198 expires in 2016 and $368,871 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$28,429,910	$311,921	$28,741,831
Common Stock	86,410,086	29,113,376	-	115,523,462
Corporate Debt	-	59,603,639	254,024	59,857,663
Foreign Debt	-	13,481,848	317,676	13,799,524
Investment Companies	19,903,384	-	-	13,903,384
Municipal Bonds	-	386,205	-	386,205
U.S. Treasury Obligations	6,138,900	-	-	6,138,900
Short-Term	-	22,132,162	-	22,132,162
Security Lending Collateral	-	-	2,139	2,139
Preferred Stock	-	119,200	-	119,200
Total	$112,452,370	$153,266,340	$885,760	$266,604,470

Foreign Currency Exchange Contracts	$-	$130,599	$-	$130,599
Financial Futures Contracts	$-	$51,969	$-	$51,969
Swap Contracts	$-	$123,477	$-	$123,477

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending
	Securities	Debt	Debt	Collateral	Total
Balance as of 9/30/09	$1,062,375	$-	$283,696	$5	$1,346,076
Net realized gain (loss)	(99,339)	-	21,017	-	(78,322)
Purchases	134,999	258,331	322,221	-	715,551
Sales	(385,839)	(63)	(256,633)	-	(642,535)
Transfer into Level 3	-	200,000	-	-	200,000
Transfer out of Level 3	(549,819)	-	-	-	(549,819)
Net change in unrealized
appreciation/depreciation	149,544	(204,244)	(52,625)	2,134	(105,191)
Balance as of 6/30/10	$311,921	$254,024	$317,676	$2,139	$885,760

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$6,530	$(204,244)	$(4,545)	$2,134	$(200,125)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use financial futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2010, the aggregate unrealized appreciation of credit default swaps was $123,477. The Fund had posted $159,537 as collateral, net of collateral received, for certain open derivatives, which is presented as restricted cash on the schedule of investments. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2010, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $8,881,000 less the value of the contracts' related reference obligations.

As disclosed in the footnotes to the schedule of investments, at June 30, 2010, the notional value of the protection sold was $95,000, which reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2010, the net unrealized depreciation of the protection sold was $515.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign currency exchange contracts (Forward Currency Contracts)	Receivables and other assets net of liabilities	$161,449	Liabilities net of receivables and other assets	$(30,850)
Interest rate contracts (Futures)	Receivables and other assets net of liabilities	51,969	Liabilities net of receivables and other assets	-
Credit contracts (Swaps)	Receivables and other assets net of liabilities	132,078	Liabilities net of receivables and other assets	(8,601)
Total		$345,496		$(39,451)

The effect of derivative instruments on the statement of operations for the period ended June 30, 2010 was as follows:

			Change in Unrealized
			Appreciation or
		Realized Gain or Loss	Depreciation on
	Location of Gain or Loss on	on Derivatives	Derivatives Recognized
	Derivatives Recognized in Income	Recognized in Income	in Income
Foreign currency exchange contracts (Forward Currency Contracts)	Net realized loss on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies	$(50,216)	$117,252
Interest rate contracts (Futures)	Net realized gain on futures contracts/net change in unrealized appreciation/depreciation of Investments and foreign currencies	266,177	65,227
Credit contracts (Swaps)	Net realized loss on swap contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	(126,883)	120,442
Total		$89,078	$302,921

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and are subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Conservative Allocation Fund

June 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 29.87%
U.S. Markets – 17.87%
Consumer Discretionary – 1.97%
†AFC Enterprises	1,055	$9,601
†Bally Technologies	1,190	38,544
Big 5 Sporting Goods	600	7,884
†Buffalo Wild Wings	360	13,169
†Carmike Cinemas	705	4,272
†CEC Entertainment	270	9,520
†Citi Trends	425	14,000
CKE Restaurants	815	10,212
†Collective Brands	640	10,112
Comcast Class A	6,600	114,642
Cooper Tire & Rubber	395	7,703
†DG FastChannel	270	8,797
†DIRECTV Group	450	15,264
†DSW Class A	510	11,455
†Ford Motor	2,510	25,301
†G-III Apparel Group	630	14,421
Guess	1,210	37,800
†Gymboree	325	13,881
†Iconix Brand Group	845	12,143
†Jack in the Box	730	14,199
Jarden	1,590	42,723
†Jo-Ann Stores	355	13,316
Jones Apparel Group	765	12,125
†Jos. A Bank Clothiers	175	9,448
†Kohl's	730	34,675
†Lincoln Educational Services	535	11,016
Lowe's	10,100	206,241
McDonald's	970	63,894
Meredith	995	30,974
†Mobile Mini	507	8,254
National CineMedia	630	10,496
NIKE Class B	2,300	155,364
Nordstrom	820	26,396
†Perry Ellis International	570	11,514
Phillips-Van Heusen	1,020	47,195
†Prestige Brands Holdings	1,315	9,310
†Shuffle Master	1,370	10,974
Staples	6,700	127,634
Starbucks	1,340	32,562
†Steven Madden	380	11,978
Tanger Factory Outlet Centers	375	15,518
†Tenneco	565	11,899
Time Warner Cable	950	49,476
Tractor Supply	250	15,243
†Ulta Salon Cosmetics & Fragrance	660	15,616
†Urban Outfitters	1,300	44,707
Viacom Class B	1,540	48,310
Wal-Mart Stores	680	32,688
†WMS Industries	880	34,540
		1,537,006
Consumer Staples – 1.63%
Archer-Daniels-Midland	7,350	189,776
Bunge	1,675	82,393
Casey's General Stores	465	16,229
Coca-Cola	290	14,535
Colgate-Palmolive	510	40,168
CVS Caremark	4,890	143,375
J&J Snack Foods	310	13,051
Kimberly-Clark	2,100	127,323
Kraft Foods Class A	4,173	116,844
PepsiCo	1,290	78,626
Procter & Gamble	3,770	226,124
Safeway	5,500	108,130
†Susser Holdings	1,230	14,502
Walgreen	3,600	96,120
		1,267,196
Energy – 1.63%
Berry Petroleum Class A	510	13,117
†Bristow Group	355	10,437
†Carrizo Oil & Gas	570	8,852

Chevron	2,260	153,364
ConocoPhillips	3,110	152,670
EOG Resources	2,220	218,381
EQT	420	15,179
Exxon Mobil	2,580	147,241
†Key Energy Services	1,260	11,567
Lufkin Industries	540	21,055
Marathon Oil	3,900	121,251
National Oilwell Varco	3,710	122,690
Occidental Petroleum	860	66,349
Penn Virginia	395	7,943
†Pioneer Drilling	1,160	6,577
†Rosetta Resources	630	12,480
Schlumberger	979	54,178
†Swift Energy	425	11,437
†Willbros Group	825	6,105
Williams	5,800	106,024
		1,266,897
Financials – 2.18%
AFLAC	1,090	46,510
Allstate	3,800	109,174
American Equity Investment Life Holding	1,225	12,642
AmTrust Financial Services	670	8,067
Apollo Investment	1,375	12,829
Ares Capital	815	10,212
Bank of America	6,640	95,417
Bank of New York Mellon	11,080	273,565
BioMed Realty Trust	850	13,677
Boston Private Financial Holdings	1,925	12,378
Capital One Financial	510	20,553
City Holding	360	10,037
CME Group	500	140,775
Delphi Financial Group	535	13,059
Dime Community Bancshares	1,110	13,686
DuPont Fabros Technology	515	12,648
EastGroup Properties	355	12,631
Entertainment Properties Trust	360	13,705
First Mercury Financial	640	6,771
Flushing Financial	845	10,334
GFI Group	1,420	7,924
@Harleysville Group	360	11,171
Home Properties	315	14,197
Host Hotels & Resorts	1,998	26,933
@Independent Bank	375	9,255
†IntercontinentalExchange	1,500	169,545
JPMorgan Chase	2,600	95,186
†optionsXpress Holdings	845	13,300
Park National	160	10,406
†Piper Jaffray	330	10,633
†ProAssurance	245	13,906
Prosperity Bancshares	370	12,858
Provident Financial Services	945	11,047
Prudential Financial	970	52,050
Sovran Self Storage	395	13,600
TCF Financial	1,090	18,105
†TD Ameritrade Holding	1,930	29,529
†Texas Capital Bancshares	590	9,676
Torchmark	860	42,579
Travelers	3,250	160,063
Trustmark	605	12,596
Univest Corporation of Pennsylvania	270	4,676
Webster Financial	635	11,392
Wells Fargo	3,430	87,808
		1,697,105
Health Care – 2.67%
Abbott Laboratories	910	42,570
†Acorda Therapeutics	290	9,022
†Affymetrix	1,160	6,844
†Air Methods	235	6,991
†Align Technology	975	14,498
†Alkermes	1,235	15,376
Allergan	3,250	189,344
†Alliance HealthCare Services	2,937	11,865
†Amgen	920	48,392
†AMN Healthcare Services	1,025	7,667
Bristol-Myers Squibb	5,000	124,700
Cardinal Health	3,600	120,996
†Catalyst Health Solutions	380	13,110
†Celera	1,420	9,301
†Celgene	430	21,853
†Conmed	650	12,110
†CryoLife	1,235	6,657
†Express Scripts	1,180	55,484

†Gen-Probe	530	24,073
†Gilead Sciences	4,880	167,286
†Inspire Pharmaceuticals	1,500	7,485
Johnson & Johnson	2,350	138,791
†Martek Biosciences	430	10,195
†Medco Health Solutions	3,300	181,764
Merck	5,900	206,322
†Merit Medical Systems	825	13,258
†Odyssey HealthCare	380	10,154
†ONYX Pharmaceuticals	635	13,710
Pfizer	13,427	191,468
†PharMerica	725	10,629
Quest Diagnostics	2,200	109,494
†Quidel	885	11,231
†Regeneron Pharmaceuticals	580	12,946
†Res-Care	640	6,182
†SonoSite	460	12,471
†Sun Healthcare Group	1,215	9,817
†Thermo Fisher Scientific	680	33,354
UnitedHealth Group	5,755	163,442
†Vertex Pharmaceuticals	560	18,424
West Pharmaceutical Services	350	12,772
		2,082,048
Industrials – 1.55%
AAON	465	10,839
Acuity Brands	350	12,733
†Alaska Air Group	965	43,377
Applied Industrial Technologies	525	13,293
Barnes Group	635	10,408
Caterpillar	370	22,226
†Chart Industries	605	9,426
†Columbus McKinnon	725	10,128
†CRA International	310	5,837
Deere	440	24,499
Diamond Management & Technology Consultants	690	7,114
Ducommun	340	5,814
ESCO Technologies	175	4,506
†Esterline Technologies	290	13,761
Expeditors International Washington	3,300	113,883
Fluor	630	26,775
General Electric	3,480	50,182
†Gibraltar Industries	1,030	10,403
Goodrich	500	33,125
Granite Construction	205	4,834
Honeywell International	1,130	44,104
†Hub Group Class A	590	17,706
†Kadant	485	8,449
†Kforce	975	12,431
Koppers Holdings	440	9,891
Lincoln Electric Holdings	610	31,104
Lockheed Martin	490	36,505
Manpower	660	28,499
McGrath RentCorp	290	6,606
†Metalico	2,310	9,194
†MYR Group/Delaware	415	6,926
Norfolk Southern	870	46,154
Northrop Grumman	2,590	140,999
Republic Services	720	21,406
Rockwell Collins	450	23,909
Roper Industries	450	25,182
†Tetra Tech	415	8,138
†Titan Machinery	565	7,418
Triumph Group	230	15,325
†Tutor Perini	340	5,603
Union Pacific	650	45,182
†United Stationers	295	16,069
United Technologies	1,040	67,506
†URS	510	20,069
US Ecology	640	9,325
Waste Management	3,600	112,644
		1,209,507
Information Technology – 4.59%
†Adobe Systems	3,700	97,791
†Amkor Technology	1,795	9,890
†Anixter International	275	11,715
†Apple	1,625	408,735
†Applied Micro Circuits	1,000	10,480
†Atheros Communications	470	12,944
†Cisco Systems	4,040	86,092
†EMC Massachusetts	3,220	58,926
Expedia	560	10,517
†FARO Technologies	620	11,600
†Google Class A	575	255,845

Hewlett-Packard	1,770	76,606
iGate	1,140	14,615
Intel	8,800	171,159
International Business Machines	1,270	156,820
†Intuit	5,300	184,280
†IPG Photonics	500	7,615
†IXYS	1,200	10,608
†j2 Global Communications	590	12,886
†JDA Software Group	525	11,540
†Lawson Software	1,905	13,907
†Liquidity Services	735	9,526
MasterCard Class A	800	159,624
†McAfee	820	25,190
†MEMC Electronic Materials	3,800	37,544
Microsoft	4,870	112,059
†Motorola	17,800	116,056
†NetAPP	1,310	48,876
†NETGEAR	580	10,347
†NIC	1,390	8,910
†Nuance Communications	1,290	19,286
†ON Semiconductor	2,050	13,079
†priceline.com	825	145,646
†Progress Software	535	16,066
QUALCOMM	6,880	225,938
Quality Systems	255	14,787
†QuinStreet	650	7,482
†Rackspace Hosting	550	10,087
†Radiant Systems	880	12,725
†RightNow Technologies	675	10,591
†Rofin-Sinar Technologies	330	6,871
†SAVVIS	670	9,883
†Semtech	565	9,249
†SolarWinds	565	9,063
†SS&C Technologies Holdings	315	5,049
†Symantec	9,450	131,166
†Synaptics	485	13,338
†Tekelec	970	12,843
†TeleTech Holdings	675	8,701
†Teradata	4,200	128,016
†ValueClick	1,175	12,561
†VeriSign	6,300	167,265
†ViaSat	390	12,698
Visa Class A	3,100	219,324
†Vocus	735	11,231
Xerox	12,300	98,892
†Yahoo	6,000	82,980
		3,577,520
Materials – 0.50%
AK Steel Holding	1,200	14,304
Alcoa	3,820	38,429
Cliffs Natural Resources	440	20,750
Dow Chemical	1,520	36,054
duPont (E.I.) deNemours	3,100	107,229
†KapStone Paper & Packaging	1,125	12,533
†Owens-Illinois	1,300	34,385
Rock-Tenn Class A	355	17,633
†Rockwood Holdings	580	13,160
Schulman (A.)	505	9,575
Silgan Holdings	390	11,068
†Spartech	985	10,096
Temple-Inland	1,210	25,011
United States Steel	920	35,466
		385,693
Telecommunications – 0.70%
Alaska Communications Systems Group	1,185	10,061
†Arris Group	990	10,088
AT&T	5,560	134,496
Atlantic Tele-Network	135	5,576
†Crown Castle International	5,200	193,752
†GeoEye	200	6,228
†Knology	725	7,924
NTELOS Holdings	630	10,836
Plantronics	295	8,437
Qwest Communications International	6,890	36,173
Verizon Communications	4,300	120,486
		544,057
Utilities – 0.45%
American Electric Power	1,090	35,207
Edison International	3,700	117,364
MDU Resources Group	1,270	22,898
NorthWestern	440	11,528
†NRG Energy	1,350	28,634
Otter Tail	355	6,862

Progress Energy	3,123	122,484
Unitil	345	7,214
		352,191
Total U.S. Markets (cost $13,923,050)		13,919,220

§Developed Markets – 7.47%
Consumer Discretionary – 1.43%
†Autoliv	2,000	95,700
±Bayerische Motoren Werke	2,982	145,155
±Don Quijote	4,800	128,730
±Esprit Holdings	8,731	46,896
±PPR	803	99,759
±Publicis Groupe	2,861	114,134
±Round One	7,900	43,448
±Techtronic Industries	136,500	106,354
±Toyota Motor	3,399	116,818
±Vivendi	5,617	114,159
±Yue Yuen Industrial Holdings	33,000	102,424
		1,113,577
Consumer Staples – 0.82%
±Chaoda Modern Agriculture Holdings	164,000	159,931
±Coca-Cola Amatil	12,782	127,923
±Greggs	15,352	104,799
±Metro	2,188	111,791
±Parmalat	57,404	133,437
		637,881
Energy – 0.31%
±CNOOC	90,000	152,966
†Nabors Industries	1,115	19,646
Noble	580	17,928
±Total	1,086	48,482
		239,022
Financials – 0.98%
Alterra Capital Holdings	550	10,329
Aspen Insurance Holdings	760	18,802
±AXA	6,615	101,066
±Banco Santander	12,677	132,944
±Franshion Properties China	38,000	10,447
±Mitsubishi UFJ Financial Group	26,881	122,093
±Nordea Bank	12,589	103,842
±Standard Charter	5,525	134,550
±UniCredit	60,005	132,744
		766,817
Health Care – 0.61%
±AstraZeneca	1,212	57,138
†Eurand	1,400	13,566
±Novartis	2,568	124,453
Novo Nordisk ADR	2,100	170,142
±Sanofi-Aventis	1,766	106,370
		471,669
Industrials – 1.63%
±Alstom	2,626	118,908
±Asahi Glass	10,000	93,925
±Cie de Saint-Gobain	2,420	90,188
±Deutsche Post	7,648	111,797
±Finmeccanica	10,021	103,891
†Flextronics International	900	5,040
±ITOCHU	16,237	126,968
±Koninklijke Philips Electronics	4,404	131,522
±Singapore Airlines	11,117	115,257
±Teleperformance	4,605	115,039
±Tianjin Development Holdings	20,000	12,163
±Tomkins	38,894	130,605
±Vallourec	672	115,871
		1,271,174
Information Technology – 0.50%
Accenture Class A	683	26,398
†CGI Group Class A	18,520	275,581
±Nokia	10,576	86,210
		388,189
Materials – 0.61%
Agrium	900	44,046
Alumina ADR	2,600	13,078
†Anglo American ADR	900	15,825
±ArcelorMittal	2,330	62,500
±Lafarge	1,922	104,811
±Rexam	27,548	123,983
Syngenta ADR	2,400	110,040
		474,283
Telecommunications – 0.46%
China Mobile ADR	1,700	83,997
±Telstra	20,140	54,870
TELUS	4,187	158,001

±Vodafone Group	31,599	65,096
		361,964
Utilities – 0.12%
±National Grid	12,461	90,978
		90,978
Total Developed Markets (cost $5,838,921)		5,815,554

XEmerging Markets – 4.53%
Consumer Discretionary – 0.13%
†Focus Media Holding ADR	1,275	19,801
Grupo Televisa ADR	1,725	30,032
Santos Brasil Participacoes	2,400	19,945
±†Turk Sise ve Cam Fabrikalari	13,749	15,014
Wal-Mart de Mexico Series V	6,775	15,010
		99,802
Consumer Staples – 0.26%
Brazil Foods ADR	2,700	35,802
@Cresud ADR	2,690	32,657
Fomento Economico Mexicano ADR	500	21,575
±KT&G	240	11,786
±Lotte Chilsung Beverage	63	40,841
±Lotte Confectionery	27	28,155
±Tingyi Cayman Islands Holding	3,908	9,581
±Tsingtao Brewery	2,004	9,361
Wimm-Bill-Dann Foods ADR	900	16,020
		205,778
Energy – 0.60%
China Petroleum & Chemical ADR	125	10,064
Gazprom ADR	3,480	66,572
LUKOIL ADR (London International Exchange)	400	20,600
PetroChina ADR	275	30,176
Petroleo Brasileiro SA ADR	1,700	58,344
Petroleo Brasileiro SP ADR	3,500	104,300
±Polski Koncern Naftowy Orlen	1,660	17,195
PTT	3,006	22,830
@PTT Exploration & Production	2,364	10,473
#Reliance Industries GDR 144A	1,070	49,969
†Rosneft Oil GDR	5,000	30,500
Sasol ADR	800	28,216
±Tambang Batubara Bukit Asam	8,500	16,041
		465,280
Financials – 0.94%
±ABSA Group	963	15,165
±Akbank	3,085	14,775
Banco Bradesco ADR	1,650	26,169
Banco Santander Brasil ADR	4,900	50,617
±Bangkok Bank	4,795	18,327
±Bank of China	73,000	36,828
±Cathay Financial Holding	13,000	19,146
±China Construction Bank	44,000	35,419
Credicorp	200	18,178
Cyrela Brazil Realty	1,892	20,587
±†Fubon Financial Holding	24,000	26,540
†Grupo Financiero Galicia ADR	5,300	30,210
±Hong Leong Bank	6,200	16,386
±Industrial & Commercial Bank of China	50,200	36,487
@IRSA Inversiones y Representaciones ADR	1,200	12,528
KB Financial Group ADR	1,927	73,014
±KLCC Property Holdings	17,500	16,573
±Malayan Banking	15,034	34,989
±OTP Bank	513	10,344
±†Powszechny Zaklad Ubezpieczen	442	45,605
±Samsung Life Insurance	340	28,768
@Sberbank	23,496	57,330
±Shanghai Forte Land	50,000	13,124
±Standard Bank Group	2,334	30,946
±Turkiye Is Bankasi Class C	3,882	12,013
±†UEM Land Holdings	51,552	23,067
VTB Bank GDR	2,300	11,250
		734,385
Health Care – 0.02%
†Hypermarcas	1,300	16,673
		16,673
Industrials – 0.20%
All America Latina Logistica	1,800	14,071
†Empresas ADR	2,000	18,760
±Fosun International	35,075	24,492
Guangshen Railway ADR	1,500	25,860
†Hollysys Automation Technologies	2,000	18,020
±LG Electronics	293	22,257
±Siam Cement NVDR	1,500	12,014
±United Tractors	10,022	20,553
		156,027

Information Technology – 0.85%
†AsiaInfo Holdings		1,500	32,790
±†Hon Hai Precision Industry		7,000	24,427
±HTC		11,000	145,432
LG Display ADR		1,000	16,100
±Samsung Electronics		145	90,851
†Shanda Games ADR		3,000	17,430
†Shanda Interactive Entertainment ADR		1,500	59,505
†Sina		500	17,630
†Sohu.com		3,600	147,924
±Taiwan Semiconductor Manufacturing		16,034	29,835
Taiwan Semiconductor Manufacturing ADR		3,500	34,160
±United Microelectronics		100,000	43,817
			659,901
Materials – 0.59%
±Anglo Platinum		224	21,129
±ArcelorMittal South Africa		2,993	29,472
Braskem ADR		2,000	28,300
Cemex ADR		5,347	51,704
Cia de Minas Buenaventura ADR		600	23,064
†Fibria Celulose ADR		1,537	22,748
±Impala Platinum Holdings		773	17,988
±Israel Chemicals		1,411	14,698
MMC Norilsk Nickel ADR		1,172	17,280
POSCO ADR		325	30,654
Vale ADR		8,225	200,279
			457,316
Telecommunications – 0.69%
America Movil ADR		350	16,625
China Unicom Hong Kong ADR		3,408	45,326
Chunghwa Telecom ADR		6,363	125,287
±†Foxconn International Holdings		21,000	13,595
KT ADR		2,500	47,925
±LG Telecom		4,530	28,219
±MTN Group		3,121	40,895
SK Telecom ADR		5,900	86,907
Turkcell Iletisim Hizmet ADR		2,300	29,854
Vivo Participacoes ADR		1,000	25,920
±Vodacom Group		10,139	77,093
			537,646
Utilities – 0.25%
Centrais Eletricas Brasileiras ADR		5,800	77,488
±Datang International Power Generation		46,405	18,717
±Huadian Power International		76,000	18,392
Huaneng Power International ADR		2,050	48,237
Light		1,600	18,659
±†Polska Grupa Energetyczna		2,278	14,027
			195,520
Total Emerging Markets (cost $3,595,056)			3,528,328
Total Common Stock (cost $23,357,027)			23,263,102

Convertible Preferred Stock – 0.00%
Merck 6.00% exercise price $77.92, expiration date 8/13/10		4	1,000
Total Convertible Preferred Stock (cost $1,040)			1,000

Exchange-Traded Fund – 5.26%
iShares MSCI EAFE Growth Index		85,210	4,096,045
Total Exchange-Traded Fund (cost $4,639,786)			4,096,045

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.44%
Fannie Mae REMICs Series 2003-32 PH 5.50% 3/25/32	USD	149,866	158,318
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22		165,000	183,870
Total Agency Collateralized Mortgage Obligations (cost $307,256)			342,188

Agency Mortgage-Backed Securities – 8.75%
Fannie Mae S.F. 15 yr
4.50% 8/1/23		388,212	410,697
5.00% 9/1/18		62,623	67,354
5.50% 7/1/22		82,957	89,782
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/25		530,000	550,538
4.50% 7/1/25		270,000	284,808
5.50% 7/1/25		395,000	426,662
Fannie Mae S.F. 20 yr 5.50% 8/1/28		159,599	171,897
Fannie Mae S.F. 30 yr
4.50% 6/1/38		145,535	151,157
5.00% 12/1/36		701,416	744,517
6.50% 2/1/36		37,767	41,898
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/40		505,000	511,391
4.50% 7/1/40		130,000	134,733
5.00% 7/1/40		1,130,000	1,195,504
6.00% 7/1/40		530,000	574,801

Freddie Mac S.F. 30 yr TBA
5.50% 7/1/40	540,000	579,403
6.00% 7/1/40	560,000	607,775
6.50% 7/1/40	245,000	268,543
Total Agency Mortgage-Backed Securities (cost $6,672,734)		6,811,460

Commercial Mortgage-Backed Securities – 2.67%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	70,000	75,321
Series 2007-1A D 5.957% 4/15/37	25,000	26,298
Bank of America Commercial Mortgage Securities
Series 2004-4 A4 4.502% 7/10/42	225,000	227,544
•Series 2005-1 A5 5.147% 11/10/42	35,000	37,102
Series 2006-4 A4 5.634% 7/10/46	50,000	51,386
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41	90,000	96,264
•Series 2005-PW10 A4 5.405% 12/11/40	85,000	89,349
•Series 2005-T20 A4A 5.149% 10/12/42	60,000	64,141
•Series 2006-PW12 A4 5.723% 9/11/38	25,000	26,825
Series 2007-PW15 A4 5.331% 2/11/44	35,000	34,292
•wCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	50,000	52,533
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	225,000	238,174
•Series 2004-GG2 A6 5.396% 8/10/38	55,000	58,015
Series 2005-GG4 A4 4.761% 7/10/39	250,000	253,922
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	51,728
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	25,000	26,724
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.195% 12/15/44	50,000	53,185
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	75,000	76,772
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	275,000	289,224
Series 2007-T27 A4 5.649% 6/11/42	140,000	146,662
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	100,430
Total Commercial Mortgage-Backed Securities (cost $1,843,994)		2,075,891

Convertible Bonds – 1.21%
Aerospace & Defense – 0.05%
L-3 Communications Holdings 3.00% exercise price $98.94, expiration date 8/1/35	38,000	38,190
		38,190
Automobiles & Automotive Parts – 0.02%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	20,000	15,600
		15,600
Banking, Finance & Insurance – 0.05%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	27,000	25,447
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	15,000	15,263
		40,710
Basic Materials – 0.12%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	64,000	66,480
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	29,000	29,834
		96,314
Computers & Technology – 0.03%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	5,000	4,675
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	25,000	22,344
		27,019
Electronics & Electrical Equipment – 0.13%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	35,000	33,425
Intel 2.95% exercise price $31.14, expiration date 12/15/35	25,000	23,875
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	42,000	41,318
		98,618
Energy – 0.23%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	106,000	76,982
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	95,000	84,787
1.625% exercise price $168.61, expiration date 12/15/37	15,000	14,606
		176,375
Health Care & Pharmaceuticals – 0.11%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	59,000	50,519
LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25	40,000	37,650
		88,169
Leisure, Lodging & Entertainment – 0.06%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	25,000	26,188
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	21,000	23,100
		49,288
Real Estate – 0.18%
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	12,000	17,198
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	30,000	32,100
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	30,000	30,148
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	55,000	57,680
		137,126

Telecommunications – 0.19%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13		28,000	26,634
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		65,000	54,762
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		9,000	8,663
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		20,000	18,975
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		13,000	16,673
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		26,000	23,628
			149,335
Transportation – 0.04%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		35,000	28,219
			28,219
Total Convertible Bonds (cost $878,363)			944,963

Corporate Bonds – 28.05%
Banking – 2.72%
Bank of New York Mellon 4.95% 3/15/15		60,000	64,906
BB&T 5.25% 11/1/19		160,000	165,565
•BB&T Capital Trust IV 6.82% 6/12/57		80,000	73,100
JPMorgan Chase 7.00% 6/28/17	RUB	4,000,000	121,053
JPMorgan Chase Capital XXV 6.80% 10/1/37	USD	160,000	158,625
Korea Development Bank 8.00% 1/23/14		200,000	227,838
PNC Funding
5.125% 2/8/20		90,000	93,761
5.25% 11/15/15		50,000	53,291
5.625% 2/1/17		165,000	175,780
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	73,376
•#Rabobank Nederland 144A 11.00% 12/29/49		165,000	204,348
Regions Financial
5.75% 6/15/15		50,000	49,737
7.75% 11/10/14		100,000	105,591
Rentenbank 6.00% 7/15/14	AUD	47,000	40,228
•USB Capital IX 6.189% 4/15/49	USD	220,000	160,886
Wachovia
5.25% 8/1/14		20,000	21,199
5.625% 10/15/16		155,000	167,508
•Wells Fargo Capital XIII 7.70% 12/29/49		110,000	111,650
Zions Bancorporation
5.65% 5/15/14		5,000	4,722
7.75% 9/23/14		45,000	45,895
			2,119,059
Basic Industry – 2.02%
#Algoma Acquisition 144A 9.875% 6/15/15		40,000	34,200
ArcelorMittal 9.85% 6/1/19		60,000	75,096
Century Aluminum 8.00% 5/15/14		55,300	52,397
CF Industries 7.125% 5/1/20		35,000	35,963
Compass Minerals International 8.00% 6/1/19		25,000	25,672
Cytec Industries 8.95% 7/1/17		115,000	140,697
Dow Chemical 8.55% 5/15/19		130,000	159,392
#Essar Steel Algoma 144A 9.375% 3/15/15		5,000	4,775
#FMG Finance 144A 10.625% 9/1/16		100,000	110,500
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		30,000	33,043
#Georgia-Pacific 144A 8.25% 5/1/16		15,000	16,069
Hexion U.S. Nova Scotia/Finance
8.875% 2/1/18		30,000	27,225
9.75% 11/15/14		40,000	38,000
International Paper 9.375% 5/15/19		185,000	239,326
#MacDermid 144A 9.50% 4/15/17		35,000	35,175
#NewPage 144A 11.375% 12/31/14		35,000	31,938
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15		31,740	24,598
Novelis 11.50% 2/15/15		25,000	26,250
Reliance Steel & Aluminum 6.85% 11/15/36		45,000	43,740
Rio Tinto Finance USA 9.00% 5/1/19		45,000	59,148
Ryerson 12.00% 11/1/15		45,000	46,238
Teck Resources
9.75% 5/15/14		165,000	195,159
10.25% 5/15/16		15,000	17,720
Vale Overseas
6.875% 11/21/36		59,000	61,656
6.875% 11/10/39		40,000	41,988
			1,575,965
Brokerage – 0.83%
Bear Stearns
•5.267% 12/7/12	AUD	190,000	156,490
6.40% 10/2/17	USD	40,000	44,495
E TRADE Financial PIK 12.50% 11/30/17		57,000	60,848
Goldman Sachs Group 5.375% 3/15/20		165,000	163,343
Jefferies Group
6.25% 1/15/36		10,000	8,977
6.45% 6/8/27		110,000	103,891
Lazard Group
6.85% 6/15/17		39,000	39,549
7.125% 5/15/15		63,000	66,420
			644,013

Capital Goods – 1.50%
Allied Waste North America
6.875% 6/1/17	55,000	60,033
7.125% 5/15/16	95,000	102,010
AMH Holdings 11.25% 3/1/14	20,000	20,500
#BAE Systems Holdings 144A 4.95% 6/1/14	10,000	10,858
#BWAY 144A 10.00% 6/15/18	20,000	20,950
Case New Holland 7.75% 9/1/13	20,000	20,550
Casella Waste Systems
9.75% 2/1/13	45,000	45,225
11.00% 7/15/14	10,000	10,850
Intertape Polymer 8.50% 8/1/14	20,000	16,300
Jabil Circuit 7.75% 7/15/16	5,000	5,250
L-3 Communications
4.75% 7/15/20	95,000	95,920
6.125% 7/15/13	40,000	40,500
#Meccanica Holdings USA 144A 6.25% 7/15/19	100,000	106,906
#Plastipak Holdings 144A 10.625% 8/15/19	20,000	22,300
#Ply Gem Industries 144A 13.125% 7/15/14	50,000	50,875
Pregis 12.375% 10/15/13	59,000	58,631
RBS Global/Rexnord 11.75% 8/1/16	40,000	41,900
Sanmina-SCI 8.125% 3/1/16	50,000	49,500
Smurfit Kappa Funding 7.75% 4/1/15	25,000	24,813
Solo Cup 8.50% 2/15/14	25,000	22,563
Terex 8.00% 11/15/17	30,000	27,900
Thermo Fisher Scientific
3.20% 5/1/15	195,000	201,426
4.70% 5/1/20	10,000	10,793
#Trimas 144A 9.75% 12/15/17	20,000	20,350
United Technologies 4.50% 4/15/20	65,000	70,463
#USG 144A 9.75% 8/1/14	10,000	10,450
		1,167,816
Consumer Cyclical – 1.94%
#Allison Transmission 144A 11.00% 11/1/15	51,000	53,678
American Axle & Manufacturing 7.875% 3/1/17	20,000	17,450
ArvinMeritor 8.125% 9/15/15	55,000	53,075
Beazer Homes USA 8.125% 6/15/16	30,000	27,000
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	80,000	84,399
w#CVS Pass Through Trust 144A 8.353% 7/10/31	167,403	203,505
#Equinox Holdings 144A 9.50% 2/1/16	5,000	4,969
Ford Motor 7.45% 7/16/31	95,000	86,212
Ford Motor Credit 12.00% 5/15/15	100,000	115,868
Global Cash Access 8.75% 3/15/12	12,000	12,075
#Harrah's Operating 144A 10.00% 12/15/18	40,000	33,000
Interface
9.50% 2/1/14	4,000	4,125
11.375% 11/1/13	20,000	22,500
International Game Technology 5.50% 6/15/20	50,000	51,680
#Invista 144A 9.25% 5/1/12	3,000	3,053
K Hovnanian Enterprises
6.25% 1/15/15	15,000	11,025
7.50% 5/15/16	25,000	17,625
10.625% 10/15/16	25,000	25,125
Landry's Restaurants 11.625% 12/1/15	15,000	15,600
M/I Homes 6.875% 4/1/12	10,000	9,950
Macy's Retail Holdings 6.65% 7/15/24	55,000	53,075
MGM MIRAGE
11.125% 11/15/17	15,000	16,613
#144A 11.375% 3/1/18	70,000	66,150
Mobile Mini 6.875% 5/1/15	5,000	4,663
Mohawk Industries 6.875% 1/15/16	15,000	15,338
Mohegan Tribal Gaming Authority 6.875% 2/15/15	20,000	14,300
NCL 11.75% 11/15/16	10,000	10,500
New Albertsons 7.25% 5/1/13	10,000	10,225
Norcraft Holdings 9.75% 9/1/12	45,000	42,806
OSI Restaurant Partners 10.00% 6/15/15	27,000	26,528
#Pinnacle Entertainment 144A 8.75% 5/15/20	60,000	55,875
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	20,000	20,800
Rite Aid 9.375% 12/15/15	15,000	12,338
Royal Caribbean Cruises
6.875% 12/1/13	20,000	19,550
7.00% 6/15/13	5,000	5,000
Ryland Group 8.40% 5/15/17	25,000	26,625
Sally Holdings 10.50% 11/15/16	45,000	48,375
#Sealy Mattress 144A 10.875% 4/15/16	8,000	8,880
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	55,000	43,863
Standard Pacific 10.75% 9/15/16	30,000	32,250
Wal-Mart Stores 3.625% 7/8/20	130,000	129,879
		1,515,547
Consumer Non-Cyclical – 4.14%
Abbott Laboratories 4.125% 5/27/20	175,000	183,700
Accellent 10.50% 12/1/13	35,000	34,650
#Alliance One International 144A 10.00% 7/15/16	40,000	40,901

#Anheuser-Busch InBev Worldwide 144A
3.625% 4/15/15	215,000	220,299
5.00% 4/15/20	40,000	41,902
Bausch & Lomb 9.875% 11/1/15	40,000	41,300
Baxter International 4.50% 8/15/19	165,000	176,771
Bio-Rad Laboratories 8.00% 9/15/16	10,000	10,475
CareFusion
6.375% 8/1/19	75,000	85,825
#144A 6.375% 8/1/19	145,000	165,929
Covidien International Finance 4.20% 6/15/20	70,000	71,785
#Dole Food 144A 8.00% 10/1/16	20,000	20,150
General Mills 5.65% 2/15/19	95,000	108,133
#Genzyme 144A 5.00% 6/15/20	90,000	92,881
Hospira 6.40% 5/15/15	195,000	221,779
Ingles Markets 8.875% 5/15/17	25,000	25,563
Inverness Medical Innovations 9.00% 5/15/16	35,000	35,175
Jarden 7.50% 1/15/20	5,000	4,913
JBS USA Finance 11.625% 5/1/14	42,000	47,303
Kraft Foods 5.375% 2/10/20	95,000	101,989
Life Technologies
4.40% 3/1/15	15,000	15,532
6.00% 3/1/20	190,000	206,133
LVB Acquisition
11.625% 10/15/17	20,000	21,750
PIK 10.375% 10/15/17	15,000	16,200
Medco Health Solutions 7.125% 3/15/18	195,000	233,314
Novartis Capital 4.40% 4/24/20	75,000	81,021
Novartis Securities Investment 5.125% 2/10/19	35,000	39,250
#Novasep Holding 144A 9.75% 12/15/16	100,000	98,750
Pfizer 6.20% 3/15/19	170,000	202,377
Smithfield Foods
7.75% 7/1/17	41,000	39,360
#144A 10.00% 7/15/14	15,000	16,688
Supervalu 8.00% 5/1/16	20,000	19,900
Teva Pharmaceutical Finance II/III 3.00% 6/15/15	75,000	76,557
#Tops Markets 144A 10.125% 10/15/15	15,000	15,525
Tyson Foods 10.50% 3/1/14	25,000	29,250
Universal Hospital Services PIK 8.50% 6/1/15	15,000	14,850
#Viskase 144A 9.875% 1/15/18	45,000	45,450
Yale University 2.90% 10/15/14	105,000	109,027
Yankee Acquisition 9.75% 2/15/17	40,000	40,900
Zimmer Holdings 4.625% 11/30/19	160,000	168,342
		3,221,599
Energy – 4.26%
AmeriGas Partners 7.125% 5/20/16	5,000	5,000
Anadarko Petroleum 5.95% 9/15/16	155,000	133,574
#Antero Resources Finance 144A 9.375% 12/1/17	15,000	15,075
Chesapeake Energy 6.50% 8/15/17	55,000	54,519
Complete Production Service 8.00% 12/15/16	40,000	39,300
Copano Energy 7.75% 6/1/18	25,000	23,750
El Paso 7.00% 6/15/17	5,000	4,997
•Enbridge Energy Partners 8.05% 10/1/37	65,000	64,088
Energy Transfer Partners 9.70% 3/15/19	125,000	151,263
Enterprise Products Operating
5.20% 9/1/20	170,000	174,934
•7.034% 1/15/68	65,000	59,885
9.75% 1/31/14	65,000	78,483
EOG Resources 2.95% 6/1/15	155,000	156,623
Forest Oil 7.25% 6/15/19	15,000	14,550
#Helix Energy Solutions 144A 9.50% 1/15/16	55,000	50,875
#Hercules Offshore 144A 10.50% 10/15/17	40,000	35,700
#Hilcorp Energy Finance I 144A 7.75% 11/1/15	5,000	4,950
Holly 9.875% 6/15/17	25,000	25,813
Inergy Finance 8.75% 3/1/15	10,000	10,225
Key Energy Services 8.375% 12/1/14	50,000	49,938
Kinder Morgan Energy Partners
5.30% 9/15/20	50,000	51,813
9.00% 2/1/19	110,000	137,134
#Linn Energy 144A 8.625% 4/15/20	20,000	20,575
#Midcontinent Express Pipeline 144A
5.45% 9/15/14	80,000	83,318
6.70% 9/15/19	130,000	134,717
#Murray Energy 144A 10.25% 10/15/15	25,000	25,000
Nexen 7.50% 7/30/39	70,000	82,302
#NFR Energy 144A 9.75% 2/15/17	25,000	24,250
Noble Energy 8.25% 3/1/19	130,000	157,585
OPTI Canada
7.875% 12/15/14	30,000	26,250
8.25% 12/15/14	25,000	21,875
Petrobras International Finance
5.75% 1/20/20	143,000	144,722
5.875% 3/1/18	15,000	15,513
PetroHawk Energy
7.875% 6/1/15	30,000	30,225
10.50% 8/1/14	10,000	10,800

Petroleum Development 12.00% 2/15/18		25,000	25,938
Plains All American Pipeline 8.75% 5/1/19		45,000	53,800
Pride International 8.50% 6/15/19		100,000	104,250
Quicksilver Resources 7.125% 4/1/16		45,000	41,738
Range Resources 8.00% 5/15/19		20,000	20,975
Regency Energy Partners 8.375% 12/15/13		10,000	10,350
#Rockies Express Pipeline 144A 5.625% 4/15/20		65,000	61,937
#SandRidge Energy 144A 9.875% 5/15/16		45,000	45,900
Shell International Finance 3.10% 6/28/15		55,000	55,915
Total Capital 4.45% 6/24/20		50,000	51,140
TransCanada Pipelines
3.40% 6/1/15		105,000	109,038
•6.35% 5/15/67		115,000	102,631
Transocean 6.80% 3/15/38		35,000	31,633
Weatherford International 9.625% 3/1/19		130,000	156,784
#Williams Partners 144A 5.25% 3/15/20		65,000	66,593
#Woodside Finance 144A 8.125% 3/1/14		225,000	256,479
			3,314,722
Financials – 0.83%
Capital One Capital V 10.25% 8/15/39		30,000	31,838
City National Capital Trust I 9.625% 2/1/40		120,000	126,602
#ERAC USA Finance 144A 5.25% 10/1/20		45,000	45,563
FTI Consulting 7.75% 10/1/16		40,000	40,600
General Electric Capital 6.00% 8/7/19		285,000	309,076
International Lease Finance 6.625% 11/15/13		55,000	51,288
Nuveen Investments 10.50% 11/15/15		50,000	43,750
			648,717
Insurance – 0.35%
•Genworth Financial 6.15% 11/15/66		30,000	20,700
MetLife
6.40% 12/15/36		120,000	106,201
6.817% 8/15/18		60,000	67,970
Prudential Financial 3.875% 1/14/15		75,000	75,611
			270,482
Media – 2.90%
Affinion Group 11.50% 10/15/15		20,000	21,100
#Charter Communications Operating 144A 10.875% 9/15/14		50,000	55,750
Clear Channel Communications 10.75% 8/1/16		35,000	24,763
Comcast 5.90% 3/15/16		205,000	231,307
#Cox Communications 144A
6.25% 6/1/18		30,000	33,505
6.45% 12/1/36		20,000	22,136
6.95% 6/1/38		45,000	51,799
DIRECTV Holdings 7.625% 5/15/16		375,000	407,826
DISH DBS 7.875% 9/1/19		65,000	67,925
#GXS Worldwide 144A 9.75% 6/15/15		60,000	57,600
Lamar Media 6.625% 8/15/15		30,000	28,875
LIN Television 6.50% 5/15/13		5,000	4,825
#NBC Universal 144A 5.15% 4/30/20		260,000	271,699
Nielsen Finance 10.00% 8/1/14		75,000	77,063
Shaw Communication 6.75% 11/9/39	CAD	309,000	296,727
#Sinclair Television Group 144A 9.25% 11/1/17	USD	25,000	25,375
#Sirius XM Radio 144A 9.75% 9/1/15		5,000	5,338
Terremark Worldwide 12.00% 6/15/17		50,000	56,500
Time Warner Cable 8.25% 4/1/19		140,000	172,452
#Univision Communications 144A 12.00% 7/1/14		30,000	32,325
#Videotron 144A 7.125% 1/15/20	CAD	69,000	65,467
#Vivendi 144A
5.75% 4/4/13	USD	135,000	144,914
6.625% 4/4/18		80,000	89,299
#XM Satellite Radio 144A 13.00% 8/1/13		10,000	10,975
			2,255,545
Real Estate – 0.42%
Developers Diversified Realty
5.375% 10/15/12		70,000	69,171
7.50% 4/1/17		35,000	34,393
9.625% 3/15/16		25,000	27,154
#Digital Realty Trust 144A 5.875% 2/1/20		40,000	40,884
ProLogis
6.25% 3/15/17		70,000	66,755
7.375% 10/30/19		70,000	68,670
Ventas Realty 6.50% 6/1/16		20,000	20,390
			327,417
Services Non-Cyclical – 0.87%
ARAMARK 8.50% 2/1/15		50,000	50,750
Avis Budget Car Rental 7.75% 5/15/16		25,000	23,469
#Brambles USA 144A
3.95% 4/1/15		135,000	137,241
5.35% 4/1/20		40,000	41,613
#Roche Holdings 144A 6.00% 3/1/19		260,000	303,394
#RSC Equipment Rental 144A 10.25% 11/15/19		30,000	30,450
Select Medical 7.625% 2/1/15		35,000	33,075

•US Oncology Holdings PIK 6.643% 3/15/12		63,000	58,905
			678,897
Technology – 0.17%
National Semiconductor 6.60% 6/15/17		45,000	50,486
SunGard Data Systems 10.25% 8/15/15		50,000	51,874
#Unisys 144A 12.75% 10/15/14		25,000	28,063
			130,423
Telecommunications – 2.48%
American Tower 7.00% 10/15/17		95,000	106,400
AT&T 6.50% 9/1/37		150,000	166,930
Cincinnati Bell 7.00% 2/15/15		14,000	13,195
Cisco Systems 4.45% 1/15/20		260,000	274,995
#Clearwire Communications 144A 12.00% 12/1/15		96,000	95,720
Cricket Communications 9.375% 11/1/14		45,000	45,900
#Digicel 144A 8.25% 9/1/17		110,000	109,450
#GCI 144A 8.625% 11/15/19		15,000	15,038
#Global Crossing 144A 12.00% 9/15/15		45,000	47,925
Hughes Network Systems 9.50% 4/15/14		35,000	35,613
Intelsat Bermuda PIK 11.50% 2/4/17		875	877
Level 3 Financing
9.25% 11/1/14		5,000	4,563
#144A 10.00% 2/1/18		35,000	31,150
MetroPCS Wireless 9.25% 11/1/14		18,000	18,630
NII Capital 10.00% 8/15/16		45,000	47,588
PAETEC Holding
8.875% 6/30/17		20,000	20,100
9.50% 7/15/15		35,000	34,213
Qwest
8.375% 5/1/16		120,000	131,700
#144A 8.375% 5/1/16		30,000	32,925
Rogers Communications
6.68% 11/4/39	CAD	40,000	40,110
7.50% 3/15/15	USD	45,000	53,754
Sprint Capital 8.75% 3/15/32		55,000	52,800
Telecom Italia Capital
5.25% 10/1/15		185,000	186,922
6.175% 6/18/14		25,000	26,159
Telefonica Emisiones
3.729% 4/27/15		75,000	74,863
5.134% 4/27/20		75,000	75,316
Telesat Canada
11.00% 11/1/15		40,000	43,400
12.50% 11/1/17		10,000	11,250
Verizon Communications 6.40% 2/15/38		50,000	55,290
#Wind Acquisition Finance 144A 11.75% 7/15/17		50,000	51,500
Windstream
7.875% 11/1/17		10,000	9,813
8.125% 8/1/13		15,000	15,581
			1,929,670
Transportation – 0.32%
Burlington Northern Santa Fe 4.70% 10/1/19		175,000	185,691
Kansas City Southern Railway 13.00% 12/15/13		19,000	22,895
#United Air Lines 144A 12.00% 11/1/13		40,000	41,800
			250,386
Utilities – 2.30%
AES 8.00% 6/1/20		25,000	25,250
#American Transmission Systems 144A 5.25% 1/15/22		115,000	120,807
Appalachian Power 3.40% 5/24/15		45,000	45,770
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		100,000	108,875
CMS Energy
6.55% 7/17/17		45,000	45,720
8.75% 6/15/19		20,000	22,182
Duke Energy Carolinas 4.30% 6/15/20		180,000	190,478
Dynegy Holdings 7.75% 6/1/19		50,000	34,813
Edison Mission Energy
7.00% 5/15/17		5,000	3,225
7.20% 5/15/19		20,000	12,400
Florida Power 5.65% 6/15/18		80,000	91,073
Illinois Power 9.75% 11/15/18		200,000	262,977
Jersey Central Power & Light 5.625% 5/1/16		35,000	37,887
Mirant North America 7.375% 12/31/13		5,000	5,138
NRG Energy 7.375% 2/1/16		15,000	14,963
PacifiCorp 5.50% 1/15/19		105,000	118,481
Pennsylvania Electric 5.20% 4/1/20		115,000	120,101
PPL Electric Utilities 7.125% 11/30/13		40,000	46,758
Public Service Company of Oklahoma 5.15% 12/1/19		100,000	105,500
•Puget Sound Energy 6.974% 6/1/67		35,000	32,167
#SEMCO Energy 144A 5.15% 4/21/20		140,000	150,253
TXU 5.55% 11/15/14		40,000	28,615
Xcel Energy 4.70% 5/15/20		165,000	172,029
			1,795,462
Total Corporate Bonds (cost $20,739,656)			21,845,720

Municipal Bond – 0.07%
•Puerto Rico Sales Tax Financing Revenue First Subordinate Series B 5.00% 8/1/39		50,000	52,401
Total Municipal Bond (cost $50,000)			52,401

Non-Agency Asset-Backed Securities – 2.60%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.30% 10/6/11		55,000	54,950
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14		40,000	40,083
•#Ally Master Owner Trust Series 2010-1 A 144A 2.091% 1/15/15		100,000	101,365
•American Express Credit Account Master Trust Series 2010-1 B 0.94% 11/16/15		100,000	99,273
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		120,000	123,461
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		100,000	116,297
Chase Issuance Trust Series 2005-A10 A10 4.65% 12/17/12		35,000	35,409
#CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16		100,000	101,069
•Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.991% 7/15/13		45,000	44,506
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		250,000	269,557
CNH Equipment Trust
•Series 2007-A A4 0.381% 9/17/12		7,765	7,756
Series 2008-A A4A 4.93% 8/15/14		90,000	93,311
Series 2009-C A3 1.85% 12/16/13		25,000	25,258
Series 2009-C A4 3.00% 8/17/15		80,000	83,050
Series 2010-A A4 2.49% 1/15/16		105,000	107,125
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		43,264	44,022
#Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13		250,000	250,246
•#Ford Credit Floorplan Master Owner Trust Series 2010-1 A 144A 1.991% 12/15/14		100,000	101,048
•#Golden Credit Card Trust Series 2008-3 A 144A 1.341% 7/15/17		100,000	100,766
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		75,000	76,133
•#Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.491% 1/15/15		100,000	100,247
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13		50,000	50,339
Total Non-Agency Asset-Backed Securities (cost $1,991,989)			2,025,271

Non-Agency Collateralized Mortgage Obligations – 0.47%
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		2,248	2,292
Series 2004-10 1CB1 6.00% 11/25/34		7,422	7,332
Series 2005-3 2A1 5.50% 4/25/20		6,583	6,047
Series 2005-5 2CB1 6.00% 6/25/35		2,598	1,968
Series 2005-6 7A1 5.50% 7/25/20		4,301	4,069
Bank of America Funding Securities
•@Series 2006-H 1A2 3.384% 9/20/46		2,465	319
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	71,300
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.752% 8/25/37		153,959	118,129
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		28,217	27,654
w@Countrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36		10,416	9,105
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		72,723	66,405
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		34,420	32,315
•Series 2006-AR5 2A1 5.475% 4/25/36		25,245	19,991
Total Non-Agency Collateralized Mortgage Obligations (cost $273,167)			366,926

Regional Agencies – 0.48%Δ
Australia – 0.48%
New South Wales Treasury
2.75% 11/20/25	AUD	71,000	60,368
6.00% 5/1/20	AUD	328,000	283,216
Queensland Treasury 6.00% 6/14/21	AUD	37,000	31,967
Total Regional Agencies (cost $378,700)			375,551

Regional Authorities – 0.28%Δ
Canada – 0.28%
Province of British Columbia Canada 2.85% 6/15/15	USD	50,000	51,704
Province of Manitoba Canada 2.625% 7/15/15		25,000	25,455
Province of Ontario Canada 4.40% 4/14/20		70,000	74,528
Province of Quebec Canada
4.50% 12/1/19	CAD	6,000	5,874
4.875% 5/5/14	CAD	55,000	60,709
Total Regional Authorities (cost $212,495)			218,270

«Senior Secured Loans – 1.30%
Allied Security Holdings Term Tranche Loan 6.75% 2/23/15	USD	55,439	55,439
ATI Holdings Term Tranche Loan 7.00% 2/18/16		20,000	19,300
BWAY Holding Term Tranche Loan B 5.50% 3/28/17		68,571	68,643
Calpine Term Tranche Loan New 7.00% 4/21/17		70,000	69,431
Cengage Learning Term Tranche Loan 7.50% 7/21/10		124,683	124,995
Delta Air Lines Term Tranche Loan 8.75% 9/16/13		109,699	110,476
Energy Futures Holdings Term Tranche Loan B2 3.729% 10/10/14		68,409	50,819
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		37,980	38,205
ICL Industrial Containers Term Tranche Loan C 3.75% 6/16/17		6,429	6,435
JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		39,900	39,950

Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		60,000	63,120
PQ Term Tranche Loan 6.73% 7/30/15		65,000	59,150
RehabCare Group Term Tranche Loan B 6.00% 11/3/15		34,913	34,786
Rental Service 2nd Lien Term Tranche Loan 3.817% 10/7/13		125,000	114,480
Rockwood Specialties Term Tranche Loan H 6.00% 5/15/14		55,000	55,149
Smurfit-Stone Container Enterprise Term Tranche Loan 6.75% 1/2/16		35,000	34,963
SunGard Data Systems Term Tranche Loan 6.75% 2/28/14		34,911	34,987
Univision Communications Term Tranche Loan B 2.533% 9/29/14		39,338	32,902
Total Senior Secured Loans (cost $1,007,468)			1,013,230

Sovereign Debt – 6.07%Δ
Australia – 1.38%
Australian Government
4.50% 4/15/20	AUD	531,000	426,099
6.00% 2/15/17	AUD	220,000	196,488
6.25% 4/15/15	AUD	435,000	390,450
Australian Index Linked 3.00% 9/20/25	AUD	71,000	64,094
			1,077,131
Brazil – 0.14%
Federal Republic of Brazil 11.00% 8/17/40	USD	80,000	107,520
			107,520
Canada – 0.76%
Canadian Government Bond 2.50% 6/1/15	CAD	600,000	568,290
Export Development Canada 2.25% 5/28/15	USD	25,000	25,313
			593,603
Colombia – 0.12%
Republic of Colombia 11.75% 2/25/20		61,000	90,890
			90,890
Indonesia – 0.98%
Indonesia Treasury Bonds
9.50% 6/15/15	IDR	1,090,000,000	129,733
10.50% 8/15/30	IDR	1,090,000,000	130,831
10.75% 5/15/16	IDR	981,000,000	123,280
11.00% 11/15/20	IDR	1,855,000,000	245,352
12.80% 6/15/21	IDR	900,000,000	131,549
			760,745
Norway – 2.03%
Eksportfinans
3.00% 11/17/14	USD	85,000	87,624
5.50% 5/25/16		210,000	238,977
#Kommunalbanken 144A 2.75% 5/5/15		100,000	101,907
Norwegian Government
4.25% 5/19/17	NOK	1,180,000	197,370
4.50% 5/22/19	NOK	3,913,000	665,802
5.00% 5/15/15	NOK	1,677,000	287,194
			1,578,874
Republic of Korea – 0.13%
#Korea Expressway 144A 4.50% 3/23/15	USD	100,000	102,577
			102,577
Russia – 0.32%
Russian-Eurobond 7.50% 3/31/30		220,800	249,460
			249,460
Sweden – 0.14%
Svensk Exportkredit 3.25% 9/16/14		105,000	109,037
			109,037
Turkey – 0.07%
Republic of Turkey 6.875% 3/17/36		52,000	53,950
			53,950
Total Sovereign Debt (cost $4,694,900)			4,723,787

Supranational Banks – 1.38%
Asian Development Bank 2.75% 5/21/14		160,000	166,071
European Bank for Reconstruction & Development
6.75% 5/12/17	RUB	1,000,000	32,040
9.25% 9/10/12	BRL	110,000	60,609
European Investment Bank 9.00% 12/21/18	ZAR	900,000	117,402
Inter-American Development Bank 2.25% 7/15/15	USD	75,000	75,443
International Bank for Reconstruction & Development
2.375% 5/26/15		95,000	96,701
3.375% 4/30/15	NOK	700,000	108,795
5.75% 10/21/19	AUD	433,000	366,031
Nordic Investment Bank 2.50% 7/15/15	USD	50,000	50,710
Total Supranational Banks (cost $1,089,639)			1,073,802

U.S. Treasury Obligations – 7.80%
¥U.S. Treasury Bond 4.625% 2/15/40		60,000	67,453
¥U.S. Treasury Inflation Index Notes 1.625% 1/15/15		445,279	470,604
U.S. Treasury Notes
1.125% 6/15/13		630,000	632,606
1.875% 6/30/15		3,230,000	3,242,871
3.50% 5/15/20		1,585,000	1,659,046
Total U.S. Treasury Obligations (cost $5,961,671)			6,072,580

		Number of
		Shares
Preferred Stock – 0.03%
•PNC Financial Services Group 8.25%		25,000	25,913
Total Preferred Stock (cost $25,314)			25,913

		Principal
		Amount°
≠Discounted Commercial Paper – 0.64%
Medtronic 0.21% 8/10/10	USD	500,000	499,820
Total Discounted Commercial Paper (cost $499,883)			499,820

≠Short-Term Investments – 8.35%
Discount Notes – 6.50%
Federal Home Loan Bank
0.001% 7/1/10		1,978,996	1,978,996
0.001% 7/6/10		1,484,247	1,484,243
0.01% 7/7/10		166,846	166,845
0.01% 7/15/10		669,560	669,555
0.05% 7/16/10		757,902	757,896
			5,057,535
U.S. Treasury Obligations – 1.85%
U.S. Treasury Bills
0. 005% 7/1/10		869,531	869,531
0.045% 7/15/10		572,182	572,162
			1,441,693
Total Short-Term Investments (cost $6,499,230)			6,499,228

Total Value of Securities – 105.72%
(cost $81,124,312)			82,327,148
Liabilities Net of Receivables and Other Assets (See Notes) – (5.72%)z			(4,456,053)
Net Assets Applicable to 8,437,250 Shares Outstanding – 100.00%			$77,871,095

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
USD – United States Dollar
ZAR – South African Rand

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.
ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.
zOf this amount, $7,509,591 represents payable for securities purchased and cash as of June 30, 2010.
¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $6,907,364, which represented 8.87% of the Fund’s net assets. See Note 5 in “Notes.”
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $163,638, which represented 0.21% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at time of purchase.
†Non income producing security.
±Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $6,027,814 which represented 7.74% the Fund’s net assets. See Note 1 in "Notes."
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΔSecurities have been classified by country of origin.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR – American Depositary Receipts
CDS – Credit Default Swap
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

1The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(4,460)	USD	3,795	7/2/10	$44
AUD	(186,742)	USD	161,197	8/3/10	4,731
AUD	(379,362)	USD	328,220	8/3/10	10,363
AUD	(799,417)	USD	691,724	8/3/10	21,913
AUD	(549,401)	USD	473,952	8/3/10	13,623
BRL	(145,687)	USD	80,690	8/2/10	870
BRL	914,548	USD	(506,114)	8/3/10	(5,235)
CAD	(6,134)	USD	5,814	7/2/10	51
CAD	(61,016)	USD	58,486	8/3/10	1,179
CAD	(215,425)	USD	206,493	8/3/10	4,161
CAD	186,035	USD	(178,131)	8/3/10	(3,403)
CAD	(105,238)	USD	100,538	8/3/10	1,696
CHF	39,638	USD	(36,661)	7/1/10	115
EUR	67,231	USD	(82,379)	7/1/10	(158)
EUR	(30,874)	USD	37,543	7/2/10	(215)
EUR	(166,235)	USD	205,799	8/3/10	2,467
EUR	(110,346)	USD	135,863	8/3/10	892
EUR	(729,020)	USD	897,716	8/3/10	6,009
GBP	144	USD	(217)	7/1/10	(2)
GBP	(9,874)	USD	14,845	7/2/10	95
GBP	(199,874)	USD	299,602	8/310	1,037
GBP	(274,419)	USD	410,924	8/3/10	1,008
HKD	828,650	USD	(106,453)	7/2/10	(39)
IDR	(121,422,000)	USD	13,292	8/3/10	(33)
INR	14,328,601	USD	(308,000)	10/20/10	(3,171)
JPY	(850,756)	USD	9,567	7/2/10	(59)
JPY	164,620	USD	(2,000)	7/2/10	(138)
MXN	(19,704)	USD	1,542	8/3/10	24
MYR	734,099	USD	(226,863)	8/3/10	(232)
NOK	(2,763,330)	USD	427,490	8/3/10	3,611
NOK	(581,658)	USD	89,342	8/3/10	118
NOK	(808,067)	USD	125,160	8/3/10	1,207
NOK	(205,863)	USD	31,618	8/3/10	39
PLN	(66,576)	USD	19,782	7/1/10	157
RUB	(4,935,060)	USD	158,587	8/3/10	1,296
SEK	(17,069)	USD	2,179	7/2/10	(11)
ZAR	(810,385)	USD	105,478	8/3/10	549
					$64,559

Financial Futures Contracts

				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
2 U.S. Treasury 5 yr Notes	$234,112	$236,703	9/30/10	$2,591
6 U.S. Treasury 10 yr Notes	722,202	735,281	9/30/10	13,079
2 U.S. Ultra Bond	268,379	271,625	9/21/10	3,246
	$1,224,693	$1,243,609		$18,916

Swap Contracts
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America Securities
CDX High Yield 14	$390,000	5.00%	6/20/15	$(2,985)
Barclays
CDX Emerging Markets 13	155,000	5.00%	6/20/15	912
CDX High Yield 14	408,000	5.00%	6/20/15	7,565
ITRAXX Europe Subordinate Financials
5 yr CDS	530,000	1.00%	6/20/15	8,146
Kingdom of Spain 5 yr CDS	310,000	1.00%	3/20/15	16,283
Citigroup Global Markets
CDX High Yield 14	458,000	5.00%	6/20/15	4,419
Goldman
CDX High Yield 14	430,000	5.00%	6/20/15	9,286
JPMorgan Securities
CDX Emerging Markets 13	203,000	5.00%	6/20/15	2,954
CDX High Yield 14	240,000	5.00%	6/20/15	5,292
ITRAXX Europe Subordinate Financials
5 yr CDS	500,000	1.00%	6/20/15	(6,084)
Portuguese Republic 5 yr CDS	143,000	1.00%	6/20/15	9,166
Morgan Stanley
CDX High Yield 14	225,000	5.00%	6/20/15	(796)
	$3,992,000			$54,158
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$30,000	5.00%	9/20/14	$(162)
				$(162)
Total				$53,996

The use of foreign currency exchange contracts, financial futures contracts, and CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 2006 - September 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such divides, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standard Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$81,515,361
Aggregate unrealized appreciation	$3,737,559
Aggregate unrealized depreciation	(2,925,772)
Net unrealized appreciation	$811,787

For federal income tax purposes, at September 30, 2009, capital loss carryforwards of $666,298 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$11,420,540	$201,196	$11,621,736
Common Stock	17,219,458	6,043,644	-	23,263,102
Corporate Debt	-	23,709,298	95,615	23,804,913
Foreign Debt	-	6,223,318	168,092	6,391,410
Investment Companies	4,096,045	-	-	4,096,045
Municipal Bonds	-	52,401	-	52,401
U.S. Treasury Obligations	6,072,580	-	-	6,072,580
Short-Term	1,441,693	5,557,355	-	6,999,048
Other	-	25,913	-	25,913
Total	$28,829,776	$53,032,469	$464,903	$82,327,148

Foreign Currency Exchange Contracts	$-	$64,559	$-	$64,559
Financial Futures Contracts	$-	$18,916	$-	$18,916
Swap Contracts	$-	$53,996	$-	$53,996

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed &
		Mortgage-
		Backed	Corporate	Foreign
	Total	Securities	Debt	Debt
Balance as of 9/30/09	$225,452	$97,367	$-	$128,085
Purchases	367,253	99,999	97,438	169,816
Sales	(94,880)	-	-	(94,880)
Net realized gain	280	-	-	280
Net change in unrealized
appreciation/depreciation	(33,202)	3,830	(1,823)	(35,209)
Balance as of 6/30/10	$464,903	$201,196	$95,615	$168,092

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$283	$3,830	$(1,823)	$(1,724)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending September 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in the normal course of pursuing their investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2010, the aggregate unrealized appreciation of credit default swaps was $53,996. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $3,962,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at June 30, 2010, the notional value of the protection sold was $30,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2010, the net unrealized depreciation of the protection sold was $162.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables and other assets net of liabilities	$75,306	Liabilities net of receivables and other assets	$(10,747)
Interest rate contracts (Futures)	Receivables and other assets net of liabilities	18,916	Liabilities net of receivables and other assets	-
Credit contracts (Swaps)	Receivables and other assets net of liabilities	57,777	Liabilities net of receivables and other assets	(3,781)
Total		$151,999		$(14,528)

The effect of derivative instruments on the statement of operations for the period ended June 30, 2010 was as follows:

		Realized Gain or	Change in Unrealized
	Location of Gain or Loss	Loss on Derivatives	Appreciation or Depreciation
	on Derivatives	Recognized in	on Derivatives Recognized
	Recognized in Income	Income	in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized loss on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies	$(24,910)	$64,077
Interest rate contracts (Futures)	Net realized gain on futures contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	46,173	19,263
Credit contracts (Swaps)	Net realized loss on swap contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	(54,538)	53,037
Total		$(33,275)	$136,377

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2010.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard &Poor’s Rating Group and/or Ba or lower by Moody’s Investors, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: